UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: OCTOBER 31

Date of reporting period: OCTOBER 31, 2004

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Microsoft Word 11.0.6359; Goldman SachsFundsT A X A B L E F I X E D I N C O M E F U N D SAnnual Report October 31, 2004Current income potential from portfolios that invest in a variety of fixed income securities.

Goldman Sachs Taxable Fixed Income FundsGOLDMAN SACHS ENHANCED INCOME FUNDGOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND GOLDMAN SACHS GOVERNMENT INCOME FUNDGOLDMAN SACHS U.S. MORTGAGES FUNDGOLDMAN SACHS CORE FIXED INCOME FUNDGOLDMAN SACHS INVESTMENT GRADE CREDIT FUNDNOT FDIC-INSURED May Lose Value No Bank Guarantee

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

What Distinguishes Goldman Sachs' Fixed Income Investing Process?

At Goldman Sachs Asset Management (GSAM), the goal of our fixed income investment process is to provide consistent, strong performance by actively managing our portfolios within a research-intensive, risk-managed framework.

A key element of our fixed income investment philosophy is to evaluate the broadest global opportunity set to capture relative value across sectors and instruments. Our globally integrated investment process involves managing dynamically along the risk/return spectrum, as we continue to develop value-added strategies through:

1 RIGOROUS SECURITY SELECTION

- Assess relative value among sectors (such as mortgages and corporates) and sub-sectors
- Leverage the vast resources of Goldman Sachs in selecting securities for each portfolio

2 PRECISE PORTFOLIO CONSTRUCTION

- Team approach to decision making
- Manage risk by avoiding significant sector and interest rate bets
- Careful management of yield curve strategies — while closely managing portfolio duration

RESULT

Fixed Income portfolios that:

- Include domestic and global investment options, tax-free income opportunities, and access to areas of specialization such as high yield
- Capitalize on GSAM's industry-renowned credit research capabilities
- Use a risk-managed framework to seek total return, recognizing the importance of investors' capital accumulation goals as well as their need for income

1

P O R T F O L I O R E S U LT SEnhanced Income FundDear Shareholder, This report provides an overview on the performance of the Goldman Sachs Enhanced Income Fund during the one-yearreporting period that ended October 31, 2004.Performance Review Over the one-year period that ended October 31, 2004, the Fund’s Class A, Institutional, and Administration Shares generated cumulative total returns, without sales charges, of 0.63%, 1.04%, and 0.79%, respectively. These returns compare to the 1.21% and 1.10% cumulative total returns of the Fund’s benchmarks, the Six-Month U.S. Treasury Bill Index* and the One-Year U.S. Treasury Note Index*, respectively, over the same time period.As spreads tightened, the Fund’s exposure to corporate bonds and asset-backed securities enhanced results. In addition, security selection within individual sub-sectors was a key driver of returns. Within the corporate sector, we concentrated on sub-sectors that we believed would benefit from a cyclical recovery. This strategy proved beneficial as credit spreads moved tighter due to a strengthening economy and improved quality trends. Security selection within the asset-backed sector, which was concentrated in autos, also contributed to returns. We maintained a short duration position relative to the index in the latter part of the period due to the expectation that interest rates would rise. This strategy modestly detracted from returns toward the end of the reporting period as economic data came in weaker than expected, pushing yields lower.Investment ObjectiveThe Fund seeks to generate returns in excess of traditional money market products while maintaining an emphasis on preservation of capital and liquidity.It is important to note that the Fund is not a money market fund and its net asset value will fluctuate.Portfolio Composition The Fund targets a duration of nine months, with diversified holdings in high credit quality sectors including U.S. Treasuries, agency, corporate, asset-backed, and money market instruments. The Fund invests in securities with a minimum credit quality of “A” by a Nationally Recognized Statistical Rating Organization (“NRSRO”) at the time of purchase or, if unrated, determined by the investment adviser to be of comparable quality. During the period, we tactically managed the Fund’s duration position to reflect changing market conditions. The Fund continues to emphasize shorter-term, higher-credit securities that we believe have the potential to enhance results. *Unlike the Fund’s total return, the Indices’performance does not reflect any deduction for fees or expenses.2

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

At the end of the fiscal year, the Fund's largest sector weights were in corporate bonds, followed by agency debentures and asset-backed securities.

Portfolio Highlights

- **Agencies —** 39.1% on October 31, 2003 and 40.1% on October 31, 2004.
- **Asset-Backed Securities (ABS) —** 29.6% on October 31, 2003 and 19.2% on October 31, 2004.
- **Corporate Bonds —** 28.9% on October 31, 2003 and 40.9% on October 31, 2004.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

November 12, 2004

3

FUND BASICS

Enhanced Income Fund

as of October 31, 2004

Assets Under Management

$681.7 Million

NASDAQ SYMBOLS

Class A Shares

GEIAX

Institutional Shares

GEIIX

Administration Shares

GEADX

PERFORMANCE REVIEW

November 1, 2003–October 31, 2004	Fund Total Return (based on NAV)[1]	Six-Month U.S. Treasury Bill Index[2]	One-Year U.S. Treasury Note Index[2]	30-Day Standardized Yield[3]
Class A	0.63%	1.21%	1.10%	2.34%
Institutional	1.04	1.21	1.10	2.77
Administration	0.79	1.21	1.10	2.52

[1] The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.

[2] The Six-Month U.S. Treasury Bill Index and One-Year U.S. Treasury Note Index, as reported by Merrill Lynch, do not reflect any deduction for fees, expenses or taxes.

[3] The 30-Day Standardized Yield of the class of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the class of the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the class of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the class of the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

STANDARDIZED TOTAL RETURNS[4]

For the period ended 9/30/04	Class A	Institutional	Administration
One Year	-0.95%	0.94%	0.79%
Since Inception	3.09 (8/2/00)	3.84 (8/2/00)	3.60 (8/2/00)

[4] **The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 1.5% for Class A Shares. Because Institutional and Administration Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.**

Total return figures in the above tables represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above tables. Please visit www.gs.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

SECTOR ALLOCATION AS OF 10/31/04[5]

Percentage of Portfolio


50%
40%
30%
20%
10%
0%
40.9%
40.1%
19.2%
Corporates
Agencies
Asset-Backed

[5] Percentages may not sum to 100% due to exclusion of the Fund's cash position. The Fund is actively managed and, as such, its composition may differ over time.

4

PORTFOLIO RESULTS

Ultra-Short Duration Government Fund

Dear Shareholder:

This report provides an overview on the performance of the Goldman Sachs Ultra-Short Duration Government Fund during the one-year reporting period that ended October 31, 2004.

Performance Review

Over the one-year period that ended October 31, 2004, the Fund's Class A, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 1.61%, 2.02%, and 1.61%, respectively. These returns compare to the 1.21% and 1.10% cumulative total returns of the Fund's benchmarks, the Six-Month U.S. Treasury Bill Index* and the One-Year U.S. Treasury Note Index*, respectively, over the same time period.

The Fund outperformed its benchmarks during the period. This was primarily attributable to sub-sector and security selection within the collateralized sector.

Exposure to collateralized sectors, such as mortgages and asset-backed securities, contributed to performance as these sectors performed well and spreads ended the period tighter. The Fund continued to emphasize government-issued sectors, such as agency debentures and mortgage-backed securities. These also enhanced portfolio returns over the period. Security selection among ARMs, CMOs, and fixed rate pass-throughs were key drivers of returns. In addition, the Fund's recent focus on floating rate home equity asset-backed securities benefited performance.

Investment Objective

The Fund seeks to provide a high level of current income, consistent with low volatility of principal.

Portfolio Composition

Over the period, the Fund continued to focus on security selection and sub-sector strategies within the collateralized mortgages sector. The Fund's allocation to the pass-through and collateralized mortgage obligations (CMOs) sub-sectors was trimmed in favor of more attractive valuations within the adjustable rate mortgages (ARMs) and home equity asset-backed sub-sectors. During the period, we tactically managed the Fund's duration position to reflect changing market conditions.

At the end of the fiscal year, the Fund's largest sector weights were in adjustable rate mortgages, followed by collateralized mortgage obligations and agency debentures.

* Unlike the Fund's total return, the Indices' performance does not reflect any deduction for fees or expenses.

5

PORTFOLIO RESULTS

Portfolio Highlights

- **Adjustable Rate Mortgage Securities —** 29.3% on October 31, 2003 and 31.6% on October 31, 2004.
- **Collateralized Mortgage Obligations —** 23.8% on October 31, 2003 and 16.1% on October 31, 2004.
- **Fixed Rate Pass-Throughs —** 25.9% on October 31, 2003 and 14.2% on October 31, 2004.
- **Agency Debentures —** 8.2% on October 31, 2003 and 14.8% on October 31, 2004.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

November 12, 2004

6

FUND BASICS

Ultra-Short Duration Government Fund

as of October 31, 2004

Assets Under Management

$1.6 Billion

NASDAQ SYMBOLS

Class A Shares

GSAMX

Institutional Shares

GSARX

Service Shares

GSASX

PERFORMANCE REVIEW

November 1, 2003–October 31, 2004	Fund Total Return (based on NAV)[1]	Six-Month U.S. Treasury Bill Index[2]	One Year U.S. Treasury Note Index[2]	30-Day Standardized Yield[3]
Class A	1.61%	1.21%	1.10%	1.87%
Institutional	2.02	1.21	1.10	2.30
Service	1.61	1.21	1.10	1.80

[1] The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.

[2] The Six-Month U.S. Treasury Bill Index and One-Year U.S. Treasury Note Index, as reported by Merrill Lynch, do not reflect any deduction for fees, expenses or taxes.

[3] The 30-Day Standardized Yield of the class of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the class of the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the class of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the class of the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

STANDARDIZED TOTAL RETURNS[4]

For the period ended 9/30/04	Class A	Institutional	Service
One Year	-0.03%	1.85%	1.55%
Five Years	3.47	4.22	3.73
Ten Years	N/A	5.01	N/A
Since Inception	4.37 (5/15/95)	4.89 (7/17/91)	4.03 (3/27/97)

[4] **The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 1.5% for Class A Shares. Because Institutional and Administration Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.**

Total return figures in the above tables represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above tables. Please visit www.gs.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

SECTOR ALLOCATION AS OF 10/31/04[5]

Percentage of Portfolio


80%
60%
40%
20%
0%
63.2%
14.8%
10.5%
1.9%
Mortgage-Backed
Agencies
Asset-Backed
Treasuries

[5] Percentages may not sum to 100% due to exclusion of the Fund's cash position. The Fund is actively managed and, as such, its composition may differ over time.

7

PORTFOLIO RESULTS

Short Duration Government Fund

Dear Shareholder:

This report provides an overview on the performance of the Goldman Sachs Short Duration Government Fund during the one-year reporting period that ended October 31, 2004.

Performance Review

Over the one-year period that ended October 31, 2004, the Fund's Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 1.81%, 1.31%, 1.16%, 2.33%, and 1.72%, respectively. These returns compare to the 1.67% cumulative total return of the Fund's benchmark, the Two-Year U.S. Treasury Note Index*, over the same time period.

During the reporting period, the Fund's sub-sector and security selection strategies within the collateralized sector enhanced results. Class B and C Shares were impacted by the same strategies. However, they did not outperform the benchmark due to higher expenses.

Exposure to collateralized sectors such as mortgages and asset-backed securities contributed to the Fund's performance as these sectors performed well and spreads ended the period tighter. The Fund's continued emphasis on government-issued sectors, such as agency debentures and mortgage-backed securities, also contributed positively to returns over the period. Security selection among ARMs, CMOs, and fixed rate pass-throughs were key drivers of returns. In addition, the Fund's recent focus on floating rate home equity asset-backed securities benefited performance.

Investment Objective

The Fund seeks a high level of current income and, secondarily, in seeking current income, may also consider the potential for capital appreciation.

Portfolio Composition

Over the period, the Fund continued to focus on security selection and sub-sector strategies within the collateralized mortgages sector. The Fund's allocation to the pass-through and collateralized mortgage obligations (CMOs) sub-sectors was trimmed in favor of more attractive valuations within the adjustable rate mortgages (ARMs) and home equity asset-backed sub-sectors. The Fund's exposure to agency debentures was also decreased during the fiscal year, as we believed the sector became less attractive. During the period, we tactically managed the Fund's duration position to reflect changing market conditions.

At the end of the fiscal year, the Fund's largest sector weights were in adjustable rate mortgages, followed by agency debentures and collateralized mortgage obligations.

* Unlike the Fund's total return, the Index's performance does not reflect any deduction for fees or expenses.

8

PORTFOLIO RESULTS

Portfolio Highlights

- **Adjustable Rate Mortgage Securities —** 7.3% on October 31, 2003 and 30.5% on October 31, 2004.
- **Agency Debentures —** 28.8% on October 31, 2003 and 23.6% on October 31, 2004.
- **Collateralized Mortgage Obligations —** 23.5% on October 31, 2003 and 16.0% on October 31, 2004.
- **Fixed Rate Pass-Throughs —** 28.6% on October 31, 2003 and 13.6% on October 31, 2004.
- **U.S. Treasuries —** 6.7% on October 31, 2003 and 10.3% on October 31, 2004.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

November 12, 2004

9

FUND BASICS

Short Duration Government Fund

as of October 31, 2004

Assets Under Management

$843.8 Million

NASDAQ SYMBOLS

Class A Shares

GSSDX

Class B Shares

GSDGX

Class C Shares

GSDCX

Institutional Shares

GSTGX

Service Shares

GSDSX

PERFORMANCE REVIEW

November 1, 2003–October 31, 2004	Fund Total Return (based on NAV)[1]	Two-Year U.S. Treasury Note Index[2]	30-Day Standardized Yield[3]
Class A	1.81%	1.67%	2.75%
Class B	1.31	1.67	2.07
Class C	1.16	1.67	2.06
Institutional	2.33	1.67	3.20
Service	1.72	1.67	2.71

[1] The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.

[2] The Two-Year U.S. Treasury Note Index, as reported by Merrill Lynch, does not reflect any deduction for fees, expenses or taxes.

[3] The 30-Day Standardized Yield of the class of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the class of the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the class of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the class of the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

STANDARDIZED TOTAL RETURNS[4]

For the period ended 9/30/04	Class A	Class B	Class C	Institutional	Service
One Year	-0.93%	-1.37%	-0.51%	1.65%	1.15%
Five Years	4.83	4.63	4.48	5.67	5.15
Ten Years	N/A	N/A	N/A	6.02	N/A
Since Inception	4.92 (5/1/97)	4.59 (5/1/97)	4.25 (8/15/97)	6.43 (8/15/88)	5.26 (4/10/96)

[4] **The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 2% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (2% maximum declining to 0% after three years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.**

Total return figures in the above tables represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above tables. Please visit www.gs.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

SECTOR ALLOCATION AS OF 10/31/04[5]

Percentage of Portfolio


80%
60%
40%
20%
0%
62.2%
23.6%
10.3%
0.4%
Mortgage-Backed
Agencies
Treasuries
Asset-Backed

[5] Percentages may not sum to 100% due to exclusion of the Fund's cash position. The Fund is actively managed and, as such, its composition may differ over time.

10

P O R T F O L I O R E S U LT SGovernment Income FundDear Shareholder:This report provides an overview on the performance of the Goldman Sachs Government Income Fund during the one-year reporting period that ended October 31, 2004.Performance Review Over the one-year period that ended October 31, 2004, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 4.99%, 4.21%, 4.14%, 5.35%, and 4.90%, respectively. These returns compare to the 5.20% cumulative total return of the Fund’s benchmark, the Lehman Brothers Government/Mortgage Index*, over the same time period.The Fund’s performance was generally in line with its benchmark during the reporting period. The outperformance of the Fund’s Institutional Shares versus its benchmark was primarily due to sub-sector and security selection strategies within the collateralized sectors. Class A, B, C and Service Shares benefited from the same strategies, but did not outperform the benchmark due to higher expenses.Exposure to collateralized sectors such as mortgages and asset-backed securities contributed to performance as these sectors performed well and spreads ended the period tighter. During the reporting period, our security selection of pass-throughs contributed significantly to the Fund’s performance. Security selection strategies within ARMs and CMOs, and our use of mortgage-backed securities derivatives also contributed to positive performance over the period. In addition, the Fund’s recent focus on floating rate home equity asset-backed securities has benefited performance. The Fund maintained a short duration bias relative to the index in the latter part of the period, due to the expectation that rates will trend higher. This strategy modestly detracted from returns in the last few months of the reporting period as economic data came in weaker than expected, pushing yields lower.Investment ObjectiveThe Fund seeks a high level of current income, consistent with safety of principal.Portfolio Composition Over the period, the Fund’s investment strategy continued to focus on sectors and securities that we believed would generate a competitive total rate of return relative to the benchmark. As such, the Fund’s exposure to hybrid adjustable-rate mortgages (ARMs) at attractive valuations was increased, and exposure was also added to home equity asset-backed floaters. The Fund’s exposure to the pass-through sub-sector was modestly trimmed in favor of other mortgage sub-sectors that we felt were more attractive. The Fund’s duration was also tactically managed over the reporting period to reflect changing market conditions.*Unlike the Fund’s total return, the Index’s performance does not reflect any deduction for fees or expenses.11

PORTFOLIO RESULTS

At the end of the fiscal year, the Fund's largest sector weights were in mortgage-backed securities, followed by U.S. Treasuries and agency debentures.

Portfolio Highlights

- **Agency Debentures —** 14.9% on October 31, 2003 and 13.3% on October 31, 2004.
- **Asset-Backed Securities —** 2.2% on October 31, 2003 and 11.5% on October 31, 2004.
- **Mortgage-Backed Securities —** 62.7% on October 31, 2003 and 36.8% on October 31, 2004.
- **U.S. Treasuries —** 16.7% on October 31, 2003 and 16.1% on October 31, 2004.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

November 12, 2004

12

FUND BASICS

Government Income Fund

as of October 31, 2004

Assets Under Management

$627.7 Million

NASDAQ SYMBOLS

Class A Shares

GSGOX

Class B Shares

GSOBX

Class C Shares

GSOCX

Institutional Shares

GSOIX

Service Shares

GSOSX

PERFORMANCE REVIEW

November 1, 2003–October 31, 2004	Fund Total Return (based on NAV)[1]	Lehman Govt./Mortgage Index[2]	30-Day Standardized Yield[3]
Class A	4.99%	5.20%	2.52%
Class B	4.21	5.20	1.90
Class C	4.14	5.20	1.89
Institutional	5.35	5.20	3.04
Service	4.90	5.20	2.54

[1] The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.

[2] The Lehman Brothers Government/Mortgage Index, an unmanaged index, does not reflect any deduction for fees, expenses or taxes.

[3] The 30-Day Standardized Yield of the class of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the class of the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the class of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the class of the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

STANDARDIZED TOTAL RETURNS[4]

For the period ended 9/30/04	Class A	Class B	Class C	Institutional	Service
One Year	-1.29%	-2.53%	1.57%	3.72%	3.27%
Five Years	5.93	5.71	6.11	7.32	6.88
Ten Years	6.65	N/A	N/A	N/A	7.04[5]
Since Inception	6.13 (2/10/93)	5.91 (5/1/96)	5.57 (8/15/97)	6.75 (8/15/97)	6.46[5] (2/10/93)[5]

[4] **The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years), and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.**

[5] Performance data for Service Shares prior to 8/15/97 (commencement of operations) is that of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares in the Fund reflects the expenses applicable to the Fund's Class A Shares. The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares.

Total return figures in the above tables represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above tables. Please visit www.gs.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

SECTOR ALLOCATION AS OF 10/31/04[5]

Percentage of Portfolio


40%
30%
20%
10%
0%
36.8%
16.1%
13.3%
11.5%
Mortgage-Backed
Treasuries
Agencies
Asset-Backed

[5] Percentages may not sum to 100% due to exclusion of the Fund's cash position. The Fund is actively managed and, as such, its composition may differ over time.

13

PORTFOLIO RESULTS

U.S. Mortgages Fund

Dear Shareholder,

This report provides an overview on the performance of the Goldman Sachs U.S. Mortgages Fund for the period from its inception on November 3, 2003 through October 31, 2004.

Performance Review

Over the period from its inception on November 3, 2003, through October 31, 2004, the Fund's Class A, Institutional, and Separate Account Institutional Shares generated cumulative total returns, without sales charges, of 5.60%, 6.07%, and 6.03%, respectively. These returns compare to the 5.51% cumulative total return of the Fund's benchmark, the Lehman Brothers Securitized Index*, over the same time period.

The Fund outperformed its benchmark over the reporting period due primarily to Mortgage-Backed Security (MBS) selection. Our general bias toward towards premium, 30-year pass-throughs benefited the Fund's returns, as higher coupon, longer maturity collateral performed well over the period. Our security selection of Collateralized Mortgage Obligations (CMOs) and Adjustable Rate Mortgages (ARMs) also contributed positively to returns.

Since the Fund's inception, pass-through security selection has been the principal driver of portfolio outperformance. As we gradually diversified the Fund's mortgage-backed exposures, holdings of ARMs, CMOs, and mortgage derivatives also had a positive impact on returns.

Investment Objective

The Fund seeks a high level of total return consisting of income and capital appreciation.

Portfolio Composition

As of October 31, 2004, the Fund's duration position was approximately neutral relative to the benchmark. Over the reporting period, the Fund maintained a range of 60-80% allocated to the fixed-rate pass-through sector. The Fund has recently pared down its exposure to pass-throughs in favor of other collateral. We currently believe that pass-throughs have considerable spread-widening potential following their recent tightening. We also are cautious on pass-throughs due to negative fundamentals. We tactically adjusted the Fund's exposures to CMOs and ARMs over the period to reflect where we believed existed relative value opportunities.

At the end of the Fund's fiscal year, its largest sector weights were in mortgage-backed security pass-throughs, followed by adjustable-rate mortgages and asset-backed securities.

* Unlike the Fund's total return, the Index's performance does not reflect any deduction for fees or expenses.

14

PORTFOLIO RESULTS

Portfolio Highlights

- **U.S. Treasuries —** 4.3% on November 30, 2003 and 3.5% on October 31, 2004.
- **Asset-Backed Securities (ABS) —** 0.0% on November 30, 2003 and 10.5% on October 31, 2004.
- **Adjustable-Rate Mortgages (ARMs) —** 0.0% on November 30, 2003 and 12.4% on October 31, 2004.
- **Collateralized Mortgage Obligations (CMOs) —** 0.0% on November 30, 2003 and 6.6% on October 31, 2004.
- **Mortgage-Backed Derivatives —** 0.0% on November 30, 2003 and 0.8% on October 31, 2004.
- **Mortgage-Backed Security Pass-Throughs —** 94.7% on November 30, 2003 and 60.3% on October 31, 2004.
- **Cash —** 1.04% on November 30, 2003 and 5.8% on October 31, 2004.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Fixed Income Investment Management Team

November 12, 2004

15

FUND BASICS

U.S. Mortgages Fund

as of October 31, 2004

Assets Under Management

$222.7 Million

NASDAQ SYMBOLS

Class A Shares

GSUAX

Institutional Shares

GSUIX

Separate Account Institutional Shares

GSUPX

PERFORMANCE REVIEW

November 3, 2003–October 31, 2004	Fund Total Return (based on NAV)[1]	Lehman Brothers Securitized Index[2]	30-Day Standardized Yield[3]
Class A	5.60%	5.51%	3.52%
Institutional Class	6.07	5.51	4.11
Separate Account Institutional Class	6.03	5.51	4.16

[1] The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.

[2] The Lehman Brothers Securitized Index is an unmanaged composite of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible) and fixed rate mortgage-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes.

[3] The 30-Day Standardized Yield of the class of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the class of the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the class of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the class of the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

STANDARDIZED TOTAL RETURNS

For the period ended 9/30/04	Class A	Institutional	Separate Account Institutional
Since Inception (11/3/03)	0.23%	5.37%	5.32%

[4] **The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares. Because Institutional and Separate Account Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.**

Total return figures in the above tables represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above tables. Please visit www.gs.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

SECTOR ALLOCATION AS OF 10/31/04[5]


100%
80%
60%
40%
20%
0%
80.2%
10.5%
3.5%
Mortgage-Backed
Asset-Backed
Treasuries

Percentage of Portfolio

[5] Percentages may not sum to 100% due to exclusion of the Fund's cash position. The Fund is actively managed and, as such, its composition may differ over time.

16

PORTFOLIO RESULTS

Core Fixed Income Fund

Dear Shareholder,

This report provides an overview on the performance of the Goldman Sachs Core Fixed Income Fund during the one-year reporting period that ended October 31, 2004.

Performance Review

Over the one-year period that ended October 31, 2004, the Fund's Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of 6.24%, 5.43%, 5.42%, 6.55%, and 6.22%, respectively. These returns compare to the 5.53% cumulative total return of the Fund's benchmark, the Lehman Brothers Aggregate Bond Index*, over the same time period.

The Fund outperformed its benchmark over the reporting period. This was driven largely by security selection within mortgage pass-throughs and industrial securities in the corporate sector. The Fund's tactical Mortgage-Backed Security over- and underweights also benefited returns, particularly in April 2004 when we reduced the Fund's position and the sector meaningfully underperformed. Our consistent bias towards BBB-rated corporate securities also enhanced results, as lower quality corporates outperformed over the trailing 12 months. Class B and C Shares benefited from the same strategies, but did not outperform the benchmark due to higher expenses.

The Fund's corporate and mortgage-backed securities were the main drivers of outperformance over the period. Specifically, the Fund's lower quality bias (BBB rated securities) generated positive returns. Within mortgages, the Fund's CMOs, ARMs, and mortgage derivatives also enhanced results. Issue selection of asset-backed securities positively benefited returns as well.

Investment Objective

The Fund seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index.

Portfolio Composition

During the period, we tactically managed duration and term structure strategies to respond to changing market conditions. As of October 31, 2004, the Fund's duration position was neutral relative the benchmark. Over the past 12 months, we maintained a bias towards lower quality (BBB rated) corporate bonds. Within the mortgage sector, we gradually increased the Fund's allocations to Collateralized Mortgage Obligations (CMOs) and Adjustable Rate Mortgages (ARMs). These securities served as substitutes for agency pass-throughs through the second half of the reporting period. However, recently we pared down the Fund's exposure to mortgages. Finally, the Fund's allocation to Treasuries has increased as we have favored the Treasury market over the swap market in recent months.

*Unlike the Fund's total return, the Index's performance does not reflect any deduction for fees or expenses.

17

PORTFOLIO RESULTS

At the end of the Fund's fiscal year, its largest sector weights were in mortgage-backed securities, followed by corporate bonds and U.S. Treasuries.

Portfolio Highlights

- **Agency Debentures —** 9.1% on October 31, 2003 and 10.0% on October 31, 2004.
- **Asset-Backed Securities (ABS) —** 11.7% on October 31, 2003 and 11.4% on October 31, 2004.
- **Corporate Bonds —** 19.7% on October 31, 2003 and 17.1% on October 31, 2004.
- **Emerging Market Debt (EMD) —** 1.0% on October 31, 2003 and 0.4% on October 31, 2004.
- **Mortgage-Backed Securities (MBS) —** 52.2% on October 31, 2003 and 26.5% on October 31, 2004.
- **U.S. Treasuries —** 9.4% on October 31, 2003 and 16.9% on October 31, 2004.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

November 12, 2004

18

FUND BASICS

Core Fixed Income Fund

as of October 31, 2004

Assets Under Management

$1.5 Billion

NASDAQ SYMBOLS

Class A Shares

GCFIX

Class B Shares

GCFBX

Class C Shares

GCFCX

Institutional Shares

GSFIX

Service Shares

GSCSX

PERFORMANCE REVIEW

November 1, 2003– October 31, 2004	Fund Total Return (based on NAV)[1]	Lehman Aggregate Bond Index[2]	30-Day Standardized Yield[3]
Class A	6.24%	5.53%	2.78%
Class B	5.43	5.53	2.17
Class C	5.42	5.53	2.17
Institutional	6.55	5.53	3.31
Service	6.22	5.53	2.81

[1] The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.

[2] The Lehman Brothers Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes.

[3] The 30-Day Standardized Yield of the class of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the class of the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the class of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the class of the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

STANDARDIZED TOTAL RETURNS[4]

For the period ended 9/30/04	Class A	Class B	Class C	Institutional	Service
One Year	-0.13%	-1.43%	2.82%	4.96%	4.54%
Five Years	6.35	6.14	6.56	7.76	7.23
Ten Years	N/A	N/A	N/A	7.74	N/A
Since Inception	6.23 (5/1/97)	6.12 (5/1/97)	5.83 (8/15/97)	6.90 (1/5/94)	6.65 (3/13/96)

[4] **The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.**

Total return figures in the above tables represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above tables. Please visit www.gs.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

SECTOR ALLOCATION AS OF 10/31/04[5]

Percentage of Portfolio


30%
20%
10%
0%
26.5%
17.1%
16.9%
11.4%
10.0%
0.4%
Mortgage-Backed
Corporates
Treasuries
Asset-Backed
Agencies
Emerging Markets Debt

[5] Percentages may not sum to 100% due to exclusion of the Fund's cash position. The Fund is actively managed and, as such, its composition may differ over time.

19

PORTFOLIO RESULTS

Investment Grade Credit Fund

Dear Shareholder:

This report provides an overview on the performance of the Goldman Sachs Investment Grade Credit Fund for the period from its inception on November 3, 2003 through October 31, 2004.

Performance Review

Over the period from its inception on November 3, 2003 through October 31, 2004, the Fund's Class A, Institutional and Separate Account Institutional Shares generated cumulative total returns, without sales charges, of 7.00%, 7.57%, and 7.52%, respectively. These returns compare to the 6.59% cumulative total return of the Fund's benchmark, the Lehman Brothers U.S. Credit Index*, over the same time period.

Since its inception, the Fund has outperformed its benchmark. Security selection of corporate bonds, particularly within the Industrial sector, contributed to portfolio returns. Over the period, we held a bias toward lower quality/higher risk credits due to what we perceived to be relative value opportunities. This positioning enhanced results significantly as these securities benefited from balance sheet deleveraging and improved corporate earnings prospects. The portfolio's overweight allocation to Auto and Tobacco credits also positively impacted overall performance.

Investment Objective

The Fund seeks a high level total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers U.S. Credit Index.

Portfolio Composition

The Fund's duration generally approximated that of its benchmark index during much of the period. In terms of sectors, the Fund had overweights in Tobacco, Autos, and European Telecoms. The Fund also had an overweight to BBB rated securities.

At the end of the fiscal year, the Fund's largest industry weights were in banks, followed by communications and insurance.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Fixed Income Investment Management Team

November 12, 2004

* Unlike the Fund's total return, the Index's performance does not reflect any deduction for fees or expenses.

20

FUND BASICS

Investment Grade Credit Fund

as of October 31, 2004

Assets Under Management

$72.5 Million

NASDAQ SYMBOLS

Class A Shares

GSGAX

Institutional Shares

GSGDX

Separate Account Institutional Shares

GSCPX

PERFORMANCE REVIEW

November 3, 2003–October 31, 2004	Fund Total Return (based on NAV)[1]	Lehman Brothers U.S. Credit Index[2]	30-Day Standardized Yield[3]
Class A	7.00%	6.59%	3.72%
Institutional Class	7.57	6.59	4.33
Separate Account Institutional Class	7.52	6.59	4.38

[1] The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.

[2] The Lehman Brothers U.S. Credit Index is an unmanaged index which is unbundled into pure corporates (industrial, utility, and finance, including both U.S. and Non-U.S. corporations) and non-corporates (sovereign, supranational, foreign agencies, and foreign local governments). The Index figures do not reflect any deduction for fees, expenses or taxes.

[3] The 30-Day Standardized Yield of the class of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the class of the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the class of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the class of the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.

STANDARDIZED TOTAL RETURNS[4]

For the period ended 9/30/04	Class A	Institutional	Separate Account Institutional
Since Inception (11/3/03)	1.22%	6.51%	6.46%

[4] **The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares. Because Institutional and Separate Account Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.**

Total return figures in the above tables represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above tables. Please visit www.gs.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO COMPOSITION AS OF 10/31/04[5]

Sector Allocation	
Corporates	95.0%
Emerging Market Debt	0.6
Cash Equivalents	4.4

[5] Figures represent a percentage of net assets and, due to rounding, may not sum to 100%. The Fund is actively managed and, as such, its composition may differ over time.

21

F U N D B A S I C SS E C T O R A L L O C AT I O N A S O F 1 0 / 3 1 / 0 4 5Percentage of Portfolio25%21.2% 21.0%20%15%11.0% 10%8.3% 6.5%5.2% 5.2% 5.0% 4.4%5%3.7%2.3% 1.9% 1.8%1.1% 0.8% 0.6%0%Bank Communications Insurance Consumer Cyclical Financial Co. Electric REITs Consumer Noncyclical Cash Capital Goods Natural Gas Brokerage Energy Transportation Basic Industry Emerging Markets Debt5Percentages may not sum to 100% due to exclusion of the Fund’s cash position.The Fund is actively managed and, as such, its composition may differ over time.22

GOLDMAN SACHS ENHANCED INCOME FUND

Performance Summary

October 31, 2004

The following graph shows the value, as of October 31, 2004, of a $10,000 investment made on August 2, 2000 (commencement of operations) in the Institutional shares of the Goldman Sachs Enhanced Income Fund. For comparative purposes, the performance of the Fund’s benchmarks, the Six-Month U.S. Treasury Bill Index and One-Year U.S. Treasury Note Index (“Six-Month T-Bill Index/One-Year T-Note Index”), as well as the Lehman Brothers Mutual Fund Short (1-2) U.S. Government Index (“Lehman 1-2 Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class A and Administration Shares will vary from Institutional shares due to differences in fees and loads. In addition to the investment adviser’s decisions regarding issuer/ industry investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the portfolio.

Enhanced Income Fund’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested August 2, 2000 to October 31, 2004.

Average Annual Total Return through October 31, 2004	Since Inception	One Year

Class A (commenced August 2, 2000)
Excluding sales charges	3.41%	0.63%
Including sales charges	3.05%	-0.85%

Institutional Class (commenced August 2, 2000)	3.80%	1.04%

Administration Class (commenced August 2, 2000)	3.56%	0.79%

 GOLDMAN SACHS ENHANCED INCOME FUND

Statement of Investments

October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – 40.1%

Banks – 13.0%
Bank of America Corp.
$9,500,000	6.38%	05/15/2005	$9,699,063
BB&T Corp.
15,000,000	6.38 #	06/30/2005	15,372,555
Credit Suisse FB USA, Inc.
13,500,000	4.70	06/01/2009	13,965,857
FleetBoston Financial Corp.
8,000,000	7.25	09/15/2005	8,314,472
Golden West Financial Corp.
3,200,000	5.50	08/08/2006	3,354,189
HSBC USA, Inc.
10,000,000	7.00	11/01/2006	10,758,576
Nordea Bank Finland PLC
2,500,000	6.50	01/15/2006	2,611,174
Santander Financial Issuances
2,565,000	7.25	05/30/2006	2,728,957
Wachovia Corp.
6,250,000	6.88	09/15/2005	6,472,756
3,009,000	7.50	07/15/2006	3,239,564
Washington Mutual, Inc.
4,118,000	7.50	08/15/2006	4,442,576
Wells Fargo & Co.
3,800,000	7.25	08/24/2005	3,938,267
3,325,000	6.75	10/01/2006	3,576,885

			$88,474,891

Brokerage – 1.4%
Lehman Brothers, Inc.
$2,100,000	7.63%	06/01/2006	$2,258,364
Morgan Stanley
7,500,000	3.88	01/15/2009	7,535,745

			$9,794,109

Electric – 1.2%
Singapore Power Ltd.
$1,500,000	7.25%	04/28/2005	$1,532,918
Singapore Power Ltd.†
6,500,000	3.80	10/22/2008	6,533,273

			$8,066,191

Food & Beverage – 1.9%
Nabisco, Inc.
$11,500,000	6.85%	06/15/2005	$11,786,522
Sara Lee Corp.
1,500,000	6.40	06/09/2005	1,531,896

			$13,318,418

Life Insurance – 7.8%
AXA Financial, Inc.
$4,000,000	9.00%	12/15/2004	$4,029,072
Equitable Life Assurance Society†
7,080,000	6.95	12/01/2005	7,383,399
Jackson National Life Insurance Co.†
2,000,000	5.25	03/15/2007	2,102,850
Lincoln National Corp.
3,750,000	7.25	05/15/2005	3,849,814
Metropolitan Life Insurance Co.†
16,290,000	7.00	11/01/2005	16,933,813
Monumental Global Funding II†
5,000,000	6.05	01/19/2006	5,204,850
Monumental Global Funding III†
4,390,000	5.20	01/30/2007	4,611,634
Prudential Insurance Co.†
8,450,000	6.38	07/23/2006	8,929,368

			$53,044,800

Noncaptive-Consumer – 4.2%
American General Finance Corp.
$17,500,000	4.50%	11/15/2007	$18,014,176
Countrywide Home Loans, Inc.
5,500,000	2.28 #	06/02/2006	5,523,188
Household Finance Corp.
5,000,000	4.75	05/15/2009	5,187,741

			$28,725,105

Property/ Casualty Insurance – 2.5%
ACE INA Holdings, Inc.
$2,000,000	8.30%	08/15/2006	$2,170,679
ACE Ltd.
6,487,000	6.00	04/01/2007	6,848,288
The Hartford Financial Services Group, Inc.
7,815,000	7.75	06/15/2005	8,034,078

			$17,053,045

Telecommunications Non-Wirelines – 0.3%
SBC Communications, Inc.
$1,750,000	4.13%	09/15/2009	$1,758,748

Tobacco – 0.3%
UST, Inc.
$2,050,000	8.80%	03/15/2005	$2,098,673

Wireless Telecommunications – 2.9%
Verizon Wireless Capital LLC
$9,250,000	5.38%	12/15/2006	$9,686,537
Vodafone Group PLC
10,000,000	7.63	02/15/2005	10,147,700

			$19,834,237

Wirelines Telecommunications – 4.6%
British Telecom PLC
$13,000,000	1.00%	12/15/2005	$13,733,517
GTE California, Inc.
7,000,000	7.65	03/15/2007	7,656,641
Telefonica Europe BV
7,500,000	7.35	09/15/2005	7,806,968
Verizon Global Funding Corp.
2,000,000	7.60	03/15/2007	2,180,584

			$31,377,710

TOTAL CORPORATE BONDS
(Cost $269,270,223)			$273,545,927

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

Principal	Interest		Maturity
Amount	Rate		Date	Value
Agency Debentures – 39.7%

Dexia Municipal Agency
$5,000,000	5.13%		09/11/2006	$5,193,310
European Investment Bank
5,000,000	8.25		12/20/2004	5,039,560
Federal Farm Credit Bank
4,500,000	5.40		05/10/2006	4,685,103
6,500,000	6.60		07/07/2006	6,922,188
Federal Home Loan Bank
15,000,000	1.72		01/23/2006	14,854,815
20,000,000	2.50		03/30/2006	19,975,520
18,000,000	2.30	#	08/30/2006	17,859,402
Federal Home Loan Mortgage Corp.
10,000,000	2.50		12/15/2005	9,987,945
10,628,000	0.00	^	01/15/2006	10,312,189
8,800,000	2.14		02/24/2006	8,752,040
5,000,000	2.27		04/28/2006	4,968,088
6,550,000	6.75		05/30/2006	6,956,269
11,725,000	2.50		08/24/2006	11,674,653
10,000,000	2.00	#	11/17/2006	9,998,420
10,000,000	3.00		12/15/2006	9,993,717
11,628,000	0.00	^	01/15/2007	10,915,169
10,000,000	3.00		07/27/2007	9,959,047
Federal National Mortgage Association
7,000,000	7.00		07/15/2005	7,228,347
20,000,000	3.00		11/01/2005	20,086,828
5,245,000	5.13		02/14/2007	5,285,067
30,000,000	5.42		04/04/2007	30,397,401
7,000,000	6.52		07/11/2007	7,634,172
Financing Corp. (FICO) Strip^
3,073,000	0.00		04/05/2006	2,960,955
Government Loan Trust^
7,644,000	0.00		04/01/2007	7,093,724
Inter-American Development Bank
9,000,000	3.53		05/25/2005	9,066,579
1,000,000	6.25		04/15/2006	1,052,398
KFW International Finance, Inc.
4,650,000	8.25		11/30/2004	4,671,186
Oesterreich Federal Financing Agency
3,000,000	7.38		05/11/2005	3,077,556
Private Export Funding
4,000,000	7.95		11/01/2006	4,000,000

TOTAL AGENCY DEBENTURES
(Cost $269,996,249)				$270,601,648

Asset-Backed Securities – 19.1%

Auto – 16.3%
AESOP Funding II LLC Series 2003-3A, Class A1†
$20,000,000	2.75%		07/20/2007	$19,992,000
AmeriCredit Automobile Receivables Trust Series 2002-B, Class A3
4,431,021	3.78		02/12/2007	4,442,645
BMW Vehicle Owner Trust Series 2002-A, Class A4
9,000,000	4.46		05/25/2007	9,084,526
Capital One Auto Finance Trust Series 2002-B, Class A3A
19,766,992	2.71		10/16/2006	19,799,064
DaimlerChrysler Auto Trust Series 2000-D, Class A4
4,505,485	6.70		03/08/2006	4,510,784
Drive Auto Receivables Trust Series 2002-1, Class A3†
12,674,272	3.68		09/15/2006	12,729,722
Franklin Auto Trust Series 2002-1, Class A3
402,829	3.74		11/20/2006	403,081
Household Automotive Trust Series 2002-1, Class A3
14,241,826	3.75		09/18/2006	14,288,231
Long Beach Auto Receivables Trust Series 2001-B, Class A3†
2,628,309	3.94		10/13/2006	2,634,059
Onyx Acceptance Auto Trust Series 2002-C, Class A3
3,596,677	3.29		09/15/2006	3,602,624
WFS Financial Owner Trust Series 2002-1, Class A3A
5,594,466	4.15		12/20/2006	5,611,557
WFS Financial Owner Trust Series 2002-2, Class A3
14,155,401	3.81		02/20/2007	14,195,696

				$111,293,989

Equipment – 2.8%
Ikon Receivables LLC Series 2002-1, Class A3
$4,886,366	3.90%		10/15/2006	$4,897,778
Ikon Receivables LLC Series 2003-1, Class A3B
14,230,499	2.33		12/17/2007	14,212,150

				$19,109,928

TOTAL ASSET-BACKED SECURITIES
(Cost $130,560,336)				$130,403,917

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 98.9%
(Cost $669,826,808)				$674,551,492

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS ENHANCED INCOME FUND

Statement of Investments (continued)
October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 0.9%

Joint Repurchase Agreement Account IIΔ
$6,000,000	1.88%	11/01/2004	$6,000,000
Maturity Value: $6,000,939

TOTAL REPURCHASE AGREEMENT
(Cost $6,000,000)			$6,000,000

TOTAL INVESTMENTS – 99.8%
(Cost $675,826,808)			$680,551,492

†	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $87,054,968, which represents approximately 12.8% of net assets as of October 31, 2004.

#	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2004.

^	Security issued with a zero coupon. Income is recognized through the accretion of discount.

Δ	Joint repurchase agreement was entered into on October 29, 2004.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At October 31, 2004, the Enhanced Income Fund had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $6,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$450,000,000	1.88%	11/01/2004	$450,070,500

Banc of America Securities LLC	1,250,000,000	1.87	11/01/2004	1,250,194,793

Banc of America Securities LLC	600,000,000	1.89	11/01/2004	600,094,500

Barclays Capital LLC	1,200,000,000	1.89	11/01/2004	1,200,189,000

Bear Stearns & Co.	500,000,000	1.87	11/01/2004	500,077,916

Greenwich Capital Markets	600,000,000	1.89	11/01/2004	600,094,500

J.P. Morgan Chase & Co.	500,000,000	1.87	11/01/2004	500,077,916

Morgan Stanley & Co.	1,000,300,000	1.87	11/01/2004	1,000,455,880

Morgan Stanley & Co.	800,000,000	1.88	11/01/2004	800,125,334

UBS LLC	500,000,000	1.87	11/01/2004	500,077,916

Westdeutsche Landesbank AG	600,000,000	1.87	11/01/2004	600,093,501

TOTAL	$8,000,300,000			$8,001,551,756

At October 31, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Agency Obligations as follows: Federal Home Loan Bank, 0.00% to 4.00%, due 01/21/2005 to 12/15/2011; Federal Home Loan Mortgage Association, 0.00% to 9.25%, due 11/15/2004 to 10/01/2034; Federal National Mortgage Association, 0.00% to 10.00%, due 11/01/2004 to 11/01/2034; Government National Mortgage Association, 6.50%, due 04/15/2033; United States Treasury Bonds, 10.38% to 12.75%, due 11/15/2010 to 11/15/2012; and United States Treasury Notes, 1.88% to 5.88%, due 11/15/2005 to 12/31/2005.

FUTURES CONTRACTS — At October 31, 2004, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	363	December 2004	$88,640,062	$(67,321)
Eurodollars	281	March 2005	68,472,675	53,571
Eurodollars	187	June 2005	45,485,413	71,077
Eurodollars	(76)	December 2005	(18,413,850)	(129,138)
Eurodollars	(75)	March 2006	(18,138,750)	(141,815)
2 Year U.S. Treasury Notes	(726)	December 2004	(153,741,844)	(285,627)
5 Year U.S. Treasury Notes	(644)	December 2004	(71,725,500)	(500,679)

			$(59,421,794)	$(999,932)

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Performance Summary

October 31, 2004

The following graph shows the value, as of October 31, 2004, of a $10,000 investment made on August 1, 1991 in the Institutional shares of the Goldman Sachs Ultra-Short Duration Government Fund. For comparative purposes, the performance of the Fund’s benchmarks, the Six-Month U.S. Treasury Bill Index and One-Year U.S. Treasury Note Index (“Six-Month T-Bill Index/ One-Year T-Note Index”), as well as the Lehman Brothers Mutual Fund Short (1-2) U.S. Government Index (“Lehman 1-2 Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class A and Service Shares will vary from Institutional shares due to differences in fees and loads. In addition to the investment adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the portfolio.

Ultra-Short Duration Government Fund’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested August 1, 1991 to October 31, 2004.(a)

Average Annual Total Return through October 31, 2004	Since Inception	Ten Years	Five Years	One Year

Class A (commenced May 15, 1995)
Excluding sales charges	4.53%	n/a	3.75%	1.61%
Including sales charges	4.36%	n/a	3.43%	0.13%

Institutional Class (commenced July 17, 1991)	4.87%	5.02%	4.16%	2.02%

Service Class (commenced March 27, 1997)	4.00%	n/a	3.66%	1.61%

(a)	For comparative purposes, initial investment is assumed to be made on the first day of the month following commencement of operations.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments

October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – 63.9%

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC)# – 1.3%
$1,161,149	5.58%	11/01/2018	$1,198,351
3,695,147	3.84	11/01/2019	3,753,345
2,503,925	6.87	11/01/2019	2,603,607
2,283,022	6.44	08/01/2028	2,361,832
1,285,429	3.43	05/01/2029	1,335,675
1,671,583	3.54	12/01/2030	1,743,505
389,343	2.97	02/01/2031	387,656
5,546,831	3.89	09/01/2033	5,537,590
1,898,255	5.69	05/01/2035	1,953,066

			$20,874,627

Adjustable Rate Federal National Mortgage Association (FNMA)# – 13.5%
$421,080	3.55%	03/01/2017	$430,119
1,766,000	6.65	04/01/2017	1,817,931
118,457	3.17	11/01/2017	121,732
838,689	3.17	03/01/2018	850,732
2,866,938	3.18	07/01/2018	2,908,129
589,605	3.57	08/01/2018	607,346
882,959	3.30	10/01/2018	899,643
405,212	3.34	10/01/2018	409,693
23,851	3.07	11/01/2018	24,091
432,257	3.05	01/01/2019	438,534
1,570,038	4.01	04/01/2019	1,588,408
1,116,749	3.01	05/01/2019	1,133,481
2,925,609	3.06	05/01/2019	2,982,714
774,985	3.31	06/01/2019	786,408
552,663	3.50	06/01/2019	563,448
508,866	6.18	07/01/2019	524,680
837,748	3.29	08/01/2019	853,942
1,043,280	4.26	08/01/2019	1,055,704
68,159	3.28	09/01/2019	70,429
105,440	3.85	09/01/2019	106,757
168,456	3.23	11/01/2019	170,928
4,373,203	3.84	11/01/2019	4,539,603
67,655	3.30	04/01/2020	68,990
1,904,702	5.57	05/01/2020	1,977,557
1,193,276	3.07	06/01/2020	1,216,132
418,083	3.40	06/01/2020	426,018
682,374	3.30	11/01/2020	695,575
1,414,905	2.41	12/25/2020	1,412,735
768,687	3.55	03/01/2021	782,378
198,973	3.55	12/01/2021	203,535
2,158,610	3.53	01/01/2022	2,193,329
138,527	6.29	02/01/2022	143,939
308,780	4.24	05/20/2022	312,623
11,227,162	2.78	12/01/2022	11,397,354
630,408	2.95	02/01/2023	648,085
33,333	6.23	12/01/2023	33,702
2,033,173	3.16	01/01/2024	2,081,140
1,638,566	3.68	03/01/2024	1,690,118
12,606,207	3.29	04/01/2024	12,772,441
1,685,593	4.12	06/20/2024	1,706,573
568,447	5.07	01/01/2025	583,424
226,647	7.08	10/01/2025	234,355
4,141,138	1.98	03/25/2027	4,116,344
38,631	6.37	01/01/2028	39,776
1,318,277	3.70	01/01/2029	1,336,432
2,799,036	3.73	05/01/2030	2,837,918
1,243,809	5.82	05/01/2031	1,290,875
833,641	4.01	06/01/2031	855,907
4,375,059	5.67	07/01/2031	4,437,912
2,078,009	4.06	08/01/2031	2,155,851
627,869	6.23	08/01/2031	647,677
1,407,843	6.28	08/01/2031	1,442,730
3,130,956	5.71	11/01/2031	3,190,761
1,113,718	5.68	12/01/2031	1,130,657
2,124,058	6.35	01/01/2032	2,186,305
962,557	6.42	01/01/2032	1,005,570
1,307,413	6.18	02/01/2032	1,349,761
4,024,089	6.13	03/01/2032	4,087,037
937,981	6.17	03/01/2032	963,382
714,904	5.26	05/01/2032	731,728
1,422,123	5.96	07/01/2032	1,452,378
1,400,360	4.81	09/01/2032	1,422,828
1,076,141	4.93	10/01/2032	1,110,330
2,381,278	4.89	12/01/2032	2,450,010
3,138,987	4.65	01/01/2033	3,223,051
1,858,278	5.01	01/01/2033	1,906,565
5,606,865	4.99	02/01/2033	5,689,790
5,285,707	4.49	03/01/2033	5,397,511
14,104,873	4.74	03/01/2033	14,331,279
17,681,048	4.76	03/01/2033	18,140,896
1,253,878	4.79	04/01/2033	1,285,542
10,921,318	4.53	05/01/2033	11,126,924
2,914,699	4.73	05/01/2033	2,979,821
6,967,148	3.88	07/01/2033	6,985,459
35,156,098	3.97	04/01/2034	35,840,156
2,808,465	5.69	07/01/2040	2,880,006

			$213,493,624

Adjustable Rate Government National Mortgage Association (GNMA)# – 8.5%
$11,174,624	4.00%	11/20/2033	$11,327,326
8,240,884	3.75	01/20/2034	8,220,183
14,426,723	3.75	02/20/2034	14,389,387
8,078,805	3.75	04/20/2034	8,056,271
39,706,318	4.50	08/20/2034	40,258,236
7,972,818	4.75	08/20/2034	8,131,557
14,853,225	5.00	10/20/2034	15,166,999
11,750,000	4.50	TBA-30Yr α	11,972,148
5,000,000	4.00	TBA-30Yr α	5,011,719
12,450,000	5.00	TBA-30Yr α	12,761,724

			$135,295,550

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)
October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Adjustable Rate Non-Agency# – 8.6%
Bank of America Mortgage Securities Series 2002-J, Class A2
$2,454,435	4.88%	09/25/2032	$2,461,504
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
880,306	4.15	08/25/2033	877,938
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-12, Class 1A1
16,750,000	2.20	09/25/2034	16,750,000
Countrywide Home Loans Series 2003-37, Class 1A1
513,167	3.98	08/25/2033	509,094
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
8,642,219	5.10	03/25/2033	8,747,812
DLJ Mortgage Acceptance Corp. Series 1995-4, Class A
835,307	6.46	01/25/2025	848,149
Indy Mac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
5,552,104	4.81	08/25/2034	5,638,496
Merrill Lynch Mortgage Investors, Inc. Series 2002-A2, Class 2A
1,036,176	5.93	05/25/2032	1,034,320
Sequoia Mortgage Trust Series 2004-07, Class A1
46,894,580	2.93	08/20/2034	48,589,001
Sequoia Mortgage Trust Series 2004-10, Class A3A
14,000,000	2.57	11/20/2034	14,000,000
Sequoia Mortgage Trust Series 8, Class 1A2
1,034,595	3.46	08/20/2032	1,035,732
Sequoia Mortgage Trust Series 8, Class 3A
17,847,688	3.12	08/20/2032	17,780,759
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 4A2
13,726,486	4.58	02/25/2034	13,950,190
Washington Mutual Series 2002-AR7, Class A6
4,405,997	5.53	07/25/2032	4,429,774

			$136,652,769

Commercial Mortgage-Backed Securities (CMBS) – 0.9% Interest Only@ – 0.9%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2001-TOP2, Class X2#†
$142,041,083	1.37%	02/15/2035	$5,534,674
Salomon Brothers Mortgage Securities VII Series 2002-Key2, Class X2#†
88,598,000	2.04	03/18/2036	8,392,454

			$13,927,128

Federal Home Loan Mortgage Corp. (FHLMC) – 4.2%
$4,970,316	7.00%	02/01/2009	$5,271,655
2,786,271	7.00	03/01/2009	2,957,950
6,405,382	7.00	04/01/2009	6,787,477
2,832,109	7.00	05/01/2009	3,006,613
2,421,576	7.00	06/01/2009	2,570,784
2,453,071	7.50	06/01/2009	2,606,835
500,270	6.50	03/01/2013	528,756
781,999	6.50	04/01/2013	826,529
406,596	6.50	05/01/2013	429,749
746,398	6.50	06/01/2013	788,900
7,343,409	8.00	12/01/2015	7,836,813
1,218,032	6.00	05/01/2017	1,278,721
1,521,689	7.00	04/01/2021	1,623,166
782,383	7.00	08/01/2021	834,558
6,486,297	7.00	03/01/2022	6,917,134
2,259,370	7.00	05/01/2022	2,409,443
9,171,714	7.00	06/01/2022	9,780,924
145,906	7.00	12/01/2025	155,338
1,141,623	7.00	12/01/2030	1,209,838
954,839	7.00	01/01/2031	1,012,093
2,079,607	6.50	07/01/2032	2,185,245
4,171,991	6.50	08/01/2032	4,383,916
653,801	6.50	03/01/2033	687,055

			$66,089,492

Federal National Mortgage Association (FNMA) – 10.2%
$3,653,667	6.00%	09/01/2011	$3,833,747
3,446,110	6.50	04/01/2012	3,660,840
8,412,855	6.00	05/01/2012	8,828,808
1,570,513	6.50	05/01/2012	1,668,372
6,824,689	6.00	06/01/2012	7,162,295
1,687,726	6.50	06/01/2012	1,792,834
65,787,252	5.50	01/01/2013	68,161,356
3,188,693	8.00	01/01/2016	3,399,384
1,319,420	7.00	03/01/2017	1,396,990
655,510	7.00	05/01/2017	694,047
15,309,736	5.50	03/01/2018	15,862,855
1,814,927	5.50	04/01/2018	1,880,498
860,277	7.00	07/01/2021	917,655
1,106,136	7.00	11/01/2021	1,179,912
815,253	7.00	12/01/2021	869,627
1,039,337	7.00	01/01/2022	1,108,657
186,403	7.00	02/01/2022	198,836
720,234	7.00	01/01/2028	765,437
25,379,964	7.00	04/01/2032	26,909,364
8,831,302	7.00	07/01/2032	9,363,477
1,015,778	6.50	04/01/2033	1,067,140

			$160,722,131

Government National Mortgage Association (GNMA) – 0.0%
$110,934	7.00%	12/15/2025	$118,673
393,568	7.00	04/15/2026	420,475

			$539,148

Collateralized Mortgage Obligations (CMOs) – 16.7%
Interest Only@ – 0.1%
FHLMC Series 2586, Class NX
$4,699,205	4.50%	08/15/2016	$491,544
FHLMC Series 2587, Class IG
5,449,523	4.50	10/15/2016	721,216
FNMA REMIC Trust Series 1990-145, Class B
3,477	1,004.96	12/25/2020	54,784

			$1,267,544

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Inverse Floater# – 0.3%
FHLMC Series 1606, Class SC
$3,337,378	18.06%	11/15/2008	$3,856,163
FNMA Series 1996-20, Class SB
3,083,846	14.45	10/25/2008	485,400
GNMA REMIC Trust Series 2001-62, Class SB
98,429	19.86	11/16/2027	118,975

			$4,460,538

Inverse Floating Rate – Interest Only#@ – 0.0%
FNMA Series 1996-40, Class SG
$3,342,761	15.98%	03/25/2009	$701,818

Planned Amortization Class (PAC) CMOs – 4.8%
FHLMC Series 1364, Class K
$1,014,716	5.00%	09/15/2007	$1,024,740
FHLMC Series 1377, Class H
2,492,272	6.00	09/15/2007	2,519,563
FHLMC Series 1415, Class N
2,368,963	6.75	11/15/2007	2,415,402
FHLMC Series 1680, Class PJ
2,804,000	6.50	02/15/2023	2,871,738
FHLMC Series 1692, Class PJ
1,166,905	6.50	04/15/2023	1,178,581
FHLMC Series 1703, Class GA
1,476,572	6.50	10/15/2008	1,492,341
FHLMC Series 2113, Class TE
5,732,391	6.00	01/15/2014	6,006,077
FHLMC Series 2298, Class PD
1,540,352	6.50	03/15/2030	1,552,282
FHLMC Series 2479, Class TC
6,002,764	5.50	12/15/2014	6,078,244
FNMA REMIC Trust Series 1992-193, Class HD
2,882,635	7.00	11/25/2007	2,989,033
FNMA REMIC Trust Series 1993-225, Class WC
1,760,265	6.50	12/25/2013	1,860,840
FNMA REMIC Trust Series 1993-35, Class H
740,737	6.75	02/25/2008	754,448
FNMA Series 1993-121, Class Z
15,516,869	7.00	07/25/2023	16,654,977
FNMA Series 1994-72, Class J
7,455,000	6.00	06/25/2023	7,807,377
FNMA Series 2001-69, Class PN
16,342,290	6.00	04/25/2030	16,677,799
GNMA Series 2002-3, Class LE
3,529,926	6.50	08/20/2030	3,546,080

			$75,429,522

Regular Floater CMOs# – 3.4%
Collateralized Mortgage Securities Corp. Series N, Class 2
$688,734	2.35%	08/25/2017	$692,930
FHLMC Series 1509, Class F
8,722,311	2.88	04/15/2008	8,782,673
FHLMC Series 1606, Class FC
12,252,265	2.78	11/15/2008	12,230,740
FHLMC Series 1612, Class FD
1,285,430	2.78	11/15/2008	1,285,757
FHLMC Series 1661, Class FD
12,565,148	3.38	01/15/2009	12,762,186
FHLMC Series 1665, Class FA
858,405	3.64	06/15/2023	868,212
FHLMC Series 1826, Class F
464,239	2.28	09/15/2021	464,114
FNMA REMIC Trust Series 1993-190, Class F
8,000,917	2.98	10/25/2008	7,986,181
FNMA REMIC Trust Series 1993-196, Class FD
670,415	2.83	10/25/2008	669,002
FNMA REMIC Trust Series 1993-214, Class FA
1,907,519	2.74	12/25/2008	1,925,039
FNMA REMIC Trust Series 1993-233, Class FA
1,647,326	2.78	12/25/2008	1,649,837
FNMA REMIC Trust Series 1994-15, Class FC
432,794	3.33	06/25/2023	435,121
FNMA Series 1993-231, Class FE
3,318,419	2.84	12/25/2008	3,357,061
FNMA Series 1998-66, Class FC
848,172	2.39	11/17/2028	854,531

			$53,963,384

Sequential Fixed Rate CMOs – 7.7%
FHLMC Series 1216, Class GC
$2,429,400	7.00%	03/15/2007	$2,474,090
FHLMC Series 1246, Class J
552,567	7.50	05/15/2007	561,774
FHLMC Series 1423, Class FF
7,564,880	7.00	12/15/2007	7,792,522
FHLMC Series 1720, Class PJ
4,044,836	7.25	01/15/2024	4,212,481
FHLMC Series 2006, Class K
102,513	6.50	05/15/2012	102,457
FHLMC Series 2145, Class KA
352,304	6.35	09/15/2026	352,693
FHLMC Series 2282, Class VB
5,794,347	6.00	06/15/2014	5,824,889
FHLMC Series 2359, Class PC
11,847,995	6.00	07/15/2015	11,952,161
FHLMC Series 2368, Class PQ
2,963,860	6.50	08/15/2030	2,975,485
FHLMC Series 2416, Class PF
444,094	6.00	08/15/2018	443,922
FHLMC Series 2423, Class MB
3,264,351	7.00	07/15/2030	3,276,588
FHLMC Series 2441, Class JA
7,969,188	6.00	12/15/2029	8,035,313
FHLMC Series 2448, Class AV
10,121,385	6.50	09/15/2013	10,273,942
FHLMC Series 2470, Class BA
19,630,000	6.00	02/15/2030	20,120,730
First Nationwide Trust Series 2001-4, Class 1A1
5,641,097	6.75	09/21/2031	5,722,247
FNMA REMIC Trust Series 1993-014, Class A
137,038	6.00	02/25/2008	139,456

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)
October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate CMOs – (continued)
FNMA REMIC Trust Series 1993-135, Class PG
$3,229,525	6.25%	07/25/2008	$3,329,714
FNMA REMIC Trust Series 1993-212, Class PC
6,547,855	4.50	09/25/2008	6,614,876
FNMA REMIC Trust Series 1996-14, Class J
895,881	6.15	03/25/2009	925,086
FNMA Series 1994-28, Class H
4,582,309	6.25	03/25/2023	4,650,434
GNMA REMIC Trust 2001-27, Class VD
12,624,361	6.50	06/16/2017	12,872,337
GNMA REMIC Trust Series 2001-59, Class QJ
2,366,563	6.00	09/20/2028	2,370,194
GNMA REMIC Trust Series 2001-60, Class PK
2,578,946	6.00	09/20/2028	2,578,815
GNMA Series 2002-1, Class PB
4,558,402	6.00	02/20/2029	4,573,886
Residential Funding Mortgage Sec I Series 2002-S9, Class A5
173,059	6.00	07/25/2017	176,439

			$122,352,531

Support – 0.4%
FHLMC Series 1639, Class M
$6,419,592	6.00%	12/15/2008	$6,641,765

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(CMOS)			$264,817,102

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $1,015,770,922)			$1,012,411,571

Agency Debentures – 14.9%

Federal Farm Credit Bank
$20,000,000	1.85%	03/03/2006	$19,818,258
Federal Home Loan Bank
30,000,000	2.50	02/24/2006	29,982,033
24,000,000	2.50	03/30/2006	23,970,624
70,000,000	3.00	05/15/2006	70,382,620
Federal National Mortgage Association
12,500,000	1.43	02/09/2005	12,478,463
20,900,000	2.15	04/13/2006	20,739,753
50,000,000	3.01	06/02/2006	50,072,925
9,350,000	5.00 ^	03/21/2007	9,446,804

TOTAL AGENCY DEBENTURES
(Cost $236,951,204)			$236,891,480

Asset-Backed Securities – 10.6%

Auto – 3.5%
AmeriCredit Automobile Receivable Trust Series 2002-A, Class A4
$7,035,000	4.61%	01/12/2009	$7,144,154
Duck Auto Grantor Trust Series 2002-B, Class A#†
11,504,306	3.99	07/15/2007	11,507,901
Long Beach Auto Receivable Trust Series 2001-B, Class A4†
32,500,000	4.60	11/01/2003	33,038,281
Union Acceptance Corp. Series 2000-B, Class A4§
3,856,273	0.001 7.54	10/10/2006	3,862,193

			$55,552,529

Home Equity – 7.1%
ACE Securities Corp. Series 2003-FM1, Class A2#
$8,044,555	2.30%	11/25/2032	$8,056,132
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A#
17,927,658	2.09	12/15/2029	17,891,243
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A#
20,000,000	2.15	02/15/2034	20,015,620
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A#
15,000,000	2.15	02/15/2034	15,011,715
Countrywide Home Equity Loan Trust Series 2004-P, Class 2A#
20,000,000	2.28	10/15/2029	20,000,000
Impac CMB Trust Series 2003-6, Class A#
12,151,981	2.25	07/25/2033	12,151,427
Indy Mac Home Equity Loan Asset-Backed Trust Series 2002-B, Class AV#
4,877,589	2.38	10/25/2033	4,881,398
Merrill Lynch Mortgage Investors, Inc. Series 2004-WMC5, Class A2B2#
15,000,000	2.31	07/25/2035	15,000,000

			$113,007,535

TOTAL ASSET-BACKED SECURITIES
(Cost $168,970,014)			$168,560,064

U.S. Treasury Obligations – 2.0%

United States Treasury Principal-Only Stripped Securities•
$17,920,000	0.00%	05/15/2011	$17,205,906
32,000,000	0.00	11/15/2021	13,713,920

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $30,595,704)			$30,919,826

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 91.4%
(Cost $1,452,287,844)			$1,448,782,941

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement – 11.8%

Joint Repurchase Agreement Account IIΔ
$187,200,000	1.88%	11/01/2004	$187,200,000
Maturity Value: $187,229,281

TOTAL REPURCHASE AGREEMENT
(Cost $187,200,000)			$187,200,000

TOTAL INVESTMENTS – 103.2%
(Cost $1,639,487,844)			$1,635,982,941

#	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2004.

@	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

α	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate (generally +/-2.5%) principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

§	These securities are issued with a zero coupon which increases to the stated rate at a set date in the future.

†	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $58,473,310, which represents approximately 3.7% of net assets as of October 31, 2004.

^	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

•	Security issued with a zero coupon. Income is recognized through the accretion of discount.

Δ	Joint repurchase agreement was entered into on October 29, 2004.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
REMIC	—	Real Estate Mortgage Investment Conduit

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At October 31, 2004, the Ultra Short Duration Government Fund had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $187,200,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$450,000,000	1.88%	11/01/2004	$450,070,500

Banc of America Securities LLC	1,250,000,000	1.87	11/01/2004	1,250,194,793

Banc of America Securities LLC	600,000,000	1.89	11/01/2004	600,094,500

Barclays Capital LLC	1,200,000,000	1.89	11/01/2004	1,200,189,000

Bear Stearns & Co.	500,000,000	1.87	11/01/2004	500,077,916

Greenwich Capital Markets	600,000,000	1.89	11/01/2004	600,094,500

J.P. Morgan Chase & Co.	500,000,000	1.87	11/01/2004	500,077,916

Morgan Stanley & Co.	1,000,300,000	1.87	11/01/2004	1,000,455,880

Morgan Stanley & Co.	800,000,000	1.88	11/01/2004	800,125,334

UBS LLC	500,000,000	1.87	11/01/2004	500,077,916

Westdeutsche Landesbank AG	600,000,000	1.87	11/01/2004	600,093,501

TOTAL	$8,000,300,000			$8,001,551,756

At October 31, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.00%, due 01/21/2005 to 12/15/2011; Federal Home Loan Mortgage Association, 0.00% to 9.25%, due 11/15/2004 to 10/01/2034; Federal National Mortgage Association, 0.00% to 10.00%, due 11/01/2004 to 11/01/2034; Government National Mortgage Association, 6.50%, due 04/15/2033; United States Treasury Bonds, 10.38% to 12.75%, due 11/15/2010 to 11/15/2012; and United States Treasury Notes, 1.88% to 5.88%, due 11/15/2005 to 12/31/2005.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)
October 31, 2004

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At October 31, 2004, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

Eurodollars	890	December 2004	$217,326,875	$(102,886)
Eurodollars	290	March 2005	70,665,750	(1,111)
Eurodollars	190	June 2005	46,215,125	56,354
Eurodollars	(232)	September 2005	(56,329,600)	(542,189)
Eurodollars	(581)	December 2005	(140,769,038)	(935,742)
Eurodollars	(273)	March 2006	(66,025,050)	(519,107)
U.S. Treasury Bonds	489	December 2004	55,669,594	1,549,401
2 Year U.S. Treasury Notes	(430)	December 2004	(91,059,219)	(169,173)
5 Year U.S. Treasury Notes	(1,247)	December 2004	(138,884,625)	(583,052)
10 Year U.S. Treasury Notes	732	December 2004	83,127,750	1,318,247

			$(20,062,438)	$70,742

SWAP CONTRACTS — At October 31, 2004, the Ultra Short Duration Government Fund had an outstanding swap contract with the following terms:

Rate Type

		Notional		Payments	Payments
		Amount	Termination	made by	received by	Unrealized
Swap Type	Swap Counterparty	(000s)	Date	the Fund	the Fund	Loss

Interest Rate	Banc of America Securities LLC	$160,000	06/10/2014	5.28%	3 month LIBOR	$(13,796,000)
Floating

LIBOR — London Interbank Offered Rate

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Performance Summary

October 31, 2004

The following graph shows the value, as of October 31, 2004, of a $10,000 investment made on September 1, 1988 in the Institutional shares of the Goldman Sachs Short Duration Government Fund. For comparative purposes, the performance of the Fund’s benchmark, the Two-Year U.S. Treasury Note Index (“Two-Year T-Note Index”), as well as the Lehman Brothers Mutual Fund Short (1-3) U.S. Government Index (“Lehman Short (1-3) Gov’t Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class A, Class B, Class C and Service Shares will vary from Institutional shares due to differences in fees and loads. In addition to the investment adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the portfolio.

Short Duration Government Fund’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested September 1, 1988 to October 31, 2004.(a)

Average Annual Total Return through October 31, 2004	Since Inception	Ten Years	Five Years	One Year

Class A (commenced May 1, 1997)
Excluding sales charges	5.19%	n/a	5.30%	1.81%
Including sales charges	4.91%	n/a	4.86%	-0.19%

Class B (commenced May 1, 1997)
Excluding contingent deferred sales charges	4.57%	n/a	4.64%	1.31%
Including contingent deferred sales charges	4.57%	n/a	4.64%	-0.72%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	4.24%	n/a	4.49%	1.16%
Including contingent deferred sales charges	4.24%	n/a	4.49%	0.15%

Institutional Class (commenced August 15, 1988)	6.42%	6.03%	5.68%	2.33%

Service Class (commenced April 10, 1996)	5.23%	n/a	5.14%	1.72%

(a)	For comparative purposes, initial investment is assumed to be made on the first day of the month following commencement of operations.

 GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments

October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date		Value
Mortgage-Backed Obligations – 61.9%

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC)# – 1.8%
$302,280	5.33%^	05/01/2018		$304,264
304,516	5.62	10/01/2025		314,913
9,696,685	3.39	07/01/2033		9,785,924
4,564,318	3.63	11/01/2033		4,599,911

				$15,005,012

Adjustable Rate Federal National Mortgage Association (FNMA)# – 14.4%
$709,172	3.29%	11/01/2017		$725,211
913,422	4.87	02/01/2018		935,713
465,290	0.00	02/25/2018		423,960
589,367	6.45	02/25/2018		669,615
526,442	2.99	06/01/2018		536,077
850,573	3.53	03/01/2019		872,955
944,637	5.57	05/01/2020		980,770
881,180	4.14	12/01/2020		894,809
322,176	5.79	01/01/2023		333,939
18,248,463	3.57	08/01/2029		18,497,794
1,599,771	5.67	07/01/2032		1,615,848
1,078,078	5.77	07/01/2032		1,097,040
2,712,991	5.34	01/01/2033		2,792,685
4,399,002	5.24	02/01/2033		4,553,666
20,635,428	4.25	05/01/2033		20,974,356
3,352,405	3.97	08/01/2033		3,370,403
14,557,894	4.42	02/01/2034		14,726,164
7,827,418	4.31	03/01/2034		7,898,156
4,845,641	3.97	04/01/2034		4,939,926
13,952,627	4.27	06/01/2034		14,204,053
9,742,808	4.31	07/01/2034		9,939,223
4,306,564	4.57	08/01/2035		4,410,981
5,911,329	4.53	07/01/2036		6,055,229

				$121,448,573

Adjustable Rate Government National Mortgage Association (GNMA)# – 14.3%
$5,587,312	4.00%	11/20/2033		$5,663,663
2,861,811	3.75	01/20/2034		2,854,622
6,720,319	3.75	02/20/2034		6,702,927
7,822,881	3.75	05/20/2034		7,769,769
4,464,086	4.50	05/20/2034		4,498,527
9,886,862	4.50	07/20/2034		9,958,393
11,911,895	4.50	08/20/2034		12,077,471
6,980,636	4.75	08/20/2034		7,119,620
22,446,240	4.50	09/20/2034		22,608,559
14,980,191	4.75	09/20/2034		15,192,745
4,970,017	5.00	09/20/2034		4,978,336
5,506,485	4.75	10/20/2034		5,624,159
9,000,000	5.00	10/20/2034		9,190,125
6,000,000	4.50	TBA- 30Yr	α	6,113,437

				$120,352,353

Federal Home Loan Mortgage Corp. (FHLMC) – 5.3%
$13,341,640	7.20%	10/01/2006		$14,323,136
11,810,881	4.50	05/01/2008		12,011,192
80,870	7.00	01/01/2009		85,853
119,747	7.00	02/01/2009		127,125
48,327	7.00	03/01/2009		51,318
142,792	7.00	04/01/2009		151,601
109,902	7.00	05/01/2009		116,673
13,470	6.50	05/01/2010		14,264
81,319	6.50	06/01/2010		86,051
1,103,914	6.50	07/01/2010		1,168,147
205,464	7.00	07/01/2010		217,688
1,306	6.50	08/01/2010		1,382
273,951	7.00	01/01/2011		290,292
104,099	7.00	12/01/2012		110,292
362,056	6.50	01/01/2013		382,673
198,516	6.50	04/01/2013		209,820
380,584	6.50	05/01/2013		402,255
200,378	6.50	06/01/2013		211,788
168,219	6.50	10/01/2013		177,798
384,649	8.50	10/01/2015		414,592
2,540,972	8.00	12/01/2015		2,711,700
107,273	7.00	03/01/2016		113,572
4,532,352	7.00	04/01/2022		4,833,403
66,583	7.50	01/01/2031		71,383
942,668	6.50	09/01/2032		990,553
5,385,518	6.00	03/01/2034		5,580,827

				$44,855,378

Federal National Mortgage Association (FNMA) – 9.8%
$7,052	7.00%	11/01/2007		$7,474
148,987	7.00	12/01/2007		157,911
3,813	7.00	05/01/2008		4,043
31,918	7.00	08/01/2008		33,841
1,086,675	7.00	09/01/2008		1,152,145
25,410	7.00	12/01/2009		26,941
154,814	8.50	05/01/2010		165,243
2,319	7.00	06/01/2010		2,458
12,840	7.00	08/01/2010		13,606
8,571	7.00	01/01/2011		9,098
119,342	7.00	07/01/2011		126,676
2,952	7.00	11/01/2011		3,130
34,825,020	5.50	01/01/2013		36,073,854
128,583	6.00	01/01/2014		134,632
380,713	6.00	03/01/2014		398,625
32,989	5.50	04/01/2014		33,869
55,543	8.50	09/01/2015		59,881
465,393	8.50	10/01/2015		501,737
117,202	8.50	12/01/2015		126,343
1,848,433	5.50	07/01/2018		1,915,214
1,109,127	5.50	08/01/2018		1,149,198
1,253,363	5.50	09/01/2018		1,298,645
175,603	5.50	12/01/2018		181,947
255,827	7.00	11/01/2019		273,293
263,147	8.00	02/01/2031		283,578
6,042,849	7.00	04/01/2032		6,406,991
566,314	6.50	07/01/2032		596,850
6,972,189	6.00	03/01/2033		7,229,777

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Federal National Mortgage Association – (continued)
$13,659,240	6.50%	04/01/2033	$14,349,904
9,180,563	7.00	07/01/2034	9,743,296

			$82,460,200

Government National Mortgage Association (GNMA) – 0.1%
$200,496	6.50%	06/15/2008	$214,213
100,696	6.50	07/15/2008	107,586
287,037	6.50	08/15/2008	306,674
146,008	6.50	09/15/2008	155,997
33,737	6.50	10/15/2008	36,046
9,129	6.50	11/15/2008	9,754
28,912	9.00	12/15/2008	31,395
27,519	6.50	01/15/2009	29,270
56,096	9.00	01/15/2009	61,212
2,518	6.50	03/15/2009	2,690
18,529	6.50	04/15/2009	19,708
140,098	6.50	05/15/2009	149,014
17,765	6.50	07/15/2009	18,895
22,895	6.50	11/15/2009	24,352
9,503	9.00	01/15/2010	10,410
115,759	9.00	07/15/2012	127,640

			$1,304,856

Collateralized Mortgage Obligations (CMOs) – 16.2% Interest Only@ – 0.2%
FHLMC Series 2541, Class QI
$1,859,669	6.00%	01/15/2029	$37,019
FHLMC Series 2575, Class IB
4,918,050	5.50	08/15/2030	526,838
FHLMC Series 2586, Class NX
2,623,564	4.50	08/15/2016	274,429
FHLMC Series 2587, Class IG
3,205,602	4.50	10/15/2016	424,245
FHLMC Series 2620, Class IO
4,816,966	5.50	08/15/2031	609,323

			$1,871,854

Inverse Floater# – 0.1%
FNMA REMIC Trust Series 1990-134, Class SC
$134,216	18.69%	11/25/2020	$172,175
FNMA REMIC Trust Series 1993-231, Class SA
197,621	16.69	12/25/2008	206,469
GNMA REMIC Trust 2001-59, Class SA
40,425	20.19	11/16/2024	49,947
GNMA REMIC Trust 2001-62, Class SB
63,059	19.86	11/16/2027	76,222

			$504,813

IOette@# – 0.0%
FHLMC Series 1161, Class U
$3,183	1,172.81%	11/15/2021	$30,582

Planned Amortization Class (PAC) CMOs – 13.3%
FHLMC Series 1327, Class HA
$1,284,326	7.50%	07/15/2007	$1,306,688
FHLMC Series 1377, Class H
5,867,095	6.00	09/15/2007	5,931,340
FHLMC Series 1415, Class N
769,913	6.75	11/15/2007	785,006
FHLMC Series 1429, Class G
1,444,902	7.00	11/15/2007	1,483,502
FHLMC Series 1475, Class K
1,585,341	7.00	02/15/2008	1,636,337
FHLMC Series 1556, Class H
2,063,000	6.50	08/15/2013	2,182,796
FHLMC Series 1564, Class H
4,262,073	6.50	08/15/2008	4,407,262
FHLMC Series 1601, Class PL
2,300,275	6.00	10/15/2008	2,372,069
FHLMC Series 1606, Class H
3,967,097	6.00	11/15/2008	4,102,151
FHLMC Series 1655, Class K
14,000,000	6.50	01/15/2009	14,718,987
FHLMC Series 1697, Class PJ
942,052	6.00	07/15/2008	945,212
FHLMC Series 1703, Class GB
13,396,738	6.50	02/15/2009	13,941,088
FHLMC Series 1916, Class PC
3,700,000	6.75	12/15/2011	3,973,697
FNMA REMIC Trust Series 1992-142, Class K
2,866,445	7.00	08/25/2007	2,963,849
FNMA REMIC Trust Series 1993-10, Class PH
555,338	6.50	12/25/2007	563,419
FNMA REMIC Trust Series 1993-28, Class PJ
1,882,364	7.00	03/25/2008	1,939,106
FNMA REMIC Trust Series 1993-52, Class J
4,875,237	6.50	04/25/2008	5,035,546
FNMA REMIC Trust Series 1993-121, Class Z
8,620,483	7.00	07/25/2023	9,252,765
FNMA REMIC Trust Series 1993-126, Class PG
4,641,689	6.50	07/25/2008	4,813,046
FNMA REMIC Trust Series 1993-135, Class PG
3,690,885	6.25	07/25/2008	3,805,387
FNMA REMIC Trust Series 1993-209, Class H
396,260	6.00	03/25/2008	396,430
FNMA Series 1993-118, Class J
2,853,079	6.50	06/25/2008	2,919,374
FNMA Series 1993-207, Class G
4,436,243	6.15	04/25/2023	4,512,133
FNMA Series 1994-23, Class PE
1,168,639	6.00	08/25/2022	1,177,778
FNMA Series 1994-86, Class PH
3,413,348	6.00	10/25/2008	3,431,083
FNMA Series 2002-16, Class PK
3,000,000	6.50	10/25/2030	3,097,819
FNMA Series 2002-22, Class VB
2,453,205	6.50	08/25/2009	2,522,045
GNMA REMIC Trust Series 2000-10, Class UD
36,963	7.63	05/16/2029	37,050

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)
October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Planned Amortization Class – (continued)
GNMA REMIC Trust Series 2001-59, Class QJ
$631,083	6.00%	09/20/2028	$632,052
GNMA REMIC Trust Series 2002-45, Class QD
7,421,724	6.50	06/20/2031	7,578,506

			$112,463,523

Planned Amortization – Interest Only@ – 0.0%
FHLMC Series 1587, Class HA
$307,261	6.50%	10/15/2008	$22,667

Principal Only – 0.0%
FNMA REMIC Trust Series G92-28, Class A•
$158,573	0.00%	05/25/2007	$155,472

Sequential Fixed Rate CMOs – 2.0%
FHLMC Series 108, Class G
$1,324,795	8.50%	12/15/2020	$1,325,373
FHLMC Series 1980, Class Z
4,734,800	7.00	07/15/2027	4,981,554
FHLMC Series 2019, Class Z
4,513,010	6.50	12/15/2027	4,726,261
FHLMC Series 2145, Class KA
78,097	6.35	09/15/2026	78,183
FNMA REMIC Trust 1989-66, Class J
1,653,647	7.00	09/25/2019	1,759,082
FNMA REMIC Trust Series 1990-16, Class E
1,136,608	9.00	03/25/2020	1,250,735
FNMA REMIC Trust Series 1992-33, Class K
2,030,722	8.50	03/25/2018	2,256,761
GNMA REMIC Trust Series 1995-3, Class DQ
209,518	8.05	06/16/2025	228,609

			$16,606,558

Target Amortization Class (TAC) – 0.6%
FNMA REMIC Trust Series 1994-18, Class D
$5,333,333	6.75%	02/25/2024	$5,551,552

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)			$137,207,021

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $526,855,731)			$522,633,393

Agency Debentures – 23.9%

Federal Farm Credit Bank
$10,000,000	4.90%	03/21/2006	$10,314,460
2,000,000	5.40	05/10/2006	2,082,268
12,500,000	6.60 ^	07/07/2006	13,311,900
Federal Home Loan Bank
3,000,000	2.75	05/15/2006	3,005,396
25,000,000	3.00	05/15/2006	25,136,650
3,000,000	5.38	05/15/2006	3,124,542
9,000,000	2.50	05/19/2006	8,978,940
10,000,000	2.30 #	08/30/2006	9,921,890
12,500,000	3.50	05/15/2007	12,661,495
7,000,000	3.79	11/28/2008	7,001,554
Federal Home Loan Mortgage Corp
10,000,000	2.81	02/02/2006	10,020,773
15,000,000	2.27	04/28/2006	14,904,264
12,000,000	2.40	03/29/2007	11,839,343
2,800,000	3.00	07/27/2007	2,788,533
5,000,000	3.50	04/15/2008	5,016,785
16,000,000	3.00	07/09/2008	15,848,704
Federal National Mortgage Association
7,000,000	1.43	02/09/2005	6,987,939
6,500,000	2.15	04/13/2006	6,450,162
12,500,000	2.25	05/26/2006	12,426,500
8,000,000	3.01	06/02/2006	8,011,668
8,000,000	5.42	04/04/2007	8,105,974
Small Business Administration
637,177	7.20	06/01/2017	690,791
1,118,182	6.30	05/01/2018	1,196,118
1,322,084	6.30	06/01/2018	1,415,129

TOTAL AGENCY DEBENTURES
(Cost $200,308,859)			$201,241,778

U.S. Treasury Obligations – 10.3%

United States Treasury Principal-Only Stripped Securities^•
$30,000,000	0.00%	05/15/2011	$28,804,530
United States Treasury Bond
18,400,000	2.75	08/15/2007	18,388,593
United States Treasury Note
39,500,000	2.38	08/31/2006	39,405,201

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $86,642,289)			$86,598,324

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 96.1%
(Cost $813,806,879)			$810,473,495

Repurchase Agreement – 4.1%

Joint Repurchase Agreement Account IIΔ
$34,900,000	1.88%	11/01/2004	$34,900,000
Maturity Value: $34,905,459

TOTAL REPURCHASE AGREEMENT
(Cost $34,900,000)			$34,900,000

TOTAL INVESTMENTS – 100.2%
(Cost $848,706,879)			$845,373,495

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

#	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2004.

@	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

α	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate (generally +/-2.5%) principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

^	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

•	Security issued with a zero coupon. Income is recognized through the accretion of discount.

Δ	Joint repurchase agreement was entered into on October 29, 2004.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
REMIC	—	Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Statement of Investments (continued)
October 31, 2004

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At October 31, 2004, the Short Duration Government Fund had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $34,900,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$450,000,000	1.88%	11/01/2004	$450,070,500

Banc of America Securities LLC	1,250,000,000	1.87	11/01/2004	1,250,194,793

Banc of America Securities LLC	600,000,000	1.89	11/01/2004	600,094,500

Barclays Capital LLC	1,200,000,000	1.89	11/01/2004	1,200,189,000

Bear Stearns & Co.	500,000,000	1.87	11/01/2004	500,077,916

Greenwich Capital Markets	600,000,000	1.89	11/01/2004	600,094,500

J.P. Morgan Chase & Co.	500,000,000	1.87	11/01/2004	500,077,916

Morgan Stanley & Co.	1,000,300,000	1.87	11/01/2004	1,000,455,880

Morgan Stanley & Co.	800,000,000	1.88	11/01/2004	800,125,334

UBS LLC	500,000,000	1.87	11/01/2004	500,077,916

Westdeutsche Landesbank AG	600,000,000	1.87	11/01/2004	600,093,501

TOTAL	$8,000,300,000			$8,001,551,756

At October 31, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.00%, due 01/21/2005 to 12/15/2011; Federal Home Loan Mortgage Association, 0.00% to 9.25%, due 11/15/2004 to 10/01/2034; Federal National Mortgage Association, 0.00% to 10.00%, due 11/01/2004 to 11/01/2034; Government National Mortgage Association, 6.50%, due 04/15/2033; United States Treasury Bonds, 10.38% to 12.75%, due 11/15/2010 to 11/15/2012; and United States Treasury Notes, 1.88% to 5.88%, due 11/15/2005 to 12/31/2005.

FUTURES CONTRACTS — At October 31, 2004, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

Eurodollars	8	December 2004	$1,953,500	$(127)
Eurodollars	12	March 2005	2,924,100	1,403
Eurodollars	7	June 2005	1,702,663	1,814
Eurodollars	29	March 2006	7,013,650	17,527
Eurodollars	15	September 2006	3,615,937	11,071
Eurodollars	15	December 2006	3,610,500	11,041
Eurodollars	10	March 2007	2,403,875	7,716
Eurodollars	10	June 2007	2,400,750	7,716
U.S. Treasury Bonds	216	December 2004	24,590,250	470,788
2 Year U.S. Treasury Notes	1,546	December 2004	327,389,658	709,702
5 Year U.S. Treasury Notes	(996)	December 2004	(110,929,500)	(807,992)
10 Year U.S. Treasury Notes	246	December 2004	27,936,375	286,084
10 Year Interest Rate Swap	(457)	December 2004	(51,169,719)	(1,339,190)

			$243,442,039	$(622,447)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Performance Summary

October 31, 2004

The following graph shows the value, as of October 31, 2004, of a $10,000 investment made on March 1, 1993 in Class A shares (with the maximum sales charge of 4.5%) of the Goldman Sachs Government Income Fund. For comparative purposes, the performance of the Fund’s benchmark, the Lehman Brothers Mutual Fund Government/Mortgage Index (“Lehman Gov’t/MBS Index”), as well as the Lehman Brothers Mutual Fund General U.S. Government Index (“Lehman U.S. Gov’t Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A shares due to differences in fees and loads. In addition to the investment adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the portfolio.

Government Income Fund’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested March 1, 1993 to October 31, 2004.(a)

Average Annual Total Return through October 31, 2004	Since Inception	Ten Years	Five Years	One Year

Class A (commenced February 10, 1993)
Excluding sales charges	6.55%	7.22%	7.01%	4.99%
Including sales charges	6.14%	6.73%	6.02%	0.28%

Class B (commenced May 1, 1996)
Excluding contingent deferred sales charges	5.91%	n/a	6.18%	4.21%
Including contingent deferred sales charges	5.91%	n/a	5.79%	-0.96%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	5.57%	n/a	6.17%	4.14%
Including contingent deferred sales charges	5.57%	n/a	6.17%	3.11%

Institutional Class (commenced August 15, 1997)	6.76%	n/a	7.41%	5.35%

Service Class (commenced August 15, 1997)	6.25%	n/a	6.98%	4.90%

(a)	For comparative purposes, initial investment is assumed to be made on the first day of the month following commencement of operations.

 GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments

October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – 36.8%

Adjustable Rate Federal National Mortgage Association (FNMA)# – 1.6%
$518,287	4.49%	03/01/2033	$529,249
3,461,172	3.99	04/01/2034	3,528,519
3,691,340	4.59	08/01/2035	3,780,841
2,364,532	4.55	07/01/2036	2,422,092

			$10,260,701

Adjustable Rate Non-Agency# – 7.7%
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
$440,153	4.15%	08/25/2033	$438,969
Countrywide Home Loans Series 2003-37, Class 1A1
513,167	3.98	08/25/2033	509,095
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
1,507,364	5.10	03/25/2033	1,525,781
Master Adjustable Rate Mortgage Trust Series 2004-9, Class 2A1
2,938,016	2.31	11/25/2034	2,938,016
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
9,960,298	2.45	11/25/2029	9,965,187
Sequoia Mortgage Trust Series 2004-1, Class A
3,553,637	2.19	02/20/2034	3,544,810
Sequoia Mortgage Trust Series 2004-9, Class A2
6,450,516	2.53	10/20/2034	6,465,453
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 3A3
694,472	4.66	02/25/2034	706,424
Structured Adjustable Rate Mortgage Loan Series 2004-5, Class 1A
5,147,643	4.53	05/25/2034	5,151,298
Structured Asset Securities Corp. Series 2003-24A, Class 1A3
2,155,522	5.00	07/25/2033	2,157,138
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
4,356,194	4.70	11/25/2033	4,380,153
Structured Asset Securities Corp. Series 2003-40A, Class 3A1
4,356,020	4.62	01/25/2034	4,431,134
Thornburg Mortgage Securities Trust Series 2004-3, Class A
5,956,014	2.30	09/25/2034	5,965,774

			$48,179,232

Commercial Mortgage-Backed Securities (CMBS) – 0.9% Interest Only@ – 0.8%
Bear Stearns Commercial Mortgage Securities Series 2003-T10, Class X2#†
$23,000,000	1.44%	03/13/2040	$1,292,685
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP#†
14,257,307	2.08	05/15/2038	1,037,953
JP Morgan Chase Commercial Mortgage Securities Series 2004-C1, Class X2#†
24,750,000	1.31	01/15/2038	1,153,308
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2#†
26,500,000	1.73	02/11/2036	1,762,613

			$5,246,559

Sequential Fixed Rate CMBS – 0.1%
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
$600,000	6.55%	01/17/2035	$646,763

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)			$5,893,322

Federal Home Loan Mortgage Corp. (FHLMC) – 15.3%
$4,418,402	5.50%	12/01/2008	$4,535,740
423,776	7.00	06/01/2009	449,887
2,542,230	6.50	12/01/2013	2,686,992
64,637	6.50	02/01/2014	68,318
35,993	7.00	02/01/2015	38,101
4,128,731	5.50	07/01/2015	4,279,591
459,800	8.00	07/01/2015	489,221
51,235	7.00	01/01/2016	54,236
118,033	7.00	02/01/2016	124,964
1,335,974	5.50	05/01/2018	1,383,529
5,250,579	5.50	06/01/2018	5,437,477
54,046	6.50	08/01/2022	57,078
44,197	7.50	03/01/2027	47,469
2,359,312	6.50	07/01/2028	2,491,002
11,800,000	6.50	12/01/2029	12,440,303
6,927	6.50	02/01/2030	7,283
152,234	6.50	03/01/2030	160,031
39,387	6.50	04/01/2030	41,412
32,004	8.00	07/01/2030	34,625
24,081	6.50	11/01/2030	25,319
60,113	7.50	12/01/2030	64,447
22,290	7.50	01/01/2031	23,897
2,135,405	6.50	04/01/2031	2,246,934
1,135,602	7.00	04/01/2031	1,204,199
629,562	6.50	07/01/2031	662,344
213,159	6.50	08/01/2031	223,970
21,876	6.50	09/01/2031	22,985
2,823,861	6.50	10/01/2031	2,967,074
205,966	6.50	11/01/2031	216,411
310,477	6.50	12/01/2031	326,223
416,285	6.50	03/01/2032	438,235
3,727,800	7.00	04/01/2032	3,951,596
3,171,105	6.50	07/01/2032	3,332,188
12,198,227	6.50	08/01/2032	12,817,861
1,990,952	6.50	09/01/2032	2,092,087
4,391,288	6.50	12/01/2032	4,614,352
922,609	6.50	04/01/2033	969,475
2,591,032	6.00	05/01/2033	2,684,482
9,586,064	6.50	12/01/2033	10,073,628
9,066,278	6.50	02/01/2034	9,526,819
2,403,043	6.50	03/01/2034	2,525,266

			$95,837,051

Federal National Mortgage Association (FNMA) – 7.2%
$7,243,244	6.30%	12/01/2008	$7,852,429
1,604,544	5.50	05/01/2009	1,644,653
8,174,942	5.50	09/01/2014	8,478,970
216,661	7.00	03/01/2015	229,431
91,661	8.00	01/01/2016	97,720

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Federal National Mortgage Association (FNMA) – (continued)
$1,245,558	6.00%	03/01/2017	$1,307,077
2,590,899	5.00	09/01/2018	2,647,063
12,816,188	5.00	10/01/2018	13,094,007
6,860	6.50	06/01/2028	7,238
118,600	6.50	11/01/2028	125,088
49,859	7.50	07/01/2029	53,323
15,727	7.50	08/01/2029	16,820
17,224	7.50	10/01/2029	18,421
430	7.50	01/01/2030	460
11,371	7.50	02/01/2030	12,157
1,709,203	7.00	07/01/2031	1,814,071
421,437	6.50	09/01/2031	443,963
387,963	6.50	10/01/2031	408,719
366,068	6.50	11/01/2031	385,669
1,800,000	6.50	12/01/2031	1,892,435
549,462	6.50	02/01/2032	578,960
36,349	6.50	05/01/2032	38,201
1,575,235	6.50	07/01/2032	1,657,191
1,324,695	7.00	07/01/2032	1,404,522
825,336	6.50	08/01/2032	867,400
33,388	6.50	10/01/2032	35,089
61,113	6.50	01/01/2034	64,226

			$45,175,303

Government National Mortgage Association (GNMA) – 0.1%
$500,000	6.50%	12/01/2029	$526,429
139,940	6.50	12/15/2026	148,369

			$674,798

Collateralized Mortgage Obligations (CMOs) – 4.0% Interest Only@ – 0.3%
Bear Stearns Asset Backed Securities Series 2003-AC2, Class AI0
$5,250,000	5.00%	10/25/2005	$199,850
Countrywide Home Loan Series 2003-42, Class 2X1#
1,693,581	0.39	10/25/2033	11,092
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
631,979	5.50	06/25/2033	42,318
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X#
655,945	0.78	07/25/2033	7,716
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X#
687,940	0.60	08/25/2033	5,654
FHLMC Series 2542, Class NU
417,613	5.50	05/15/2022	67,824
FHLMC Series 2620, Class IO
3,328,086	5.50	08/15/2031	420,987
FNMA Interest-Only Stripped Security Series 151, Class 2
52,310	9.50	07/25/2022	9,992
FNMA Series 2003-36, Class IO
4,708,234	5.50	12/25/2031	577,500
Master Adjustable Rate Mortgage Trust Series 2003-2, Class 3AX#
233,452	0.68	08/25/2033	3,428
Master Adjustable Rate Mortgage Trust Series 2003-2, Class 4AX#
93,124	1.16	07/25/2033	1,640
Washington Mutual Series 2003-AR4, Class X1#
4,237,378	1.18	01/25/2008	76,316
Washington Mutual Series 2003-AR07, Class X#
2,225,706	0.96	06/25/2008	22,969
Washington Mutual Series 2003-AR12, Class X#
10,152,719	0.52	02/25/2034	55,278

			$1,502,564

Inverse Floater# – 0.3%
FNMA REMIC Trust Series 1993-231, Class SA
$148,216	16.69%	12/25/2008	$154,852
GNMA Series 2001-48, Class SA
169,188	19.66	10/16/2031	209,961
GNMA Series 2001-51, Class SA
135,410	24.40	10/16/2031	171,630
GNMA Series 2001-51, Class SB
169,926	19.66	10/16/2031	205,738
GNMA Series 2001-59, Class SA
143,786	19.50	11/16/2024	177,654
GNMA Series 2001-62, Class SB
137,841	19.17	11/16/2027	166,615
GNMA Series 2002-13, Class SB
601,862	27.76	02/16/2032	845,392

			$1,931,842

Planned Amortization Class (PAC) CMOs – 0.0%
GNMA Series 2000-10, Class UD
$21,122	7.63%	05/16/2029	$21,172

Principal Only – 0.0%
FNMA REMIC Trust Series G-35, Class N•
$43,324	0.00%	10/25/2021	$39,013

Regular Floater CMOs# – 0.1%
FHLMC Series 1760, Class ZB
$507,526	3.43%	05/15/2024	$513,962

Sequential Fixed Rate CMOs – 3.3%
FNMA REMIC Trust Series 1993-78, Class H
$123,638	6.50%	06/25/2008	$128,530
FNMA REMIC Trust Series 1994-42, Class ZQ
4,905,815	7.00	04/25/2024	5,268,423
FNMA Series 2001-46, Class G
130,724	6.00	07/25/2029	130,539
FNMA Series 2001-53, Class GH
1,621,957	8.00	09/25/2016	1,736,955
GNMA Series 2001-59, Class QJ
504,867	6.00	09/20/2028	505,641

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments (continued)
October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate CMOs – (continued)
GNMA Series 2001-61, Class EA
$3,335,644	6.00%	09/16/2028	$3,368,662
Master Asset Securitization Trust Series 2003-8, Class 1A1
9,562,581	5.50	09/25/2033	9,671,273

$20,810,023

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)	$24,818,576

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $229,894,281)	$230,838,983

Agency Debentures – 12.6%

Federal Farm Credit Bank
$3,000,000	6.60%	07/07/2006	$3,194,856
Federal Home Loan Bank
5,000,000	3.00	05/15/2006	5,027,330
2,700,000	5.38	05/15/2006	2,812,088
10,000,000	2.75	11/15/2006	9,990,176
4,000,000	2.88	02/15/2007	3,997,739
1,000,000	5.68	-	12/03/2007	1,071,822
3,900,000	3.50	02/13/2009	3,900,576
Federal Home Loan Mortgage Corp
7,000,000	6.63	09/15/2009	7,932,211
9,000,000	7.00	03/15/2010	10,418,870
Federal National Mortgage Association
7,500,000	6.63	09/15/2009	8,490,745
5,000,000	7.25	01/15/2010	5,827,196
6,000,000	6.00	01/18/2012	6,047,813
Small Business Administration
866,098	6.70	12/01/2016	926,247
697,162	7.15	03/01/2017	754,137
529,400	7.50	04/01/2017	577,135
333,212	7.30	05/01/2017	361,551
217,240	6.80	08/01/2017	234,042
559,091	6.30	05/01/2018	598,059
528,834	6.30	06/01/2018	566,051
Tennessee Valley Authority -
6,000,000	4.88	12/15/2016	6,409,994

TOTAL AGENCY DEBENTURES
(Cost $78,672,861)	$79,138,638

Asset-Backed Securities – 10.9%

Auto – 0.6%
CPS Auto Trust Series 2002-A, Class A2
$2,886,404	4.81%	12/15/2008	$2,940,525
MFN Auto Receivables Trust Series 2002-A, Class A2†
696,665	4.92	03/15/2008	700,148

$3,640,673

Home Equity – 10.2%
American Business Financial Services Series 1998-2, Class A6
$670,423	6.46%	09/25/2029	$689,573
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2#
6,874,745	2.29	10/25/2034	6,876,079
Countrywide Asset-Backed Certificates Series 2004-7, Class 2AV2#
4,000,000	2.28	05/25/2033	4,003,000
Countrywide Home Equity Loan Trust Series 2003-A, Class A#
11,916,281	2.22	03/15/2029	11,923,144
Countrywide Home Equity Loan Trust Series 2003-E, Class A#
7,775,691	2.36	07/15/2029	7,772,045
Countrywide Home Equity Loan Trust Series 2004-I, Class A#
12,500,000	2.00	02/15/2034	12,503,906
Impac CMB Trust Series 2204-8, Class 1A#
3,983,977	2.29	10/25/2034	3,986,965
Park Place Securities, Inc. Series 2004-MCW1, Class A4#
3,000,000	2.29	10/25/2034	2,999,021
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII#
10,269,873	2.17	03/25/2034	10,269,403
Saxon Asset Securities Trust Series 2003-2, Class AIO
7,331,169	4.75	01/25/2005	57,110
Securitized Asset Backed Receivables LLC Trust Series 2004-OP2, Class A2#
2,918,055	2.28	08/25/2034	2,915,673

$63,995,919

Manufactured Housing – 0.1%
Mid-State Trust Series 4, Class A
$453,575	8.33%	04/01/2030	$501,200

TOTAL ASSET-BACKED SECURITIES
(Cost $68,497,108)	$68,137,792

U.S. Treasury Obligations – 16.2%

United States Treasury Interest-Only Stripped Securities@
$4,000,000	0.00%	02/15/2012	$3,018,000
3,000,000	0.00	05/15/2013	2,117,460
380,000	0.00	02/15/2014	257,469
8,000,000	0.00	05/15/2014	5,345,760
8,000,000	0.00	05/15/2017	4,478,000
United States Treasury Principal-Only Stripped Securities•
20,600,000	0.00	05/15/2017	11,583,174
35,000,000	0.00	02/15/2019	17,623,900
6,100,000	0.00	05/15/2020	2,857,606
3,000,000	0.00	08/15/2020	1,384,800
27,500,000	0.00	11/15/2021	11,785,399
12,700,000	0.00	02/15/2025	4,537,964
1,300,000	0.00	08/15/2025	452,829
12,000,000	0.00	11/15/2026	3,905,280

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations – (continued)

United States Treasury Bonds
$500,000	4.25%	08/15/2013	$511,100
5,400,000	6.88	08/15/2025	6,858,918
United States Treasury Notes
22,700,000	2.50	10/31/2006	22,671,625
2,400,000	3.38	09/15/2009	2,409,888

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $98,726,849)			$101,799,172

Insured Revenue Bond – 1.3%

New Jersey Economic Development Authority Series A
$2,000,000	7.43%	02/15/2029	$2,536,400
Sales Tax Asset Receivable Taxable Series B
5,500,000	3.60	10/15/2008	5,511,990

TOTAL INSURED REVENUE BOND
(Cost $7,500,000)			$8,048,390

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 77.8%
(Cost $483,291,099)			$487,962,975

Repurchase Agreement – 25.7%

Joint Repurchase Agreement Account IIΔ
$161,500,000	1.88%	11/01/2004	$161,500,000
Maturity Value: $161,525,261

TOTAL REPURCHASE AGREEMENT
(Cost $161,500,000)			$161,500,000

TOTAL INVESTMENTS – 103.5%
(Cost $644,791,099)			$649,462,975

†	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $5,946,707, which represents approximately 0.9% of net assets as of October 31, 2004.

#	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2004.

-	Security with “Put” features with resetting interest rates. Maturity dates disclosed are next interest reset date.

@	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

•	Security issued with a zero coupon. Income is recognized through the accretion of discount.

Δ	Joint repurchase agreement was entered into on October 29, 2004.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviation:
REMIC	—	Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS GOVERNMENT INCOME FUND

Statement of Investments (continued)
October 31, 2004

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At October 31, 2004, the Government Income Fund had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $161,500,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$450,000,000	1.88%	11/01/2004	$450,070,500

Banc of America Securities LLC	1,250,000,000	1.87	11/01/2004	1,250,194,793

Banc of America Securities LLC	600,000,000	1.89	11/01/2004	600,094,500

Barclays Capital LLC	1,200,000,000	1.89	11/01/2004	1,200,189,000

Bear Stearns & Co.	500,000,000	1.87	11/01/2004	500,077,916

Greenwich Capital Markets	600,000,000	1.89	11/01/2004	600,094,500

J.P. Morgan Chase & Co.	500,000,000	1.87	11/01/2004	500,077,916

Morgan Stanley & Co.	1,000,300,000	1.87	11/01/2004	1,000,455,880

Morgan Stanley & Co.	800,000,000	1.88	11/01/2004	800,125,334

UBS LLC	500,000,000	1.87	11/01/2004	500,077,916

Westdeutsche Landesbank AG	600,000,000	1.87	11/01/2004	600,093,501

TOTAL	$8,000,300,000			$8,001,551,756

At October 31, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.00%, due 01/21/2005 to 12/15/2011; Federal Home Loan Mortgage Association, 0.00% to 9.25%, due 11/15/2004 to 10/01/2034; Federal National Mortgage Association, 0.00% to 10.00%, due 11/01/2004 to 11/01/2034; Government National Mortgage Association, 6.50%, due 04/15/2033; United States Treasury Bonds, 10.38% to 12.75%, due 11/15/2010 to 11/15/2012; and United States Treasury Notes, 1.88% to 5.88%, due 11/15/2005 to 12/31/2005.

FUTURES CONTRACTS — At October 31, 2004, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

Eurodollars	224	December 2004	$54,698,000	$(60,192)
Eurodollars	3	March 2005	731,025	1,651
Eurodollars	100	June 2005	24,323,750	(5,340)
Eurodollars	20	September 2005	4,856,000	5,932
Eurodollars	(82)	December 2005	(19,867,575)	(153,245)
Eurodollars	(87)	March 2006	(21,040,950)	(181,261)
Eurodollars	50	June 2006	12,071,875	112,580
U.S. Treasury Bonds	331	December 2004	37,682,281	1,100,682
2 Year U.S. Treasury Notes	108	December 2004	22,870,688	43,036
5 Year U.S. Treasury Notes	109	December 2004	12,139,875	64,414
10 Year U.S. Treasury Notes	559	December 2004	63,481,437	804,814
10 Year Interest Rate Swaps	(142)	December 2004	(15,899,562)	(416,090)

			$176,046,844	$1,316,981

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At October 31, 2004, the Government Income Fund had outstanding swap contracts with the following terms:

				Rate Type

		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Gain

Interest Rate	Banc of America Securities LLC	$45,000	10/14/2008	3.51%	3 month LIBOR Floating	$99,483
Interest Rate	Banc of America Securities LLC	43,000	11/02/2019	3 month LIBOR Floating CMBS AAA	4.87%	—
Total Return Index Swap	Banc of America Securities LLC	7,000	01/20/2005	10 yr Index + 0.70% CMBS AAA	N/A	2,894
Total Return Index Swap	Banc of America Securities LLC	8,000	01/24/2005	10 yr Index + 0.62%	N/A	2,757

Total						$105,134

LIBOR — London Interbank Offered Rate

CMBS — Commercial Mortgage-Backed Securities

N/A — Not Applicable. The Fund does not make periodic payments in accordance with the swap contract.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS U.S. MORTGAGES FUND

Performance Summary

October 31, 2004

The following graph shows the value, as of October 31, 2004, of a $10,000 investment made on November 3, 2003 (commencement of operations) in the Institutional shares of the Goldman Sachs U.S. Mortgages Fund. For comparative purposes, the performance of the Fund’s benchmark, the Lehman Brothers Securitized Index (the “Lehman Securitized Index”) is shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class A and Separate Account Institutional Shares will vary from Institutional shares due to differences in fees and loads. In addition to the investment adviser’s decisions regarding issuer/ industry investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the portfolio.

U.S. Mortgages Fund’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested November, 3, 2003 to October 31, 2004.

Cumulative Total Return Through October 31, 2004	Since Inception(a)

Class A (commenced November 3, 2003)
Excluding sales charges	5.60%
Including sales charges	0.86%

Institutional Class (commenced November 3, 2003)	6.07%

Separate Account Institutional Class (commenced November 3, 2003)	6.03%

(a)	Not annualized.

GOLDMAN SACHS U.S. MORTGAGES FUND

Statement of Investments

October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – 79.9%

Adjustable Rate Federal National Mortgage Association (FNMA)# – 7.3%
$83,705	2.96%	07/01/2022	$84,788
78,536	3.07	07/01/2027	79,777
180,402	3.07	11/01/2027	183,253
62,443	3.07	01/01/2031	63,397
83,821	3.07	06/01/2032	85,047
80,897	2.96	08/01/2032	81,976
174,121	2.96	05/01/2033	176,676
7,713,225	4.51	05/01/2033	7,828,041
1,436,176	4.89	06/01/2033	1,472,671
1,318,313	3.32	07/01/2033	1,326,019
1,617,251	3.87	11/01/2033	1,642,527
759,966	3.82	12/01/2033	769,810
1,672,076	4.38	12/01/2033	1,691,076
81,213	3.07	11/01/2035	82,366
330,499	3.07	12/01/2037	335,242
160,392	3.07	01/01/2038	162,705
178,666	3.07	11/01/2040	181,265

			$16,246,636

Adjustable Rate Government National Mortgage Association (GNMA)# – 1.4%
$3,000,000	5.00%	10/20/2034	$3,063,375

Adjustable Rate Non-Agency# – 3.7%
Impac Secured Assets Corp. Series 2004-3, Class 1A4
$1,464,647	2.33%	11/25/2034	$1,465,079
Sequoia Mortgage Trust Series 2004-9, Class A2
2,977,161	2.53	10/20/2034	2,984,055
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2
2,822,265	4.81	06/25/2034	2,842,164
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
739,696	4.52	12/25/2033	747,781
Structured Asset Securities Corp. Series 2003-40A, Class 3A1
221,493	4.62	01/25/2034	225,312

			$8,264,391

Commercial Mortgage-Backed Securities (CMBS) – 0.5%
Interest Only@ – 0.5%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2#†
$6,500,000	1.27%	03/13/2040	$365,324
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2#†
6,500,000	1.13	01/15/2038	302,889
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2#†
7,000,000	1.55	02/11/2036	465,596

			$1,133,809

Federal Home Loan Mortgage Corp. (FHLMC) – 18.2%
$1,000,000	6.50%	12/01/2029	$1,054,263
28,974	6.50	07/01/2030	30,458
567,801	7.00	04/01/2031	602,099
6,172,161	7.00	09/01/2031	6,556,249
512,585	6.50	01/01/2032	538,623
2,784,433	6.50	04/01/2032	2,925,874
2,776,195	7.00	04/01/2032	2,942,862
5,939,984	7.00	05/01/2032	6,296,588
10,533,778	6.50	08/01/2032	11,068,863
85,065	6.50	09/01/2032	89,386
1,552,214	6.00	05/01/2033	1,608,197
926,209	6.50	08/01/2033	973,258
2,719,884	6.50	02/01/2034	2,858,046
2,833,963	6.00	03/01/2034	2,936,738

			$40,481,504

Federal National Mortgage Association (FNMA) – 41.9%
$18,826	5.50%	04/01/2016	$19,509
16,887	5.50	08/01/2016	17,499
214,722	5.50	11/01/2016	222,508
177,451	5.50	12/01/2016	183,885
240,452	5.50	01/01/2017	249,171
13,456	6.00	02/01/2018	14,017
4,374,068	5.00	05/01/2018	4,468,885
176,288	6.00	05/01/2018	183,636
2,680,665	5.00	06/01/2018	2,738,775
63,186	6.50	07/01/2018	66,748
152,714	6.50	09/01/2018	161,322
910,827	6.00	11/01/2018	948,790
206,263	6.50	11/01/2018	217,890
1,461,305	6.00	12/01/2018	1,522,213
1,220,474	6.00	01/01/2019	1,271,344
114,835	6.50	01/01/2019	121,308
35,511	6.50	03/01/2019	37,514
437,658	6.00	04/01/2019	455,880
151,098	6.50	04/01/2019	159,623
83,333	6.00	05/01/2019	86,802
630,446	6.50	07/01/2021	665,704
349,860	7.00	09/01/2021	373,195
1,187,632	7.00	06/01/2022	1,266,408
481,406	7.00	07/01/2022	513,338
2,100,000	6.50	12/01/2029	2,211,002
4,300,000	6.50	12/01/2031	4,520,818
943,885	6.50	01/01/2032	991,992
138,568	6.50	02/01/2032	145,630
1,777,265	6.50	03/01/2032	1,870,473
1,761,576	6.50	04/01/2032	1,851,356
1,103,164	6.50	06/01/2032	1,159,388
1,737,513	6.50	07/01/2032	1,826,001
5,663,359	6.50	08/01/2032	5,951,798
919,273	6.50	09/01/2032	966,125
13,415	6.50	10/01/2032	14,098
754,787	6.50	11/01/2032	793,256
5,813,335	6.50	01/01/2033	6,109,399
180,559	6.50	05/01/2033	189,755
8,065,791	5.50	12/01/2033	8,224,444
17,503,399	5.50	02/01/2034	17,841,442
2,428,239	5.50	03/01/2034	2,474,878
52,142	6.50	03/01/2034	54,800

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS U.S. MORTGAGES FUND

Statement of Investments (continued)
October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Federal National Mortgage Association – (continued)
$6,742,256	5.50%	04/01/2034	$6,871,755
341,019	5.50	07/01/2034	347,569
13,000,000	5.00	TBA-30Yrα	12,952,030

			$93,333,973

Collateralized Mortgage Obligations (CMOs) – 6.9%
Interest Only@ – 0.3%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
$619,835	5.50%	06/25/2033	$88,351
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
28,650	5.50	04/25/2033	2,003
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
25,111	5.75	05/25/2033	1,785
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
126,396	5.50	06/25/2033	8,464
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
630,535	5.25	07/25/2033	105,840
FHLMC Series 2541, Class QI
206,630	6.00	01/15/2029	4,113
FHLMC Series 2575, Class IB
546,450	5.50	08/15/2030	58,538
FHLMC Series 2620, Class IO
875,812	5.50	08/15/2031	110,786
FNMA Series 2003-36, Class IO
856,043	5.50	12/25/2031	105,000
Master Adjustable Rate Mortgages Trust Series 2003-6, Class 1A1X#
3,494,430	1.90	12/25/2033	19,341
Washington Mutual Series 2003-AR4, Class X1#
706,230	1.18	01/25/2008	12,719
Washington Mutual Series 2003-AR12, Class X#
1,714,986	0.52	02/25/2034	9,338
Washington Mutual Series 2003-S3, Class 1A41
1,380,451	5.50	06/25/2033	107,727

			$634,005

Planned Amortization Class (PAC) CMOs – 1.5%
FNMA Series 1994-42, Class K
$3,000,000	6.50%	04/25/2024	$3,289,649

Sequential Fixed Rate CMOs – 5.1%
CS First Boston Mortgage Securities Corp. Series 2002-5, Class PPA1
$343,861	6.50%	03/25/2032	$356,157
FHLMC Series 1703, Class GC
2,500,000	6.50	04/15/2009	2,667,849
FHLMC Series 1823, Class A
2,000,000	6.50	08/15/2023	2,089,642
FHLMC Series 2456, Class VH
1,000,000	6.00	03/15/2020	1,048,061
FNMA REMIC Trust Series 1993-101, Class PJ
1,000,000	7.00	06/25/2008	1,042,640
FNMA Series 2002-24, Class AE
1,864,480	6.00	04/25/2016	1,889,757
GNMA REMIC Trust Series 2002-40, Class ZE
2,326,592	6.50	12/20/2030	2,355,349

			$11,449,455

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)			$15,373,109

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $177,605,038)			$177,896,797

Asset-Backed Securities – 10.5%

Home Equity – 10.5%
Countrywide Home Equity Loan Trust Series 2003-A, Class A#
$4,255,814	2.22%	03/15/2029	$4,258,266
Countrywide Home Equity Loan Trust Series 2003-D, Class A#
1,341,269	2.13	06/15/2029	1,337,850
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A#
1,792,766	2.09	12/15/2029	1,789,124
Countrywide Home Equity Loan Trust Series 2004-I, Class A#
5,000,000	2.13	02/15/2034	5,001,562
Countrywide Home Equity Loan Trust Series 2004-J, Class 2A#
1,000,000	2.16	12/15/2033	1,000,000
Impac CMB Trust Series 2004-6, Class 1A2#
2,887,785	2.32	10/25/2034	2,884,708
Impac CMB Trust Series 2004-8, Class A1#
1,493,991	2.29	10/25/2034	1,495,112
Merrill Lynch Mortgage Investors, Inc. Series 2004-WMC5, Class A2B2#
2,000,000	2.31	07/25/2035	2,000,000
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII#
1,786,065	2.17	03/25/2034	1,785,983
Residential Funding Mortgage Securities Series 2004-HS2, Class AII#
1,766,862	2.16	06/25/2029	1,766,768

TOTAL ASSET-BACKED SECURITIES
(Cost $23,319,880)			$23,319,373

U.S. Treasury Obligations – 3.5%

United States Treasury Principal-Only Stripped Securities•
$200,000	0.00%	05/15/2017	$112,458
3,000,000	0.00	11/15/2021	1,285,680
200,000	0.00	11/15/2022	80,858

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations – (continued)

United States Treasury Bond
$2,000,000	2.75%	08/15/2007	$1,998,760
United States Treasury Note
4,400,000	3.38	09/15/2009	4,418,128

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $7,851,761)			$7,895,884

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 93.9%
(Cost $208,776,679)			$209,112,054

Repurchase Agreement – 8.9%

Joint Repurchase Agreement Account IIΔ
$19,900,000	1.88%	11/01/2004	$19,900,000
Maturity Value: $19,903,113

TOTAL REPURCHASE AGREEMENT
(Cost $19,900,000)			$19,900,000

TOTAL INVESTMENTS – 102.8%
(Cost $228,676,679)			$229,012,054

†	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $1,133,809, which represents approximately 0.5% of net assets as of October 31, 2004.

#	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2004.

@	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

α	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate (generally +/-2.5%) principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

•	Security issued with a zero coupon. Income is recognized through the accretion of discount.

Δ	Joint repurchase agreement was entered into on October 29, 2004.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviation:
REMIC	—	Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS U.S. MORTGAGES FUND

Statement of Investments (continued)
October 31, 2004

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At October 31, 2004, the U.S. Mortgages Fund had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $19,900,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$450,000,000	1.88%	11/01/2004	$450,070,500

Banc of America Securities LLC	1,250,000,000	1.87	11/01/2004	1,250,194,793

Banc of America Securities LLC	600,000,000	1.89	11/01/2004	600,094,500

Barclays Capital LLC	1,200,000,000	1.89	11/01/2004	1,200,189,000

Bear Stearns & Co.	500,000,000	1.87	11/01/2004	500,077,916

Greenwich Capital Markets	600,000,000	1.89	11/01/2004	600,094,500

J.P. Morgan Chase & Co.	500,000,000	1.87	11/01/2004	500,077,916

Morgan Stanley & Co.	1,000,300,000	1.87	11/01/2004	1,000,455,880

Morgan Stanley & Co.	800,000,000	1.88	11/01/2004	800,125,334

UBS LLC	500,000,000	1.87	11/01/2004	500,077,916

Westdeutsche Landesbank AG	600,000,000	1.87	11/01/2004	600,093,501

TOTAL	$8,000,300,000			$8,001,551,756

At October 31, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.00%, due 01/21/2005 to 12/15/2011; Federal Home Loan Mortgage Association, 0.00% to 9.25%, due 11/15/2004 to 10/01/2034; Federal National Mortgage Association, 0.00% to 10.00%, due 11/01/2004 to 11/01/2034; Government National Mortgage Association, 6.50%, due 04/15/2033; United States Treasury Bonds, 10.38% to 12.75%, due 11/15/2010 to 11/15/2012 and United States Treasury Notes, 1.88% to 5.88%, due 11/15/2005 to 12/31/2005.

FUTURES CONTRACTS — At October 31, 2004, the following futures contracts were open as follows:

	Number of	Settlement		Unrealized
Type	Contracts Long	Month	Market Value	Gain

U.S. Treasury Bonds	80	December 2004	$9,107,500	$260,526
2 Year U.S. Treasury Notes	53	December 2004	11,223,578	1,493
5 Year U.S. Treasury Notes	146	December 2004	16,260,750	91,133
10 Year U.S. Treasury Notes	191	December 2004	21,690,438	232,252

			$58,282,266	$585,404

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Performance Summary

October 31, 2004

The following graph shows the value, as of October 31, 2004, of a $10,000 investment made on January 5, 1994 (commencement of operations) in the Institutional shares of the Goldman Sachs Core Fixed Income Fund. For comparative purposes, the performance of the Fund’s benchmark, the Lehman Brothers Aggregate Bond Index (“Lehman Aggregate Bond Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class A, Class B, Class C, and Service Shares will vary from Institutional shares due to differences in fees and loads. In addition to the investment adviser’s decisions regarding issuer/industry/country investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the portfolio.

Core Fixed Income Fund’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested January 5, 1994 to October 31, 2004.

Average Annual Total Return through October 31, 2004	Since Inception	Ten Years	Five Years	One Year

Class A (commenced May 1, 1997)
Excluding sales charges	6.93%	n/a	7.44%	6.24%
Including sales charges	6.27%	n/a	6.45%	1.42%

Class B (commenced May 1, 1997)
Excluding contingent deferred sales charges	6.15%	n/a	6.66%	5.43%
Including contingent deferred sales charges	6.15%	n/a	6.26%	0.15%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	5.86%	n/a	6.66%	5.42%
Including contingent deferred sales charges	5.86%	n/a	6.66%	4.37%

Institutional Class (commenced January 5, 1994)	6.92%	7.84%	7.87%	6.55%

Service Class (commenced March 13, 1996)	6.68%	n/a	7.35%	6.22%

 GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments

October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – 16.9%

Airlines – 0.0%
NWA Trust
$43,845	8.26%	03/10/2006	$41,379

Automotive – 1.1%
Daimler Chrysler NA
$1,000,000	7.75%	06/15/2005	$1,031,316
Ford Motor Co.
4,300,000	6.63	10/01/2028	3,878,967
2,610,000	6.38	02/01/2029	2,285,893
Ford Motor Credit Co.
1,250,000	6.88	02/01/2006	1,300,897
1,500,000	6.50	01/25/2007	1,576,213
General Motors Acceptance Corp.
4,000,000	7.75	01/19/2010	4,355,589
1,500,000	8.00	11/01/2031	1,548,075

			$15,976,950

Banks – 3.6%
ANZ Capital Trust I†
$3,500,000	5.36%	12/15/2013±	$3,558,079
Associates Corp. NA
2,000,000	8.55	07/15/2009	2,382,420
Astoria Financial Corp.
4,600,000	5.75	10/15/2012	4,861,944
Bank of America Corp.
2,000,000	7.88	05/16/2005	2,058,536
Citigroup, Inc.
2,000,000	7.25	10/01/2010	2,330,951
Citigroup, Inc.†
2,125,000	5.00	09/15/2014	2,156,760
DBS Bank Ltd.#†
4,750,000	5.00	11/15/2019	4,742,861
Fleet Boston Financial Corp.
1,000,000	6.50	03/15/2008	1,094,916
450,000	7.38	12/01/2009	519,431
Greenpoint Financial Corp.
2,750,000	3.20	06/06/2008	2,707,100
HBOS Capital Funding LP#†
6,975,000	6.07	06/30/2014±	7,491,987
MIZUHO Financial Group (Cayman)†
3,000,000	5.79	04/15/2014	3,121,647
National Australia Bank Ltd.
2,000,000	8.60	05/19/2010	2,440,384
Popular North America, Inc.
4,500,000	6.13	10/15/2006	4,757,083
Royal Bank of Scotland Group PLC
3,000,000	8.82	03/31/2005±	3,074,952
Sovereign Bancorp, Inc.#
700,000	2.10	08/25/2006	699,815
Sovereign Bank
1,100,000	5.13	03/15/2013	1,110,942
2,550,000	4.38 #	08/01/2013	2,570,447
Union Planters Bank
$75,000	5.13%	06/15/2007	$78,616
Union Planters Corp.
150,000	7.75	03/01/2011	177,706
Wells Fargo Bank NA
1,000,000	6.45	02/01/2011	1,126,140

			$53,062,717

Brokerage – 0.1%
Merrill Lynch & Co., Inc.
$1,000,000	6.00%	02/17/2009	$1,086,750

Chemicals – 0.1%
Lubrizol Corp.
$1,175,000	4.63%	10/01/2009	$1,186,511
650,000	5.50	10/01/2014	655,394

			$1,841,905

Diversified Manufacturing – 0.8%
Tyco International Group SA
$1,000,000	6.38%	02/15/2006	$1,043,950
2,000,000	5.80	08/01/2006	2,094,991
1,500,000	6.75	02/15/2011	1,697,430
5,725,000	6.38	10/15/2011	6,383,547

			$11,219,918

Electric – 0.6%
Calenergy, Inc.
$1,250,000	7.23%	09/15/2005	$1,297,138
1,500,000	7.63	10/15/2007	1,659,035
CenterPoint Energy, Inc.
550,000	7.25	09/01/2010	615,524
FirstEnergy Corp.
450,000	6.45	11/15/2011	493,054
3,200,000	7.38	11/15/2031	3,646,112
Southern California Edison Co.
750,000	6.38	01/15/2006	781,258

			$8,492,121

Entertainment – 0.2%
Time Warner Entertainment Co. LP
$2,175,000	8.38%	03/15/2023	$2,672,260

Environmental – 0.2%
Waste Management, Inc.
$2,000,000	7.38%	08/01/2010	$2,306,491

Food & Beverage – 0.1%
Tyson Foods, Inc.
$350,000	7.25%	10/01/2006	$376,004
775,000	8.25	10/01/2011	922,336

			$1,298,340

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – (continued)

Gaming – 0.6%
Harrahs Operating Co., Inc.
$2,475,000	5.50%	07/01/2010	$2,582,561
1,650,000	5.38	12/15/2013	1,667,389
MGM Mirage, Inc.
850,000	8.50	09/15/2010	977,500
Park Place Entertainment Corp.
950,000	8.50	11/15/2006	1,045,000
1,745,000	7.50	09/01/2009	1,976,212

			$8,248,662

Health Care – 0.3%
Anthem Insurance Cos., Inc.†
$350,000	9.13%	04/01/2010	$428,046
HCA, Inc.
3,325,000	6.95	05/01/2012	3,505,907
400,000	6.30	10/01/2012	404,893

			$4,338,846

Life Insurance – 0.4%
Assurant, Inc.
$2,250,000	6.75%	02/15/2034	$2,371,234
Hartford Life, Inc.
200,000	7.10	06/15/2007	217,227
Principal Financial Group Australia†
2,750,000	8.20	08/15/2009	3,228,440
Reinsurance Group of America, Inc.
550,000	6.75	12/15/2011	618,798

			$6,435,699

Media-Cable – 1.2%
AT&T Broadband Corp.
$3,000,000	8.38%	03/15/2013	$3,679,740
1,975,000	9.46	11/15/2022	2,701,242
Comcast Cable Communications, Inc.
2,250,000	6.38	01/30/2006	2,345,227
550,000	8.38	05/01/2007	615,158
Cox Communications, Inc.
825,000	7.75	08/15/2006	889,088
Cox Enterprises, Inc.†
2,825,000	4.38	05/01/2008	2,801,683
Lenfest Communications, Inc.
2,000,000	8.38	11/01/2005	2,109,113
Rogers Cable, Inc.
2,500,000	5.50	03/15/2014	2,322,600

			$17,463,851

Media-Non Cable – 0.5%
Chancellor Media Corp. LA
$6,025,000	8.00%	11/01/2008	$6,822,710
R. R. Donnelley & Sons Co.
1,000,000	6.70	07/05/2005	1,023,888

			$7,846,598

Non Captive – 0.3%
American General Finance Corp.
$2,000,000	6.10%	05/22/2006	$2,100,864
250,000	5.75	03/15/2007	264,310
200,000	2.75	06/15/2008	194,004
Household Finance Corp.
2,000,000	7.88	03/01/2007	2,211,696

			$4,770,874

Paper – 0.1%
Weyerhaeuser Co.
$1,150,000	6.00%	08/01/2006	$1,209,115

Pipelines – 0.7%
CenterPoint Energy Resources Corp.
$100,000	7.88%	04/01/2013	$119,546
6,250,000	5.95	01/15/2014	6,645,606
Enterprise Products Operating LP†
1,350,000	4.00	10/15/2007	1,360,632
1,200,000	4.63	10/15/2009	1,212,365
225,000	5.60	10/15/2014	229,280
Panhandle Eastern Pipeline
1,350,000	4.80	08/15/2008	1,383,234

			$10,950,663

Property/ Casualty Insurance – 2.1%
Ace Ina Holdings, Inc.
$350,000	8.30%	08/15/2006	$379,869
Ace Ltd.
6,575,000	6.00	04/01/2007	6,941,189
Arch Capital Group Ltd.
3,200,000	7.35	05/01/2034	3,301,546
CNA Financial Corp.
500,000	6.50	04/15/2005	507,439
1,375,000	6.75	11/15/2006	1,453,210
98,000	6.60	12/15/2008	105,437
Endurance Specialty Holdings
2,425,000	7.00	07/15/2034	2,397,175
Hartford Financial Services Group, Inc.
2,000,000	7.90	06/15/2010	2,331,791
Liberty Mutual Group†
1,550,000	5.75	03/15/2014	1,519,155
525,000	7.00	03/15/2034	528,866
QBE Insurance Group Ltd.#†
3,400,000	5.65	07/01/2023	3,369,454
SAFECO Corp.
5,000,000	6.88	07/15/2007	5,441,800
Zurich Capital Trust I†
2,500,000	8.38	06/01/2037	2,834,320

			$31,111,251

Railroads – 0.2%
CSX Corp.
$2,000,000	6.40%	06/15/2009	$2,220,750

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)
October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – (continued)

REITs – 0.7%
EOP Operating LP
$1,500,000	7.75%	11/15/2007	$1,674,328
First Industrial LP
800,000	5.25	06/15/2009	826,936
iStar Financial, Inc.
3,275,000	5.70	03/01/2014	3,355,584
Liberty Property LP
1,100,000	7.25	03/15/2011	1,251,060
Simon Property Group LP
200,000	7.38	01/20/2006	210,855
1,500,000	6.38	11/15/2007	1,620,469
750,000	7.00	06/15/2008	824,280

			$9,763,512

Telecommunications Non-Wirelines – 0.2%
SBC Communications, Inc.
$3,600,000	4.13%	09/15/2009	$3,617,996

Tobacco – 0.3%
Altria Group, Inc.
$1,500,000	7.00%	07/15/2005	$1,536,774
900,000	5.63	11/04/2008	924,459
Philip Morris Companies, Inc.
2,550,000	6.95	06/01/2006	2,669,980

			$5,131,213

Wireless Telecommunications – 1.0%
America Movil SA de CV†
$5,050,000	4.13%	03/01/2009	$4,968,139
AT&T Wireless Services, Inc.
1,000,000	7.50	05/01/2007	1,101,200
1,750,000	7.88	03/01/2011	2,088,421
Telecom Italia Capital†
4,725,000	4.95	09/30/2014	4,700,244
Telefonica Europe BV
1,000,000	7.35	09/15/2005	1,040,929

			$13,898,933

Wirelines Telecommunications – 1.5%
Deutsche Telekom International Finance BV#
$600,000	7.75%	06/15/2005	$620,570
4,450,000	8.25	06/15/2030	5,867,318
France Telecom SA#
3,000,000	7.75	03/01/2011	3,609,282
Qwest Capital Funding, Inc.
1,250,000	7.75	08/15/2006	1,284,375
500,000	7.90	08/15/2010	483,750
Sprint Capital Corp.
800,000	6.00	01/15/2007	846,022
2,000,000	6.13	11/15/2008	2,166,298
575,000	6.88	11/15/2028	620,742
Telefonos de Mexico SA de CV
3,750,000	8.25	01/26/2006	3,986,100
TPSA Finance BV†
2,200,000	7.75	12/10/2008	2,461,505

			$21,945,962

TOTAL CORPORATE BONDS
(Cost $237,440,874)			$246,952,756

Emerging Market Debt – 0.5%

Pemex Finance Ltd.
$550,000	8.02%	05/15/2007	$580,168
700,000	9.15	11/15/2018	862,859
Russian Federation#
4,020,000	5.00	03/31/2030	4,025,025
United Mexican States
976,000	8.30	08/15/2031	1,127,280
512,000	7.50	04/08/2033	545,792

TOTAL EMERGING MARKET DEBT
(Cost $6,701,150)			$7,141,124

Mortgage-Backed Obligations – 26.4%

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC) # – 0.3%
$4,700,000	6.50%	11/01/2004	$4,955,036

Adjustable Rate Federal National Mortgage Association (FNMA) # – 0.5%
$1,312,529	7.04%	08/01/2015	$1,543,809
172,762	4.49	03/01/2033	176,416
5,911,329	4.53	07/01/2036	6,055,229

			$7,775,454

Adjustable Rate Non-Agency# – 6.1%
Bank of America Mortgage Securities, Inc. Series 2002-H, Class 1A2
$1,143,284	5.02%	08/25/2032	$1,159,331
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
880,306	4.15	08/25/2033	877,938
Countrywide Home Loans Series 2003-37, Class 1A1
513,167	3.98	11/01/2004	509,095
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
569,449	5.10	03/25/2033	576,406
CS First Boston Mortgage Securities Corp. Series 2004-AR1, Class 6A1
3,468,321	2.36	02/25/2034	3,472,517
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
4,896,693	2.31	10/25/2034	4,896,693
MLCC Mortgage Investors, Inc. Series 2003-A, Class 2A1
6,503,518	2.32	03/25/2028	6,519,510
MLCC Mortgage Investors, Inc. Series 2003-A, Class 2A2
2,268,669	2.36	03/25/2028	2,273,426

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Adjustable Rate Non-Agency# – (continued)
MLCC Mortgage Investors, Inc. Series 2003-C, Class 1A
$4,784,883	2.26%	06/25/2028	$4,796,708
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
20,916,625	2.45	11/25/2029	20,926,894
Sequoia Mortgage Trust Series 2004-8, Class A2
13,893,418	2.53	10/20/2034	13,925,591
Sequoia Mortgage Trust Series 2004-9, Class A2
6,882,953	2.35	09/20/2034	6,890,212
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
11,095,441	4.52	12/25/2033	11,216,714
Structured Asset Securities Corp. Series 2003-40A, Class 3A1
9,155,025	4.62	01/25/2034	9,312,892
Washington Mutual Series 2002-AR19, Class A7
1,971,482	4.68	02/25/2033	2,004,252

			$89,358,179

Commercial Mortgage-Backed Securities (CMBS) – 2.1%
Interest Only@ – 0.2%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2001- TOP2, Class X2#†
$38,000,000	1.14%	02/15/2035	$1,480,681
CS First Boston Mortgage Securities Corp. Series 2002-CKS4, Class ASP#†
29,838,133	1.68	11/15/2036	1,912,317

			$3,392,998

Sequential Fixed Rate CMBS – 1.9%
Asset Securitization Corp. Series 1997-D4, Class A1D
$867,715	7.49%	04/14/2029	$941,252
Commercial Mortgage Acceptance Corp. Series 1997-ML1, Class A3
2,800,000	6.57	12/15/2030	2,982,060
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
10,000,000	6.55	01/17/2035	10,779,381
First Union-Lehman Brothers Commercial Mortgage Services Series 1997-C1, Class A3
4,233,337	7.38	04/18/2029	4,569,490
Merrill Lynch Mortgage Investors, Inc. Series 1998-C2, Class A2
3,104,414	6.39	02/15/2030	3,313,104
Merrill Lynch Mortgage Investors, Inc. Series 1999-C1, Class A2
4,500,000	7.56	11/15/2031	5,119,728

			$27,705,015

TOTAL CMBS			$31,098,013

Federal Home Loan Mortgage Corp. (FHLMC) – 7.9%
$63,584	5.50%	07/01/2013	$65,927
416,419	5.50	12/01/2013	431,759
5,008,194	6.50	12/01/2013	5,293,374
136,230	5.50	02/01/2014	141,208
49,910	5.50	06/01/2014	51,733
120,613	5.50	09/01/2014	125,020
8,276	7.00	10/01/2014	8,762
3,354,852	6.00	12/01/2014	3,498,473
78,129	7.00	05/01/2015	82,715
229,900	8.00	07/01/2015	244,610
21,929	7.00	02/01/2016	23,216
102,023	7.00	03/01/2016	108,014
1,494,661	7.50	05/01/2016	1,587,536
7,991	7.00	10/01/2017	8,542
147,006	7.00	06/01/2026	156,508
111,581	7.50	03/01/2027	119,840
37,267	6.50	11/01/2027	39,232
82,753	6.50	10/01/2028	87,075
43,161	6.50	06/01/2029	45,371
50,072	6.50	07/01/2029	52,636
585,039	6.50	09/01/2029	615,594
36,926	6.50	01/01/2030	38,817
48,873	6.50	02/01/2030	51,385
28,336	6.50	03/01/2030	29,793
39,161	6.50	08/01/2030	41,174
1,771,901	6.50	09/01/2030	1,862,650
55,912	6.50	11/01/2030	58,787
61,910	6.50	12/01/2030	65,094
100,602	7.50	12/01/2030	107,855
88,873	7.50	01/01/2031	95,281
51,026	6.50	02/01/2031	53,613
945,937	6.50	05/01/2031	994,571
2,489,231	6.50	06/01/2031	2,615,474
892,473	6.50	08/01/2031	937,735
76,988	6.50	09/01/2031	80,893
4,007,924	6.50	11/01/2031	4,211,188
1,266,221	6.50	12/01/2031	1,330,439
7,450,555	6.50	02/01/2032	7,828,415
163,310	6.50	03/01/2032	171,605
37,149	6.50	04/01/2032	39,036
6,336,980	6.50	07/01/2032	6,658,880
6,403,469	6.50	08/01/2032	6,728,746
10,885,276	6.50	09/01/2032	11,438,216
1,771,885	6.50	04/01/2033	1,861,892
789,585	6.50	06/01/2033	829,745
2,884,858	6.50	08/01/2033	3,031,401
798,497	6.50	10/01/2033	839,110
1,910,864	6.50	11/01/2033	2,008,054
27,799,586	6.50	12/01/2033	29,213,521
959,306	6.50	01/01/2034	1,008,098
782,909	6.50	03/01/2034	822,730
61,191	6.50	05/01/2034	64,275
42,413	6.50	06/01/2034	44,551
183,939	6.50	07/01/2034	193,211
14,775,490	6.50	08/01/2034	15,520,254
796,082	6.50	09/01/2034	836,209

			$114,499,843

Federal National Mortgage Association (FNMA) – 5.4%
$5,031,529	6.39%	08/01/2013	$5,486,080
644,531	8.50	10/01/2015	694,865
27,670	7.00	01/01/2016	29,301
200,699	6.00	08/01/2018	209,064
1,322,341	6.50	06/01/2019	1,396,947

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)
October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Federal National Mortgage Association – (continued)
$18,284	6.50%	04/01/2028	$19,299
2,901,886	6.46	12/01/2028	3,361,439
27,359	7.50	03/01/2029	29,272
76,146	7.50	08/01/2029	81,435
10,140	7.50	09/01/2029	10,844
4,589	7.50	11/01/2029	4,908
69,353	6.50	12/01/2030	72,887
287,218	7.50	12/01/2030	307,009
192,293	8.00	01/01/2031	207,171
137,821	8.00	02/01/2031	148,606
2,098,858	7.00	03/01/2031	2,226,814
842,873	6.50	09/01/2031	887,927
1,163,890	6.50	10/01/2031	1,226,157
2,548,344	6.50	11/01/2031	2,684,797
4,919,003	6.50	01/01/2032	5,182,856
1,751,625	6.50	02/01/2032	1,840,908
26,467	6.50	03/01/2032	27,816
5,505,199	6.50	04/01/2032	5,785,777
7,809,733	6.50	06/01/2032	8,207,764
1,997,706	6.50	07/01/2032	2,099,520
883,130	7.00	07/01/2032	936,348
11,777,224	6.50	08/01/2032	12,377,218
287,285	6.50	01/01/2033	301,916
25,982	6.50	09/01/2033	27,295
2,999,992	6.50	12/01/2029	3,158,565
18,585,758	6.50	12/01/2031	19,540,192

			$78,570,997

Government National Mortgage Association (GNMA) – 0.0%
$102,207	6.50%	01/15/2028	$108,143
57,966	6.50	02/15/2028	61,333
46,467	6.50	03/15/2028	49,167

			$218,643

Collateralized Mortgage Obligations (CMOs) – 4.1% Interest Only@ – 0.3%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
$8,479,626	5.50%	04/25/2033	$722,816
Countrywide Funding Corp. Series 2003-42, Class X1#
5,522,548	0.39	10/25/2033	36,169
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
1,489,803	5.50	04/25/2033	104,177
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
1,180,230	5.75	05/25/2033	83,902
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
1,306,090	5.50	06/25/2033	87,457
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X#
6,941,308	0.98	11/25/2032	40,140
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X#
7,911,305	0.60	08/25/2033	65,028
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X#
7,543,362	0.78	07/25/2033	88,733
FHLMC Series 2542, Class NU
835,225	5.50	05/15/2022	135,648
FNMA Series 2003-36, Class IO
5,821,089	5.50	12/25/2031	714,000
FNMA Series 2003-46, Class PI
11,240,570	5.50	11/25/2027	1,339,708
GNMA REMIC Trust Series 2002-79, Class IP
296,859	6.00	06/20/2028	6,037
Washington Mutual Series 2003-AR04, Class X1#
9,180,986	1.18	01/25/2008	165,350
Washington Mutual Series 2003-AR05, Class X1#
24,837,892	0.76	02/25/2008	275,271
Washington Mutual Series 2003-AR06, Class X2
18,810,720	0.37	05/25/2008	90,668
Washington Mutual Series 2003-AR07, Class X#
30,325,247	0.96	06/25/2008	312,957
Washington Mutual Series 2003-AR12, Class X#
21,334,429	0.52	02/25/2034	116,157
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, Class AI0#
18,968,888	0.78	06/25/2033	243,940

			$4,628,158

Inverse Floater# – 0.5%
FHLMC Series 1544, Class M
$150,729	16.09%	07/15/2008	$168,386
FNMA Series 1993-072, Class SA
67,659	16.98	05/25/2008	76,609
FNMA Series 1993-093, Class SA
106,860	18.66	05/25/2008	123,005
FNMA Series 1993-095, Class SE
82,391	20.06	06/25/2008	98,345
FNMA Series 1993-135, Class S
121,574	13.00	07/25/2008	133,238
FNMA Series 1993-175, Class SA
655,060	13.37	09/25/2008	720,347
GNMA Series 2001-48, Class SA
394,771	20.35	10/16/2031	489,909
GNMA Series 2001-51, Class SA
767,322	24.32	10/16/2031	972,572
GNMA Series 2001-51, Class SB
792,988	20.35	10/16/2031	960,110
GNMA Series 2001-59, Class SA
137,976	20.19	11/16/2024	170,477

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Inverse Floater# – (continued)
GNMA Series 2001-62, Class SB
$165,530	19.86%	11/16/2027	$200,084
GNMA Series 2002-11, Class SA
414,387	28.75	02/16/2032	580,349
GNMA Series 2002-13, Class SB
967,142	28.75	02/16/2032	1,358,473
Morgan Stanley Mortgage Trust Series 40, Class 16
860,945	10.34	01/20/2022	898,317

			$6,950,221

IOette@# – 0.0%
FNMA Series 1992-24, Class N
$1,388	789.00%	03/25/2007	$10,430

Planned Amortization Class (PAC) CMOs – 1.7%
FNMA Series 1993-078, Class H
$1,566,080	6.50%	06/25/2008	$1,628,051
FNMA Series 1993-201, Class K
5,211,375	6.50	01/25/2023	5,253,834
FNMA Series 1999-1, Class PG
10,309,112	6.50	04/25/2028	10,483,152
FNMA Series 1999-51, Class LG
1,728,339	6.50	12/25/2028	1,746,741
FNMA Series 2001-48, Class PD
1,000,000	6.50	06/25/2020	1,027,889
FNMA Series 2001-57, Class PC
2,695,159	6.50	09/25/2030	2,712,589
GNMA Series 2001-60, Class PK
515,789	6.00	09/20/2028	515,763
GNMA Series 2002-1, Class PB
624,365	6.00	02/20/2029	626,486
GNMA Series 2002-3, Class LE
826,153	6.50	08/20/2030	829,934

			$24,824,439

Planned Amortization – Interest Only@ – 0.0%
FNMA Series 1993-11, Class M
$117,006	7.50%	02/25/2008	$5,753

Regular Floater CMOs# – 0.2%
FHLMC Series 1537, Class F
$748,173	2.93%	06/15/2008	$747,343
FNMA REMIC Trust Series 1993-175, Class FA
1,414,930	3.38	09/25/2008	1,424,308
FNMA REMIC Trust Series 1993-M1, Class A
20,057	6.00	04/25/2020	20,057

			2,191,708

Sequential Fixed Rate CMOs – 1.4%
Bank of America Mortgage Securities, Inc. Series 2002-9, Class 3A1
$207,399	6.00%	10/25/2017	$209,593
FHLMC Series 2145, Class KA
86,774	6.35	09/15/2026	86,870
FHLMC Series 2367, Class BC
3,204,581	6.00	04/15/2016	3,261,566
FNMASeries 2001-M2, Class C
5,850,834	6.30	09/25/2015	6,398,289
FNMA Series 2002-63, Class KB
3,440,430	4.75	02/25/2014	3,463,407
Residential Accredit Loans, Inc. Series 1998-QS14, Class A6
1,935,193	6.75	10/25/2028	1,932,492
Residential Accredit Loans, Inc. Series 2001-QS4, Class A4
5,082,284	7.00	04/25/2031	5,075,256

			$20,427,473

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(CMOS)			$59,038,182

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $381,649,159)			$385,514,347

Agency Debentures – 9.9%

Federal Home Loan Bank
$3,500,000	5.74%	02/25/2005	$3,540,285
2,000,000	2.38	02/15/2006	1,995,690
10,000,000	2.75	05/15/2006	10,017,987
5,000,000	5.38	05/15/2009	5,363,189
Federal Home Loan Mortgage Corp.
1,000,000	1.88	01/15/2005	999,598
27,000,000	6.63	09/15/2009	30,595,671
28,000,000	7.00	03/15/2010	32,414,265
2,000,000	6.88	09/15/2010	2,315,111
Federal National Mortgage Association
2,500,000	3.88	03/15/2005	2,517,320
100,000	6.00	12/15/2005	103,864
4,800,000	2.10	04/19/2006	4,764,422
10,000,000	3.01	06/02/2006	10,014,585
6,000,000	3.88	12/01/2008	6,008,274
15,000,000	6.63	09/15/2009	16,981,491
12,800,000	7.25	01/15/2010	14,917,621
Small Business Administration
1,322,084	6.30	06/01/2018	1,415,129

TOTAL AGENCY DEBENTURES
(Cost $142,191,786)			$143,964,502

Asset-Backed Securities – 11.3%

Home Equity – 10.6%
Aames Mortgage Trust Series 2000-2, Class A6F#
$816,990	7.18%	11/25/2028	$851,308
Amortizing Residential Collateral Trust Series 2002-BC1M, Class A#
3,604,085	2.21	01/01/2032	3,599,580
Amortizing Residential Collateral Trust Series 2002-BC3M, Class A#
636,162	2.20	06/25/2032	636,926
AQ Finance NIM Trust Series 2003-N6#†
1,489,232	2.23	05/25/2010	1,489,106

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE FIXED INCOME FUND

Statement of Investments (continued)
October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities – (continued)

Home Equity – (continued)
Citigroup Mortgage Loan Trust, Inc.
$11,785,278	2.29%	10/25/2034	$11,787,564
ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7#
145,941	6.47	12/25/2013	148,717
Countrywide Home Equity Loan Trust Series 2003-A, Class A
25,534,887	2.22	03/15/2029	25,549,595
Countrywide Home Equity Loan Trust Series 2004-7, Class 2AV2
7,000,000	2.28	05/25/2033	7,005,250
Countrywide Home Equity Loan Trust Series 2002-E, Class A#
8,671,416	2.13	10/15/2028	8,668,710
Countrywide Home Equity Loan Trust Series 2003-D, Class A#
13,748,011	2.13	06/15/2029	13,712,959
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A#
13,445,744	2.09	12/15/2029	13,418,432
Countrywide Home Equity Loan Trust Series 2004-I, Class A#
25,000,000	2.13	02/15/2034	25,007,813
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A#
17,000,000	2.15	02/15/2034	17,013,277
HFC Home Equity Loan Asset Backed Certificates Series 2002-2, Class A#
3,778,273	2.21	04/20/2032	3,780,694
HFC Home Equity Loan Asset Backed Certificates Series 2002-3, Class A#
4,307,628	2.36	07/20/2032	4,309,324
Household Home Equity Loan Trust Series 2003-1, Class A#
5,869,386	2.26	10/20/2032	5,875,222
Impac CMB Trust Series 2004-8, Class 1A#
8,465,952	2.29	10/25/2034	8,472,301
Indy Mac Home Equity ABS, Inc. Series 2002-B, Class AV#
1,463,277	2.38	10/25/2033	1,464,419
Long Beach Asset Holdings Corp. Series 2003-3, Class N1†
199,282	7.26	07/25/2033	200,697
Novastar NIM Trust Series 2003 N-1†
206,033	7.39	09/28/2033	205,956
Saxon Asset Securities Trust Series 2003-1, Class AV2#
729,116	2.25	06/25/2033	729,685

			$153,927,535

Manufactured Housing – 0.2%
Mid-State Trust Series 4, Class A
$3,045,669	8.33%	04/01/2030	$3,365,465

Utilities – 0.5%
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A5
$6,150,000	7.03%	03/15/2012	$6,992,119

TOTAL ASSET-BACKED SECURITIES
(Cost $163,796,086)			$164,285,119

U.S. Treasury Obligations – 16.9%

United States Treasury Interest-Only Stripped Securities@
$28,000,000	0.00%	02/15/2012	$21,125,999
17,750,000	0.00	05/15/2012	13,216,827
46,700,000	0.00	05/15/2014	31,205,874
20,000,000	0.00	05/15/2017	11,194,999
11,600,000	0.00	05/15/2023	4,536,876
United States Treasury Principal-Only Stripped Securities•
300,000	0.00	11/15/2004	299,775
43,700,000	0.00	05/15/2017	24,572,073
560,000	0.00	05/15/2018	296,290
4,800,000	0.00 ^	05/15/2020	2,248,608
7,000,000	0.00	08/15/2020	3,231,200
71,300,000	0.00	11/15/2021	30,556,327
4,900,000	0.00	02/15/2025	1,750,868
6,800,000	0.00	08/15/2025	2,368,644
250,000	0.00	08/15/2027	78,308
United States Treasury Bonds
2,200,000	8.50	02/15/2020	3,143,360
1,900,000	7.13	02/15/2023	2,448,340
4,550,000	6.88 ^	08/15/2025	5,779,273
United States Treasury Notes
1,600,000	7.88	11/15/2004	1,603,616
150,000	7.00	07/15/2006	161,306
38,300,000	2.50	10/31/2006	38,252,125
1,000,000	6.63	05/15/2007	1,095,700
22,300,000	2.75	08/15/2007	22,286,175
2,500,000	6.13	08/15/2007	2,723,828
10,700,000	3.50	08/15/2009	10,810,852
12,300,000	3.38	09/15/2009	12,350,676

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $239,981,254)			$247,337,919

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 81.9%
(Cost $1,171,760,309)			$1,195,195,767

Repurchase Agreement – 18.0%

Joint Repurchase Agreement Account IIΔ
$263,000,000	1.88%	11/01/2004	$263,000,000
Maturity Value: $263,041,138

TOTAL REPURCHASE AGREEMENT
(Cost $263,000,000)			$263,000,000

TOTAL INVESTMENTS – 99.9%
(Cost $1,434,760,309)			$1,458,195,767

†	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $56,002,220, which represents approximately 3.8% of net assets as of October 31, 2004.

#	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2004.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

@	Represents security with notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate due to the amortization of related premiums or accretion of discounts.

^	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

±	Perpetual Maturity. Maturity date presented represents the next call date.

•	Security issued with a zero coupon. Income is recognized through the accretion of discount.

Δ	Joint repurchase agreement was entered into on October 29, 2004.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Investment Abbreviations:
REMIC	—	Real Estate Mortgage Investment Conduit
REIT	—	Real Estate Investment Trust

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At October 31, 2004, the Core Fixed Income Fund had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $263,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$450,000,000	1.88%	11/01/2004	$450,070,500

Banc of America Securities LLC	1,250,000,000	1.87	11/01/2004	1,250,194,793

Banc of America Securities LLC	600,000,000	1.89	11/01/2004	600,094,500

Barclays Capital LLC	1,200,000,000	1.89	11/01/2004	1,200,189,000

Bear Stearns & Co.	500,000,000	1.87	11/01/2004	500,077,916

Greenwich Capital Markets	600,000,000	1.89	11/01/2004	600,094,500

J.P. Morgan Chase & Co.	500,000,000	1.87	11/01/2004	500,077,916

Morgan Stanley & Co.	1,000,300,000	1.87	11/01/2004	1,000,455,880

Morgan Stanley & Co.	800,000,000	1.88	11/01/2004	800,125,334

UBS LLC	500,000,000	1.87	11/01/2004	500,077,916

Westdeutsche Landesbank AG	600,000,000	1.87	11/01/2004	600,093,501

TOTAL	$8,000,300,000			$8,001,551,756

At October 31, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.00%, due 01/21/2005 to 12/15/2011; Federal Home Loan Mortgage Association, 0.00% to 9.25%, due 11/15/2004 to 10/01/2034; Federal National Mortgage Association, 0.00% to 10.00%, due 11/01/2004 to 11/01/2034; Government National Mortgage Association, 6.50%, due 04/15/2033; United States Treasury Bonds, 10.38% to 12.75%, due 11/15/2010 to 11/15/2012; and United States Treasury Notes, 1.88% to 5.88%, due 11/15/2005 to 12/31/2005.

The accompanying notes are an integral part of these financial statements.

Statement of Investments (continued)
October 31, 2004

 GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At October 31, 2004, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

Eurodollars	591	December 2004	$144,314,812	$(149,932)
Eurodollars	136	March 2005	33,139,800	(612)
Eurodollars	194	June 2005	47,188,075	16,490
Eurodollars	116	September 2005	28,164,800	30,905
Eurodollars	(17)	December 2005	(4,118,887)	(35,670)
Eurodollars	(13)	March 2006	(3,144,050)	(28,644)
Eurodollars	63	June 2006	15,210,563	71,215
Eurodollars	58	September 2006	13,981,625	60,715
Eurodollars	50	December 2006	12,035,000	39,180
Eurodollars	50	March 2007	12,019,375	41,482
Eurodollars	40	June 2007	9,603,000	35,766
10 Year German Republic Bonds	660	December 2004	98,389,546	1,347,234
U.S. Treasury Bonds	583	December 2004	66,370,906	1,973,203
2 Year U.S. Treasury Notes	450	December 2004	95,294,532	223,325
10 Year U.S. Treasury Notes	(400)	December 2004	(45,425,000)	(460,759)

			$523,024,097	$3,163,898

SWAP CONTRACTS — At October 31, 2004, the Core Fixed Income Fund had outstanding swap contracts with the following terms:

				Rate Type

		Notional		Payments	Payments
	Swap	Amount	Termination	received by	made by	Unrealized
Swap Type	Counterparty	(000s)	Date	the Fund	the Fund	Gain

Interest Rate	Banc of America Securities LLC	$100,000	10/14/2008	3.51%	3 month LIBOR Floating	$203,153
Total Return Index Swap	Banc of America Securities LLC	15,000	01/24/2005	CMBS AAA 10 yr Index + 0.62%	N/A	5,168
Total Return Index Swap	Banc of America Securities LLC	15,000	01/20/2005	CMBS AAA 10 yr Index + 0.70%	N/A	6,202

Total						$214,523

LIBOR — London Interbank Offered Rate

CMBS — Commercial Mortgage-Backed Securities

N/A — Not Applicable. The Fund does not make periodic payments in accordance with the swap contract.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Performance Summary

October 31, 2004

The following graph shows the value, as of October 31, 2004, of a $10,000 investment made on November 3, 2003 (commencement of operations) in the Separate Account Institutional Shares of the Goldman Sachs Investment Grade Credit Fund. For comparative purposes, the performance of the Fund’s benchmarks, the Lehman Brothers U.S. Credit Index (“Lehman US Credit Index”) is shown. This performance data represents past performance and should not be considered indicative of future performance, which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class A and Institutional Shares will vary from Separate Account Institutional Shares due to differences in fees and loads. In addition to the investment adviser’s decisions regarding issuer/ industry investment selection and allocation, other factors may affect portfolio performance. These factors include, but are not limited to, portfolio operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the portfolio.

Investment Grade Credit Fund’s Lifetime Performance

Performance of a $10,000 Investment, Distributions Reinvested November 3, 2003 to October 31, 2004.

Cumulative Total Return through October 31, 2004	Since Inception(a)

Class A (commenced November 3, 2003)
Excluding sales charges	7.00%
Including sales charge	2.20%

Institutional Class (commenced November 3, 2003)	7.57%

Separate Account Institutional Class (commenced November 3, 2003)	7.52%

(a)	Not annualized.

 GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments

October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date		Value
Corporate Bonds – 93.6%

Aerospace/ Defense – 0.6%
Bombardier Capital, Inc.†
$450,000	6.13%	06/29/2006		$445,500

Automotive – 3.9%
DaimlerChrysler NA Holding Corp.
$230,000	2.34%	09/10/2007#		$230,151
400,000	6.50	11/15/2013		434,786
Ford Motor Co.
325,000	6.63	10/01/2028		293,178
250,000	6.38	02/01/2029		218,955
450,000	7.45	07/16/2031		438,152
Ford Motor Credit Co.
100,000	6.88	02/01/2006		104,072
500,000	6.38	11/05/2008		527,045
General Motors Acceptance Corp.
500,000	6.88	09/15/2011		519,528
50,000	8.00	11/01/2031		51,603

				$2,817,470

Banks – 21.0%
ANZ Capital Trust I†
$275,000	4.48%	01/15/2010±		$277,765
675,000	5.36	12/15/2013±		686,201
Astoria Financial Corp.
125,000	5.75	10/15/2012		132,118
Bank of America Corp.
175,000	7.50	09/15/2006		189,555
250,000	7.40	01/15/2011		293,023
Bank One Corp.
250,000	6.38	01/30/2009		274,823
Bank United Corp.
200,000	8.88	05/01/2007		224,602
Citicorp
250,000	6.75	10/15/2007		274,374
Citigroup, Inc.†
913,000	5.00	09/15/2014		926,646
Credit Suisse First Boston London#†
100,000	7.90	05/01/2007±		110,272
Credit Suisse First Boston USA, Inc.
400,000	4.70	06/01/2009		413,803
250,000	6.13	11/15/2011		275,105
Danske Bank A/ S#†
300,000	7.40	06/15/2010		329,627
Development Bank of Singapore Ltd.#†
900,000	5.00	11/15/2014		898,647
Fleet Boston Financial Corp.
260,000	6.50	03/15/2008		284,678
200,000	7.38	12/01/2009		230,859
ForeningSparbanken AB (Swedbank)#†
500,000	7.50	11/01/2006	±	540,575
Greenpoint Bank
100,000	9.25	10/01/2010		125,381
Greenpoint Financial Corp.
550,000	3.20	06/06/2008		541,420
HBOS Capital Funding LP#†
650,000	6.07	06/30/2014	±	698,178
HSBC Capital Funding LP#†
875,000	4.61	06/27/2013±		847,637
HSBC USA, Inc.
250,000	6.63	03/01/2009		276,008
J.P. Morgan Chase & Co.
425,000	6.38	04/01/2008		463,006
400,000	6.63	03/15/2012		452,069
MIZUHO Financial Group (Cayman)†
925,000	5.79	04/15/2014		962,508
PNC Funding Corp.
125,000	6.88	07/15/2007		137,232
400,000	6.13	02/15/2009		435,464
Popular N.A. Capital Trust I
300,000	6.56	09/15/2034		309,260
Popular North America, Inc.
156,000	6.13	10/15/2006		164,912
370,000	4.25	04/01/2008		377,544
150,000	3.88	10/01/2008		150,455
Republic New York Corp.
69,000	5.88	10/15/2008		74,289
Royal Bank of Scotland Group PLC
200,000	8.82	03/31/2005±		204,997
250,000	7.38 #	04/01/2006±		264,632
400,000	9.12	03/31/2010±		492,308
Sovereign Bank
307,876	10.20 †	06/30/2005		315,444
550,000	5.13	03/15/2013		555,471
430,000	4.38 #	08/01/2013		433,448
Union Planters Bank
125,000	5.13	06/15/2007		131,026
Union Planters Corp.
160,000	7.75	03/01/2011		189,553
Washington Mutual Bank FA
50,000	6.88	06/15/2011		56,801
Washington Mutual, Inc.
175,000	4.00	01/15/2009		175,865

				$15,197,581

Brokerage – 1.9%
Bear Stearns Co., Inc.
$175,000	5.70%	01/15/2007		$184,686
Lehman Brothers Holdings, Inc.
450,000	3.95	11/10/2009		450,390
150,000	7.88	08/15/2010		178,109
Morgan Stanley
550,000	5.30	03/01/2013		569,915

				$1,383,100

Chemicals – 0.7%
Lubrizol Corp.
$425,000	4.63%	10/01/2009		$429,164
75,000	5.50	10/01/2014		75,622

				$504,786

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – (continued)

Consumer Cyclical Services – 0.4%
Cendant Corp.
$250,000	6.25%	01/15/2008	$269,948

Diversified Manufacturing – 1.8%
Tyco International Group Participation Certificate†
$250,000	4.44%	06/15/2007	$256,440
Tyco International Group SA
125,000	5.80	08/01/2006	130,937
800,000	6.38	10/15/2011	892,024

			$1,279,401

Electric – 5.1%
Calenergy, Inc.
$425,000	7.63%	10/15/2007	$470,060
280,000	7.52	09/15/2008	314,582
CE Electric UK Funding Co.†
150,000	6.85	12/30/2004	150,766
Centerpoint Energy, Inc.
100,000	5.88	06/01/2008	105,303
350,000	7.25	09/01/2010	391,697
FirstEnergy Corp.
175,000	5.50	11/15/2006	182,092
50,000	6.45	11/15/2011	54,784
1,150,000	7.38	11/15/2031	1,310,322
MidAmerican Energy Holdings Co.
125,000	7.23	09/15/2005	129,714
150,000	5.88	10/01/2012	160,233
Southern California Edison Co.
400,000	6.38	01/15/2006	416,671

			$3,686,224

Entertainment – 0.9%
Time Warner Entertainment Co. LP
$325,000	7.25%	09/01/2008	$362,533
250,000	8.38	03/15/2023	307,156

			$669,689

Environmental – 1.2%
Waste Management, Inc.
$775,000	7.38%	08/01/2010	$893,765

Food & Beverage – 1.7%
Cargill, Inc.†
$300,000	3.63%	03/04/2009	$298,857
Nabisco, Inc.
125,000	7.05	07/15/2007	136,478
Tyson Foods, Inc.
620,000	7.25	10/01/2006	666,065
125,000	8.25	10/01/2011	148,764

			$1,250,164

Food & Drug Retail – 0.4%
Kroger Co.
$250,000	7.45%	03/01/2008	$279,652

Gaming – 2.1%
Harrahs Operating Co., Inc.
$100,000	7.13%	06/01/2007	$108,097
950,000	7.50	01/15/2009	1,066,108
200,000	5.50	07/01/2010	208,692
125,000	5.38	12/15/2013	126,317

			$1,509,214

Health Care – 1.6%
Anthem, Inc.
$275,000	4.88%	08/01/2005	$278,200
HCA, Inc.
700,000	5.25	11/06/2008	705,272
200,000	6.30	10/01/2012	202,446

			$1,185,918

Integrated – 1.8%
Amerada Hess Corp.
$500,000	5.90%	08/15/2006	$520,263
700,000	7.13	03/15/2033	774,817

			$1,295,080

Life Insurance – 3.0%
Assurant, Inc.
$300,000	6.75%	02/15/2034	$316,164
Hartford Financial Services Group, Inc.
25,000	2.38	06/01/2006	24,725
Hartford Life, Inc.
225,000	7.10	06/15/2007	244,381
John Hancock Financial Services, Inc.
250,000	5.63	12/01/2008	267,485
Principal Life Global Funding I†
100,000	3.63	04/30/2008	101,289
Prudential Financial, Inc.
50,000	4.10	11/15/2006	50,918
Prudential Funding LLC†
475,000	6.60	05/15/2008	523,539
Reliastar Financial Corp.
400,000	8.00	10/30/2006	439,767
200,000	6.50	11/15/2008	218,436

			$2,186,704

Lodging – 0.9%
Hilton Hotels Corp.
$150,000	7.63%	05/15/2008	$169,409
425,000	7.63	12/01/2012	500,660

			$670,069

Media-Cable – 6.0%
AT&T Broadband Corp.
$1,075,000	8.38%	03/15/2013	$1,318,574
Comcast Cable Communications Holdings, Inc.
575,000	6.88	06/15/2009	642,549
365,000	9.46	11/15/2022	499,217
Comcast Corp.
25,000	8.38	11/01/2005	26,364

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments

October 31, 2004

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – (continued)

Cox Communications, Inc.
$100,000	7.75%	08/15/2006	$107,768
600,000	3.88	10/01/2008	591,087
150,000	6.95	01/15/2028	156,353
Cox Enterprises, Inc.†
350,000	4.38	05/01/2008	347,111
Rogers Cable, Inc.
325,000	5.50	03/15/2014	301,938
Rogers Cablesystems, Inc.
250,000	10.00	03/15/2005	256,250
TCI Communications, Inc.
75,000	8.00	08/01/2005	77,870

			$4,325,081

Media-Non Cable – 1.2%
Clear Channel Communications, Inc.
$550,000	8.00%	11/01/2008	$622,820
News America, Inc.
250,000	7.13	04/08/2028	281,864

			$904,684

Noncaptive – Financial – 6.4%
American General Finance Corp.
$517,000	4.50%	11/15/2007	$532,190
275,000	2.75	06/15/2008	266,755
250,000	8.45	10/15/2009	299,343
Capital One Bank
325,000	5.00	06/15/2009	337,737
125,000	6.50	06/13/2013	137,278
Countrywide Home Loan, Inc.
800,000	5.63	05/15/2007	844,084
200,000	3.25	05/21/2008	196,891
General Electric Capital Corp.
200,000	6.00	06/15/2012	220,284
Heller Financial, Inc.
800,000	7.38	11/01/2009	927,294
PHH Corp.
825,000	6.00	03/01/2008	881,265

			$4,643,121

Paper – 0.1%
Weyerhaeuser Co.
$50,000	6.00%	08/01/2006	$52,570

Pipelines – 2.3%
CenterPoint Energy Resources Corp.
$300,000	7.88%	04/01/2013	$358,636
400,000	5.95	01/15/2014	425,319
Enterprise Products Operating LP†
225,000	4.00	10/15/2007	226,772
475,000	4.63	10/15/2009	479,894
25,000	5.60	10/15/2014	25,476
Panhandle Eastern Pipeline
150,000	4.80	08/15/2008	153,693

			$1,669,790

Property/ Casualty Insurance – 7.7%
ACE Capital Trust II
$150,000	9.70%	04/01/2030	$195,762
ACE INA Holdings, Inc.
425,000	8.30	08/15/2006	461,269
100,000	5.88	06/15/2014	104,457
Ace Ltd
375,000	6.00	04/01/2007	395,885
Arch Capital Group Ltd
875,000	7.35	05/01/2034	902,767
CNA Financial Corp.
400,000	6.75	11/15/2006	422,752
350,000	6.60	12/15/2008	376,560
125,000	6.95	01/15/2018	132,970
Endurance Specialty Holding
225,000	7.00	07/15/2034	222,418
Hartford Financial Services Group, Inc.
350,000	6.38	11/01/2008	377,834
Liberty Mutual Group†
125,000	5.75	03/15/2014	122,513
500,000	7.00	03/15/2034	503,681
QBE Insurance Group Ltd.#†
1,000,000	5.65	01/01/2004	991,016
SAFECO Corp.
224,000	6.88	07/15/2007	243,793
Zurich Capital Trust I†
125,000	8.38	06/01/2037	141,716

			$5,595,393

Railroads – 1.1%
CSX Corp.
$200,000	7.45%	05/01/2007	$219,195
350,000	6.25	10/15/2008	379,601
200,000	5.50	08/01/2013	207,900

			$806,696

REITs – 5.1%
Arden Reality LP
$200,000	5.20%	09/01/2011	$203,541
Brandywine Operating Partnership LP
500,000	4.50	11/01/2009	500,868
EOP Operating LP
427,000	7.75	11/15/2007	476,625
ERP Operating LP
250,000	6.63	03/15/2012	279,818
First Industrial LP
275,000	5.25	06/15/2009	284,259
iStar Financial, Inc.
950,000	5.70	03/01/2014	973,376
Liberty Property LP
225,000	7.75	04/15/2009	256,749

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Bonds – (continued)

Simon Property Group LP
$200,000	6.88%	10/27/2005	$207,345
100,000	7.38	01/20/2006	105,427
25,000	7.13	09/20/2007	27,457
150,000	7.75	01/20/2011	175,211
200,000	7.00	06/15/2028	219,808

			$3,710,484

Telecommunications Non-Wirelines – 0.2%
SBC Communications, Inc.
$175,000	4.13%	09/15/2009	$175,875

Tobacco – 1.2%
Altria Group, Inc.
$225,000	7.00%	11/04/2013	$236,530
Imperial Tobacco Overseas BV
400,000	7.13	04/01/2009	443,296
UST, Inc.
200,000	8.80	03/15/2005	204,748

			$884,574

Wireless Telecommunications – 2.7%
America Movil SA de CV†
$1,000,000	4.13%	03/01/2009	$983,790
50,000	5.50	03/01/2014	49,254
AT&T Wireless Services, Inc.
200,000	7.50	05/01/2007	220,240
150,000	8.75	03/01/2031	201,212
TeleCorp PCS, Inc.
75,000	10.63	07/15/2010	83,250
Vodafone Group PLC
325,000	7.88	02/15/2030	415,289

			$1,953,035

Wirelines Telecommunications – 10.6%
Ameritech Capital Funding
$550,000	6.25%	05/18/2009	$597,547
Bellsouth Telecommunications, Inc.
426,000	6.13	09/23/2008	459,639
British Telecommunications PLC
400,000	8.88 #	12/15/2030	534,808
Citizens Communications Co.
175,000	8.50	05/15/2006	188,125
Deutsche Telekom International Finance BV
275,000	7.75	06/15/2005	284,428
960,000	8.75	06/15/2030	1,265,758
France Telecom SA#
200,000	7.95	03/01/2006	212,775
175,000	8.13	01/28/2033	301,038
Sprint Capital Corp.
100,000	6.00	01/15/2007	105,753
250,000	6.13	11/15/2008	270,787
725,000	6.88	11/15/2028	782,674
Telecom Italia Capital†
700,000	4.95	09/30/2014	696,332
Telefonica Europe BV
145,000	7.35	09/15/2005	150,935
Telefonos de Mexico SA de CV
450,000	8.25	01/26/2006	478,332
150,000	4.50	11/19/2008	151,643
TPSA Finance BV†
300,000	7.75	12/10/2008	335,660
Verizon Communications Inc.
600,000	6.36	04/15/2006	627,784
Verizon Global Funding Corp.
100,000	7.60	03/15/2007	109,029
100,000	4.38	06/01/2013	98,017

			$7,651,064

TOTAL CORPORATE BONDS
(Cost $67,163,375)			$67,896,632

Emerging Market Debt – 0.6%

Korea Development Bank
$150,000	5.75%	09/10/2013	$162,427
Russian Federation
180,000	5.00	03/31/2030	180,225
United Mexican States
22,000	8.30	08/15/2031	25,410
44,000	7.50	04/08/2033	46,904

TOTAL EMERGING MARKET DEBT
(Cost $394,606)			$414,966

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 94.2%
(Cost $67,557,981)			$68,311,598

Repurchase Agreement – 2.5%

Joint Repurchase Agreement Account IIΔ
$1,800,000	1.88%	11/01/2004	$1,800,000
Maturity Value: $1,800,282

TOTAL REPURCHASE AGREEMENT
(Cost $1,800,000)			$1,800,000

TOTAL INVESTMENTS – 96.7%
(Cost $69,357,981)			$70,111,598

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Statement of Investments (continued)
October 31, 2004

†	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $13,273,106, which represents approximately 18.3% of net assets as of October 31, 2004.

#	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2004.

±	Perpetual Maturity. Maturity date presented represents the next call date.

Δ	Joint repurchase agreement was entered into on October 29, 2004.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets

Investment Abbreviations:
REIT	—	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At October 31, 2004, the Investment Grade Credit Fund had an undivided interest in the following Joint Repurchase Agreement Account II, which equaled $1,800,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.	$450,000,000	1.88%	11/01/2004	$450,070,500

Banc of America Securities LLC	1,250,000,000	1.87	11/01/2004	1,250,194,793

Banc of America Securities LLC	600,000,000	1.89	11/01/2004	600,094,500

Barclays Capital LLC	1,200,000,000	1.89	11/01/2004	1,200,189,000

Bear Stearns & Co.	500,000,000	1.87	11/01/2004	500,077,916

Greenwich Capital Markets	600,000,000	1.89	11/01/2004	600,094,500

J.P. Morgan Chase & Co.	500,000,000	1.87	11/01/2004	500,077,916

Morgan Stanley & Co.	1,000,300,000	1.87	11/01/2004	1,000,455,880

Morgan Stanley & Co.	800,000,000	1.88	11/01/2004	800,125,334

UBS LLC	500,000,000	1.87	11/01/2004	500,077,916

Westdeutsche Landesbank AG	600,000,000	1.87	11/01/2004	600,093,501

TOTAL	$8,000,300,000			$8,001,551,756

At October 31, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.00%, due 01/21/2005 to 12/15/2011; Federal Home Loan Mortgage Association, 0.00% to 9.25%, due 11/15/2004 to 10/01/2034; Federal National Mortgage Association, 0.00% to 10.00%, due 11/01/2004 to 11/01/2034; Government National Mortgage Association, 6.50%, due 04/15/2033; United States Treasury Bonds, 10.38% to 12.75%, due 11/15/2010 to 11/15/2012; and United States Treasury Notes, 1.88% to 5.88%, due 11/15/2005 to 12/31/2005.

FUTURES CONTRACTS — At October 31, 2004, the following futures contracts were open as follows:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

Eurodollars	8	December 2004	$1,953,500	$(1,027)
U.S. Treasury Bonds	31	December 2004	3,529,156	30,288
2 Year U.S. Treasury Notes	10	December 2004	2,117,656	3,660
5 Year U.S. Treasury Notes	(50)	December 2004	(5,568,750)	(4,531)
10 Year U.S. Treasury Notes	41	December 2004	4,656,063	27,166
10 Year German Federal Bonds	(4)	December 2004	(596,300)	(14,237)
10 Year Interest Rate Swap	(1)	December 2004	(111,969)	(2,908)

			$5,979,356	$38,411

FORWARD FOREIGN CURRENCY CONTRACTS — At October 31, 2004, the Fund had an outstanding forward foreign currency exchange contract to sell foreign currency as follows:

Open Forward Foreign
Currency	Value on		Unrealized
Sell Contract	Settlement Date	Current Value	Gain

Euro
expiring 11/03/2004	$285,252	$284,109	$1,143

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Statements of Assets and Liabilities

October 31, 2004

Enhanced
Income Fund

Assets:

Investment in securities, at value (identified cost $669,826,808, $1,452,287,844, $813,806,879, $483,291,099, $208,776,679, $1,171,760,309 and $67,557,981)	$674,551,492
Repurchase Agreement, at value	6,000,000
Cash(a)	1,113,659
Foreign currencies, at value (Core Fixed Income; identified cost $11,024)	—
Receivables:
Investment securities sold, at value	—
Interest, at value	8,682,297
Fund shares sold	47,312
Variation margin	89,190
Swap contracts, at value	—
Reimbursement from investment adviser	8,941
Forward foreign currency exchange contracts, at value	—
Other assets, at value	11,981

Total assets	690,504,872

Liabilities:

Due to custodian	—
Payables:
Investment securities purchased, at value	1,749,615
Fund shares repurchased	6,669,712
Swap contracts, at value	—
Income distribution	71,607
Amounts owed to affiliates	201,011
Accrued expenses and other liabilities, at value	118,713

Total liabilities	8,810,658

Net Assets:

Paid-in capital	755,183,267
Accumulated undistributed (distributions in excess of) net investment income	2,906,110
Accumulated net realized gain (loss) on investment, futures, swaps and foreign currency related transactions	(80,119,915)
Net unrealized gain (loss) on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	3,724,752

NET ASSETS	$681,694,214

Net asset value, offering and redemption price per share:(b)
Class A	$9.78
Class B	—
Class C	—
Institutional	$9.77
Administration	$9.78
Service	—
Separate Account Institutional	—

Shares outstanding:
Class A	15,392,556
Class B	—
Class C	—
Institutional	50,394,550
Administration	3,976,236
Service	—
Separate Account Institutional	—

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	69,763,342

(a)	Includes restricted cash of $1,100,000, $1,200,000, $1,800,000, $3,000,000, $450,000 and $75,000, relating to initial margin requirements and collateral on futures transactions for the Enhanced Income, Ultra Short Duration Government, Short Duration Government, Government Income, U.S. Mortgages and Investment Grade Credit Funds, respectively, and includes restricted cash of $17,326,850, $6,312,726, and $28,172,216 on deposit with the swap counterparty as collateral for the Ultra-Short Duration Government, Government Income and Core Fixed Income Funds, respectively.
(b)	Maximum public offering price per share for Class A shares of the Enhanced Income and Ultra-Short Duration Government (NAV per share multiplied by 1.0152), Short Duration Government (NAV per share multiplied by 1.0204), Government Income, U.S. Mortgages, Core Fixed Income and Investment Grade Credit Funds (NAV per share multiplied by 1.0471) is $9.93, $9.47, $10.06, $15.71, $10.70, $10.73, and $10.80, respectively. At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Ultra-Short Duration	Short Duration	Government	U.S. Mortgages	Core Fixed	Investment Grade
Government Fund	Government Fund	Income Fund	Fund	Income Fund	Credit Fund

$1,448,782,941	$810,473,495	$487,962,975	$209,112,054	$1,195,195,767	$68,311,598
187,200,000	34,900,000	161,500,000	19,900,000	263,000,000	1,800,000
18,581,118	1,800,000	9,324,840	2,498,114	28,216,620	160,826
—	—	—	—	13,758	—
2,729,222	664,753	16,476,585	89,323,216	20,809,545	118,318
6,445,419	4,430,104	2,412,205	865,318	8,423,659	1,082,832
895,544	1,816,992	2,828,982	3,970,800	5,804,631	4,963,500
1,173,154	1,880,275	2,394,104	1,205,954	421,161	25,934
—	—	105,134	—	214,523	—
—	42,148	12,189	62,602	—	54,765
—	—	—	—	—	1,143
4,036	—	—	—	—	—

1,665,811,434	856,007,767	683,017,014	326,938,058	1,522,099,664	76,518,916

—	473,618	—	—	—	—
46,436,853	6,981,454	53,877,524	103,844,249	59,366,847	3,853,253
17,597,636	3,700,948	702,195	16,532	936,673	18,967
13,796,000	—	—	—	—	—
1,342,960	376,628	107,996	234,090	1,206,108	20,005
738,978	581,350	522,464	64,715	764,901	20,598
163,822	132,447	126,993	93,629	175,150	81,801

80,076,249	12,246,445	55,337,172	104,253,215	62,449,679	3,994,624

1,732,480,993	861,779,558	615,088,037	218,832,284	1,419,759,383	71,468,779
10,649,542	3,973,902	2,256,641	(234,090)	(595,286)	36,606
(140,165,189)	(18,036,307)	4,241,173	3,165,870	13,693,951	225,081
(17,230,161)	(3,955,831)	6,093,991	920,779	26,791,937	793,826

$1,585,735,185	$843,761,322	$627,679,842	$222,684,843	$1,459,649,985	$72,524,292

$9.33	$9.86	$15.00	$10.22	$10.25	$10.31
—	$9.83	$15.00	—	$10.29	—
—	$9.81	$14.99	—	$10.29	—
$9.34	$9.84	$14.98	$10.22	$10.28	$10.32
—	—	—	—	—	—
$9.37	$9.82	$14.98	—	$10.29	—
—	—	—	$10.21	—	$10.31

40,055,588	32,631,530	32,982,478	61,440	51,042,058	211,369
—	3,919,524	2,184,826	—	3,114,973	—
—	9,210,291	1,385,973	—	2,364,006	—
124,058,447	38,827,383	4,659,063	11,798,371	83,646,884	7,335
—	—	—	—	—	—
5,680,568	1,124,414	632,090	—	1,965,951	—
—	—	—	9,931,423	—	6,813,826

169,794,603	85,713,142	41,844,430	21,791,234	142,133,872	7,032,530

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Statements of Operations

For the Year Ended October 31, 2004

Enhanced
Income Fund

Investment income:

Interest	$36,969,072

Total income	36,969,072

Expenses:

Management fees	2,829,705
Distribution and service fees(a)	616,631
Transfer agent fees(a)	822,732
Custody and accounting fees	206,033
Registration fees	58,689
Service fees	—
Professional fees	58,197
Printing fees	51,356
Amortization of offering costs	—
Administration share fees	116,710
Trustee fees	14,201
Other	75,603

Total expenses	4,849,857

Less — expense reductions	(887,166)

Net Expenses	3,962,691

NET INVESTMENT INCOME	33,006,381

Realized and unrealized gain (loss) on investment, futures, swaps and foreign currency related transactions:

Net realized gain (loss) from:
Investment transactions	3,479,778
Futures transactions	(10,404,522)
Swap contracts	—
Foreign currency related transactions	—
Net change in unrealized gain (loss) on:
Investments	(16,918,070)
Futures	799,328
Swap contracts	—
Translation of assets and liabilities denominated in foreign currencies	—

Net realized and unrealized gain (loss) on investment, futures, swaps and foreign currency related transactions:	(23,043,486)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,962,895

(a)	Class specific Distribution and Service and Transfer Agent fees were as follows:

				Transfer Agent Fees

	Distribution and Service Fees									Separate
										Account
Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Administration	Service	Institutional

Enhanced Income Fund	$616,631	$—	$—	$468,640	$—	$—	$335,418	$18,674	$—	$—
Ultra-Short Duration Fund	1,266,373	—	—	962,444	—	—	560,051	—	19,833	—
Short Duration Fund	739,575	438,887	1,062,497	562,077	83,389	201,874	171,162	—	2,361	—
Government Income Fund	1,069,521	373,456	218,004	812,836	70,956	41,421	49,282	—	3,620	—
U.S. Mortgages Fund	3,616	—	—	2,749	—	—	47,428	—	—	30,091
Core Fixed Income Fund	1,154,947	345,533	250,090	877,760	65,651	47,517	281,291	—	8,013	—
Investment Grade Credit Fund	1,644	—	—	1,250	—	—	4,348	—	—	8,512

(b)	U.S. Mortgages Fund and Investment Grade Credit Fund commenced operations on November 3, 2003.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Ultra-Short Duration	Short Duration	Government	U.S. Mortgages	Core Fixed	Investment Grade
Government Fund	Government Fund	Income Fund	Fund(b)	Income Fund	Credit Fund(b)

$58,020,256	$29,499,792	$22,391,104	$6,403,069	$47,950,046	$1,514,242

58,020,256	29,499,792	22,391,104	6,403,069	47,950,046	1,514,242

7,825,039	4,398,879	4,024,857	780,976	4,979,196	131,867
1,266,373	2,240,959	1,660,981	3,616	1,750,570	1,644
1,542,328	1,020,863	978,115	80,268	1,280,232	14,110
335,209	246,080	232,200	107,163	347,324	56,673
95,023	82,421	94,409	56,391	98,590	56,381
247,913	29,516	45,244	60,008	100,161	5,683
57,698	58,116	58,116	52,808	72,616	52,808
43,639	43,639	43,639	43,956	55,639	43,956
—	—	—	64,749	—	64,257
—	—	—	—	—	—
14,201	14,201	14,201	11,115	14,201	11,115
184,547	118,601	65,275	33,619	99,636	33,796

11,611,970	8,253,275	7,217,037	1,294,669	8,798,165	472,290

(7,316)	(613,524)	(1,187,796)	(541,067)	(13,705)	(348,058)

11,604,654	7,639,751	6,029,241	753,602	8,784,460	124,232

46,415,602	21,860,041	16,361,863	5,649,467	39,165,586	1,390,010

(165,227)	(801,794)	3,535,069	2,593,433	14,832,177	53,872
(4,867,002)	(3,358,267)	9,047,096	1,782,568	14,268,085	171,163
576,533	—	(4,514,061)	—	(10,856,188)	—
—	—	—	—	(125,183)	(19,624)
9,970,148	(856,060)	3,614,604	335,375	5,569,740	753,617
975,458	(136,572)	1,005,058	585,404	2,427,689	38,411
(13,796,000)	—	105,134	—	10,500,859	—
—	—	—	—	1,789,071	1,798

(7,306,090)	(5,152,693)	12,792,900	5,296,780	38,406,250	999,237

$39,109,512	$16,707,348	$29,154,763	$10,946,247	$77,571,836	$2,389,247

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Statements of Changes in Net Assets

For the Year Ended October 31, 2004

Enhanced
Income Fund

From operations:

Net investment income	$33,006,381
Net realized gain (loss) on investment, futures, swaps and foreign currency related transactions	(6,924,744)
Net change in unrealized gain (loss) on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	(16,118,742)

Net increase in net assets resulting from operations	9,962,895

Distributions to shareholders:

From net investment income
Class A Shares	(6,787,491)
Class B Shares	—
Class C Shares	—
Institutional Shares	(26,572,115)
Administration Shares	(1,355,651)
Service Shares	—
Separate Account Institutional Shares	—
From net realized gains
Class A Shares	—
Class B Shares	—
Class C Shares	—
Institutional Shares	—
Service Shares	—
From paid-in capital
Class A Shares	—
Class B Shares	—
Class C Shares	—
Institutional Shares	—
Service Shares	—

Total distributions to shareholders	(34,715,257)

From share transactions:

Proceeds from sales of shares	571,458,832
Proceeds in connection with merger	—
Reinvestment of dividends and distributions	28,729,114
Cost of shares repurchased	(1,429,538,223)

Net increase (decrease) in net assets resulting from share transactions	(829,350,277)

TOTAL INCREASE (DECREASE)	(854,102,639)

Net assets:

Beginning of year	1,535,796,853

End of year	$681,694,214

Accumulated undistributed (distributions in excess of) net investment income	$2,906,110

(a)	U.S. Mortgages Fund and Investment Grade Credit Fund commenced operations on November 3, 2003.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Ultra-Short Duration	Short Duration	Government	U.S. Mortgages	Core Fixed	Investment Grade
Government Fund	Government Fund	Income Fund	Fund(a)	Income Fund	Credit Fund(a)

$46,415,602	$21,860,041	$16,361,863	$5,649,467	$39,165,586	$1,390,010
(4,455,696)	(4,160,061)	8,068,104	4,376,001	18,118,891	205,411
(2,850,394)	(992,632)	4,724,796	920,779	20,287,359	793,826

39,109,512	16,707,348	29,154,763	10,946,247	77,571,836	2,389,247

(15,776,637)	(8,785,993)	(13,283,120)	(45,080)	(14,916,314)	(23,077)
—	(1,058,656)	(885,696)	—	(860,188)	—
—	(2,420,991)	(517,450)	—	(621,259)	—
(49,101,322)	(14,373,431)	(4,368,750)	(4,381,494)	(25,474,571)	(460,094)
—	—	—	—	—	—
(1,473,200)	(170,106)	(272,740)	—	(627,296)	—
—	—	—	(2,720,122)	—	(869,294)
—	—	(3,366,202)	—	(14,873,230)	—
—	—	(370,817)	—	(1,215,929)	—
—	—	(199,973)	—	(859,101)	—
—	—	(1,301,452)	—	(23,684,860)	—
—	—	(90,042)	—	(729,303)	—
—	(399,377)	—	—	—	—
—	(48,123)	—	—	—	—
—	(110,049)	—	—	—	—
—	(653,361)	—	—	—	—
—	(7,732)	—	—	—	—

(66,351,159)	(28,027,819)	(24,656,242)	(7,146,696)	(83,862,051)	(1,352,465)

1,037,712,476	774,582,803	311,376,660	401,885,083	541,317,212	108,137,767
—	—	—	—	91,790,394	—
44,537,067	20,958,889	22,691,011	4,270,684	64,751,257	1,195,397
(2,273,508,142)	(859,871,597)	(298,386,700)	(187,270,475)	(456,633,242)	(37,845,654)

(1,191,258,599)	(64,329,905)	35,680,971	218,885,292	241,225,621	71,487,510

(1,218,500,246)	(75,650,376)	40,179,492	222,684,843	234,935,406	72,524,292

2,804,235,431	919,411,698	587,500,350	—	1,224,714,579	—

$1,585,735,185	$843,761,322	$627,679,842	$222,684,843	$1,459,649,985	$72,524,292

$10,649,542	$3,973,902	$2,256,641	$(234,090)	$(595,286)	$36,606

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Statements of Changes in Net Assets

For the Year Ended October 31, 2003

Enhanced
Income Fund

From operations:

Net investment income	$76,128,321
Net realized gain (loss) on investment, options, futures, swaps and foreign currency related transactions	(9,711,742)
Net change in unrealized gain (loss) on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	(17,849,510)

Net increase in net assets resulting from operations	48,567,069

Distributions to shareholders:

From net investment income
Class A Shares	(20,331,328)
Class B Shares	—
Class C Shares	—
Institutional Shares	(54,132,455)
Administration Shares	(636,079)
Service Shares	—
From net realized gains
Class A Shares	—
Class B Shares	—
Class C Shares	—
Institutional Shares	—
Service Shares	—

Total distributions to shareholders	(75,099,862)

From share transactions:

Proceeds from sales of shares	1,887,117,875
Reinvestment of dividends and distributions	66,529,827
Cost of shares repurchased	(3,292,429,285)

Net increase (decrease) in net assets resulting from share transactions	(1,338,781,583)

TOTAL INCREASE (DECREASE)	(1,365,314,376)

Net assets:

Beginning of year	2,901,111,229

End of year	$1,535,796,853

Accumulated undistributed net investment income	$3,273,008

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Ultra-Short Duration	Short Duration	Government	Core Fixed
Government Fund	Government Fund	Income Fund	Income Fund

$106,798,282	$30,985,889	$14,970,988	$50,240,172
(19,840,908)	(204,076)	8,185,551	41,050,604
(27,241,707)	(13,611,498)	(8,702,160)	(11,291,897)

59,715,667	17,170,315	14,454,379	79,998,879

(36,758,337)	(9,958,624)	(10,482,880)	(15,224,632)
—	(1,549,635)	(1,397,916)	(1,222,253)
—	(3,319,698)	(705,656)	(743,228)
(99,636,791)	(14,956,513)	(5,235,819)	(31,167,480)
—	—	—	—
(2,235,538)	(334,558)	(410,300)	(924,649)
—	—	(282,318)	(1,155,334)
—	—	(57,041)	(133,823)
—	—	(27,650)	(74,023)
—	—	(106,723)	(2,746,496)
—	—	(14,099)	(109,857)

(138,630,666)	(30,119,028)	(18,720,402)	(53,501,775)

3,857,993,633	906,757,628	602,412,055	655,115,170
106,769,668	22,752,384	16,723,406	38,502,701
(4,765,319,628)	(681,167,411)	(444,591,828)	(630,905,538)

(800,556,327)	248,342,601	174,543,633	62,712,333

(879,471,326)	235,393,888	170,277,610	89,209,437

3,683,706,757	684,017,810	417,222,740	1,135,505,142

$2,804,235,431	$919,411,698	$587,500,350	$1,224,714,579

$12,125,443	$1,693,719	$1,005,167	$2,156,464

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements

October 31, 2004

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes Goldman Sachs Enhanced Income Fund (Enhanced Income), Goldman Sachs Ultra-Short Duration Government Fund (Ultra-Short Duration Government), Goldman Sachs Short Duration Government Fund (Short Duration Government), Goldman Sachs Government Income Fund (Government Income), Goldman Sachs U.S. Mortgages Fund (U.S. Mortgages), Goldman Sachs Core Fixed Income Fund (Core Fixed Income) and Goldman Sachs Investment Grade Credit Fund (Investment Grade Credit), (collectively, “the Funds” or individually a “Fund”). U.S. Mortgages and Investment Grade Credit Funds commenced operations on November 3, 2003. Each Fund is a diversified portfolio of the Trust. Enhanced Income offers three classes of shares — Class A, Institutional and Administration. Ultra-Short Duration Government offers three classes of shares — Class A, Institutional and Service. U.S. Mortgages and Investment Grade Credit offers three classes of shares — Class A, Institutional and Separate Account Institutional. Government Income, Short Duration Government and Core Fixed Income offer five classes of shares — Class A, Class B, Class C, Institutional and Service.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Portfolio securities for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Short-term debt obligations maturing in sixty days or less are valued at amortized cost. Portfolio securities for which accurate market quotations are not readily available are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued (net of foreign withholding taxes which are reduced by any amounts reclaimable by the Funds, where applicable), premium amortized and discount accreted. Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

     Certain mortgage security paydown gains and losses are recorded as interest income (loss) and included in interest income in the accompanying Statements of Operations. Original issue discounts (OID) on debt securities are amortized to interest income over the life of the security with a corresponding increase in the cost basis of that security. Market discounts and market premiums on debt securities are amortized to interest income over the expected life of the security with a corresponding adjustment in the cost basis of that security.

C. Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain, or from paid-in-capital, depending on the type of book/tax differences that may exist.

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
     Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Administration Shares bear all expenses and fees relating to their Administration Plan. Each class of shares of the Funds separately bears its respective class-specific Transfer Agency fees. Class A and Institutional Shareholders of the U.S. Mortgages and Investment Grade Credit Funds bear their respective class-specific Account Service fees.

E. Offering Expenses — Offering related costs are amortized on a straight line basis over a period of one year.

F. Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies and sale of investments; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of interest recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are segregated in the Statements of Operations from the effects of changes in market prices of those securities and derivative instruments and are included as increases and decreases in unrealized appreciation/depreciation on foreign currency related transactions. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized appreciation/depreciation on foreign currency related transactions.

G. Mortgage Dollar Rolls — The Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Funds treat mortgage dollar rolls as two separate transactions: one involving the purchase of a security, and a separate transaction involving a sale.

H. Segregation Transactions — As set forth in the prospectus, the Funds may enter into derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, written options, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

I. Forward Sales Contracts — The Funds may enter into forward security sales of mortgage-backed securities in which the Funds sell securities in the current month for delivery of securities, defined by pool-stipulated characteristics, on a specified future date. The value of the contract is recorded as a liability on the Fund’s records with the difference between its market value and cash proceeds received being recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold.

J. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

 GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements (continued)
October 31, 2004

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
     Pursuant to exemptive relief granted by the SEC and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

K. Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates (in the case of Core Fixed Income and Investment Grade Credit) or to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to deposit with a broker or the Fund’s custodian bank on behalf of the broker an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds daily, dependent on the daily fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statements of Operations.

     The use of futures contracts involve, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
     For the period ended October 31, 2004, Enhanced Income, Ultra-Short Duration Government, Short Duration Government, Government Income, U.S. Mortgages Fund, Core Fixed Income and Investment Grade Credit paid commissions of approximately $149,000, $294,000, $236,000, $82,000, $9,000, $161,000 and $4,000, respectively, in connection with futures contracts entered into with Goldman, Sachs & Co. (“Goldman Sachs”).

L. Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.
     The Funds record unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swaps contract. Net amounts received or paid on the swap contracts are recorded as realized gains or losses. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.

M. Forward Foreign Currency Exchange Contracts — Core Fixed Income and Investment Grade Credit may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. Core Fixed Income and Investment Grade Credit may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Funds’ financial statements. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
and offsetting transactions are considered. At October 31, 2004, Investment Grade Credit had sufficient cash and/or securities to cover any commitments under these contracts.

3. AGREEMENTS

GSAM, an affiliate of Goldman Sachs serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Funds. Under this Agreement, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets.
     For the period ended October 31, 2004, GSAM has voluntarily agreed to waive a portion of its Management Fee for the Enhanced Income, Government Income, U.S. Mortgages and Investment Grade Credit Funds, equal to an annual percentage rate of each Fund’s average daily net assets, as set forth below. GSAM may discontinue or modify these waivers in the future at its discretion.
     Additionally, GSAM has voluntarily agreed to limit certain “Other Expenses” (excluding Management fees, Distribution and Service fees, Transfer Agent fees and expenses, taxes, interest, brokerage, litigation, Service Share fees, Account Service fees, indemnification, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
     For the period ended October 31, 2004, the Funds’ Management Fees, Management fee waivers and expense limitations as an annual percentage rate of average daily net assets are as follows:

	Management Fee
				Other
	Contractual	Waiver	Net	Expense
Fund	Annual Rate	Annual Rate	Annual Rate	Limit

Enhanced Income	0.25%	0.05%	0.20%	0.014%

Ultra-Short Duration Government	0.40	—	0.40	0.054

Short Duration Government	0.50	—	0.50	0.004

Government Income	0.65	0.11	0.54	0.004

U.S. Mortgages	0.40	0.07	0.33	0.004

Core Fixed Income	0.40	—	0.40	0.104

Investment Grade Credit	0.40	0.07	0.33	0.004

     The Trust, on behalf of each Fund, has adopted Distribution and Service Plans. Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal, on an annual basis, to 0.25% for Enhanced Income, Ultra-Short Duration Government, Short-Duration Government, U.S. Mortgages and Investment Grade Credit Funds average daily net assets attributable to Class A shares and 0.25%, 0.75% and 0.75% for Government Income and Core Fixed Income Fund’s average daily net assets attributable to Class A, Class B and Class C shares, respectively. Additionally, Goldman Sachs and/or Authorized Dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Short Duration Government, Government Income and Core Fixed Income Funds average daily net assets attributable to Class B or Class C Shares. For the period ended October 31, 2004, Goldman Sachs has voluntarily agreed to waive a portion of the Distribution and Service fees equal to 0.15% of the average daily net assets attributable to the Class B shares of Short Duration Government.

 GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements (continued)

October 31, 2004

3. AGREEMENTS (continued)

     Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During the period ended October 31, 2004, Goldman Sachs advised the Funds that it retained approximately the following amounts:

		Contingent Deferred Sales Charge
	Sales Load
Fund	Class A	Class B	Class C

Enhanced Income	$1,500	N/A	N/A

Ultra-Short Duration Government	24,700	N/A	N/ A

Short Duration Government	25,300	$—	$—

Government Income	40,400	—	16,800

U.S. Mortgages	5,300	N/A	N/ A

Core Fixed Income	151,100	—	800

Investment Grade Credit	400	N/A	N/ A

     Goldman Sachs also serves as Transfer Agent of the Funds for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C shares and 0.04% of the average daily net assets for Administration (Enhanced Income only), Separate Account Institutional (U.S. Mortgages and Investment Grade Credit only), Institutional and Service shares. For the period ended October 31, 2004, Goldman Sachs has voluntarily agreed to waive a portion of the Transfer Agent fees equal to 0.02% of the average daily net assets attributable to Institutional and Separate Account Institutional shares of U.S. Mortgages and Investment Grade Credit. Goldman Sachs may discontinue or modify this waiver in the future at its discretion.
     The Trust, on behalf of Ultra-Short Duration, Short Duration Government, Government Income and Core Fixed Income has adopted a Service Plan and a Shareholder Administration Plan for Service Shares. In addition, the Trust on behalf of Enhanced Income Fund has adopted an Administration Plan for Administration shares. These Plans allow for Service and Administration Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan, Shareholder Administration Plan and Administration Plan provide for compensation to the service organizations in an amount up to 0.25%, 0.25% and 0.25%, respectively, (on an annual basis) of the average daily net asset value of each share class. The Trust, on behalf of Class A and Institutional Class shares of U.S. Mortgages and Investment Grade Credit Funds, has adopted Account Service Plans. Under these Plans, Goldman Sachs and Authorized Dealers are entitled to receive a fee for account service and account maintenance equal to, on an annual basis, 0.05% of the average daily net asset value of U.S. Mortgages and Investment Grade Credit Funds attributable to Class A and Institutional Class shares.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

3. AGREEMENTS (continued)

     For the period ended October 31, 2004, GSAM and the distributor have voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction of the Funds’ expenses. On September 22, 2004, Goldman Sachs as Transfer Agent, had voluntarily determined to make a payment to the Funds related to certain earnings credits that reduce transfer agent fees. For the period ended October 31, 2004, expense reductions were as follows (in thousands):

	Waivers

		Class B
		Distribution		Other			Total
	Management	and Service	Transfer	Expense	Custody	Transfer	Expense
Fund	Fees	Fees	Agent Fees	Reimbursement	Credit	Agent Credit	Reductions

Enhanced Income	$566	$—	$—	$306	$9	$6	$887

Ultra-Short Duration Government	—	—	—	—	6	1	7

Short Duration Government	—	66	—	528	8	12	614

Government Income	681	—	—	483	10	14	1,188

U.S. Mortgages	137	—	39	362	3	—	541

Core Fixed Income	—	—	—	—	6	8	14

Investment Grade Credit	23	—	6	318	1	—	348

At October 31, 2004, the amounts owed to affiliates were as follows (in thousands):

	Management	Distribution and	Transfer
Fund	Fees	Service Fees	Agent Fees	Total

Enhanced Income	$123	$33	$45	$201

Ultra-Short Duration Government	555	80	104	739

Short Duration Government	336	165	80	581

Government Income	284	148	90	522

U.S. Mortgages	61	—	4	65

Core Fixed Income	489	155	121	765

Investment Grade Credit	19	1	1	21

 GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements (continued)
October 31, 2004

4. PORTFOLIO SECURITIES TRANSACTIONS

Cost of purchases and proceeds of sales and maturities of long-term securities for the period ended October 31, 2004, were as follows:

			Sales and	Sales and maturities
	Purchases of	Purchases	maturities of	(excluding
	U.S. Government	(excluding	U.S. Government	U.S. Government
	and agency	U.S. Government and	and agency	and agency
Fund	obligations	agency obligations)	obligations	obligations)

Enhanced Income	$440,418,955	$87,664,000	$778,683,119	$268,978,489

Ultra-Short Duration Government	1,454,730,173	316,753,899	2,159,402,177	285,687,749

Short Duration Government	2,054,957,368	11,644,284	2,152,541,688	5,461,215

Government Income	3,227,538,411	193,164,492	5,208,822,426	102,266,514

U.S. Mortgages	4,161,741,941	42,542,735	3,965,197,916	6,918,687

Core Fixed Income	6,118,930,725	633,077,370	8,768,353,901	538,337,879

Investment Grade Credit	10,517,758	83,145,201	10,520,751	15,294,360

5. LINE OF CREDIT FACILITY

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% (400% prior to May 26, 2004) of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. During the period ended October 31, 2004, the Funds did not have any borrowings under this facility.

6. OTHER MATTERS

As of October 31, 2004, Goldman, Sachs & Co. Profit Sharing Master Trust was the beneficial owner of approximately 5% of the outstanding shares of the Short Duration Government Fund.

Legal Proceedings — Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. In June 2004, these lawsuits were consolidated into one action and in November 2004 a consolidated and amended complaint was filed against GSAM, Goldman Sachs and certain related parties including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The amended complaint alleges violations of the Act, the Investment Advisers Act of 1940 and New York General Business Law. The consolidated and amended complaint also asserts claims involving common law breach of fiduciary duty, aiding and abetting breach of fiduciary duty and unjust enrichment. The consolidated and amended complaint alleges, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM and other defendants made improper and excessive brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds; and omitted statements of fact in registration statements and reports filed pursuant to the Act which were necessary to prevent such registration statements and reports from being materially false and misleading. The consolidated and amended complaint further alleges that the Trust’s Officers and Trustees breached their fiduciary duties by, among other things, permitting the payments to occur. The consolidated and amended complaint also alleges that GSAM used 12b-1 fees for improper purposes and made improper use of soft dollars. Based on currently available information, GSAM believes that the likelihood that the purported class action lawsuits will have a material adverse financial impact on the Funds is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

6. OTHER MATTERS (continued)

Mergers and Reorganizations — At a meeting held on August 5, 2004, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (“the Agreement”) providing for the tax-free acquisition of the Golden Oak Intermediate Bond Portfolio by the Goldman Sachs Core Fixed Income Fund. The acquisition was completed on September 28, 2004.

     Pursuant to the Agreement, the assets and liabilities of the Golden Oak Intermediate Bond Portfolio (“Acquired Fund”) Institutional Class and Class A were transferred into the Goldman Sachs Core Fixed Income Fund (“Survivor”) Institutional Class and Class A, respectively, in a tax-free exchange as follows:

	Exchanged Shares		Acquired Fund’s
	of Survivor	Value of	Shares Outstanding
Survivor/Acquired Fund	Issued	Exchanged Shares	as of September 28, 2004

Goldman Sachs Core Fixed Income Institutional Class/ Golden Oak Intermediate Bond Institutional Class	8,116,873	$83,358,821	8,094,017

Goldman Sachs Core Fixed Income Class A/ Golden Oak Intermediate Bond Class A	823,359	$8,431,573	818,722

     The follow chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation and capital loss carryforwards. Utilization of the Acquired Fund’s capital loss carryforward may be limited under the Internal Revenue Code.

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s			Aggregate
	Aggregate	Aggregate	Acquired	Acquired	Net Assets
	Net Assets	Net Assets	Fund’s	Fund’s	immediately
	before	before	Unrealized	Capital Loss	after
Survivor/Acquired Fund	acquisition	acquisition	Appreciation	Carryforward	acquisition

Goldman Sachs Core Fixed Income/ Golden Oak Intermediate Bond	$1,338,159,726	$91,790,394	$7,096,342	$(2,552,416)	$1,429,950,120

7. ADDITIONAL TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2004 was as follows:

		Ultra-Short					Investment
	Enhanced	Duration	Short Duration	Government		Core Fixed	Grade
	Income	Government	Government	Income	U.S. Mortgages	Income	Credit

Distributions paid from:
Ordinary Income	$34,715,257	$66,351,159	$26,809,177	$21,492,912	$7,146,696	$69,000,022	$1,352,465
Net long-term capital gains	—	—	—	3,163,330	—	14,862,029	—

Total taxable distributions	$34,715,257	$66,351,159	$26,809,177	$24,656,242	$7,146,696	$83,862,051	$1,352,465

Tax return of capital	$—	$—	$1,218,642	$—	$—	$—	$—

     The tax character of distributions paid during the fiscal year ended October 31, 2003 was as follows:

		Ultra-Short					Investment
	Enhanced	Duration	Short Duration	Government		Core Fixed	Grade
	Income	Government	Government	Income	U.S. Mortgages	Income	Credit

Distributions paid from:
Ordinary income	$75,099,862	$138,630,666	$30,119,028	$18,232,169	$—	$52,513,002	$—
Net long-term capital gains	—	—	—	488,233	—	988,773	—

Total taxable distributions	$75,099,862	$138,630,666	$30,119,028	$18,720,402	$—	$53,501,775	$—

 GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements (continued)
October 31, 2004

7. ADDITIONAL TAX INFORMATION (continued)

     As of October 31, 2004, the components of accumulated earnings (losses) on a tax basis were as follows:

		Ultra-Short					Investment
	Enhanced	Duration	Short Duration	Government		Core Fixed	Grade
	Income	Government	Government	Income	U.S. Mortgages	Income	Credit

Undistributed ordinary income — net	$2,873,977	$5,432,896	$—	$—	$2,330,665	$6,068,437	$193,496
Undistributed long-term capital gains	—	—	—	5,763,231	1,420,783	12,478,053	142,803

Total undistributed earnings	$2,873,977	$5,432,896	$—	$5,763,231	$3,751,448	$18,546,490	$336,299

Capital loss carryforward:
Expiring 2005	$—	$—	$(136,643)	$—	$—	$—	$—
Expiring 2006	—	(304,645)	—	—	—	—	—
Expiring 2007	—	(1,739,320)	(3,752,449)	—	—	(1,559,444)	—
Expiring 2008	—	(2,563,050)	(2,289,664)	—	—	—	—
Expiring 2009	(8,296,566)	—	—	—	—	—	—
Expiring 2010	(65,331,932)	(55,038,717)	—	—	—	(499,940)
Expiring 2011	—	(55,920,321)	(2,403,563)	—	—	(102,001)	—
Expiring 2012	(7,471,508)	(24,528,394)	(9,994,195)	—	—	—	—

Total capital loss carryforward	$(81,100,006)	$(140,094,447)	$(18,576,514)	$—	$—	$(2,161,385)	$—
Timing differences (dividends payable, straddles)	(71,607)	(1,342,960)	(376,628)	(107,996)	(234,090)	(1,266,106)	(20,005)
Unrealized gains (losses) — net	4,808,583	(10,741,297)	934,906	6,936,570	335,201	24,771,604	739,219

Total accumulated earnings (losses) — net	$(73,489,053)	$(146,745,808)	$(18,018,236)	$12,591,805	$3,852,559	$39,890,603	$1,055,513

     At October 31, 2004, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

		Ultra-Short
	Enhanced	Duration	Short Duration	Government		Core Fixed	Investment
	Income	Government	Government	Income	U.S. Mortgages	Income	Grade Credit

Tax Cost	$675,742,909	$1,632,928,238	$844,438,589	$642,631,539	$228,676,853	$1,434,963,978	$69,358,797
Gross unrealized gain	5,913,917	172,411,978	9,171,575	54,787,046	1,084,345	126,282,894	956,990
Gross unrealized loss	(1,105,334)	(169,357,275)	(8,236,669)	(47,955,610)	(749,144)	(103,051,105)	(204,189)

Net unrealized security gain	$4,808,583	$3,054,703	$934,906	$6,831,436	$335,201	$23,231,789	$752,801

     The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark-to-market gains on futures and foreign currency contracts recognized for tax purposes and differing treatment of amortization of market premium.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

8. CERTAIN RECLASSIFICATIONS

In order to present certain components of the Funds’ capital accounts on a tax basis, certain reclassifications have been recorded to the Fund’s accounts. These reclassifications have no impact on the net asset value of the Funds and are designed to present the Funds’ capital accounts on a tax basis. Reclassifications result primarily from the difference in the tax treatment of foreign currency, expiration of capital loss carryforwards, and tax treatment of certain bonds.

			Accumulated
		Accumulated	Undistributed
		Net Realized	Net Investment
Fund	Paid-in Capital	Gain (Loss)	Income

Enhanced Income	$(19)	$(1,341,959)	$1,341,978

Ultra-Short Duration Government	1,599,875	(20,059,531)	18,459,656

Short Duration Government	(2,461,373)	(4,767,946)	7,229,319

Government Income	(900,123)	(3,317,244)	4,217,367

U.S. Mortgages	(53,008)	(1,210,131)	1,263,139

Core Fixed Income	2,488,989	(3,071,281)	582,292

Investment Grade Credit	(18,731)	19,670	(939)

9. SUBSEQUENT EVENT

Mergers and Reorganizations — At a meeting held November 4, 2004, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for the tax-free acquisition of the Expedition Investment Grade Bond Fund by the Goldman Sachs Core Fixed Income Fund. The acquisition is expected to be completed in February 2005.

 GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements (continued)

October 31, 2004

10. SUMMARY OF SHARE TRANSACTIONS

Share activity for the period ended October 31, 2004 is as follows:

			Ultra-Short Duration		Short Duration
	Enhanced Income Fund		Government Fund		Government Fund

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	11,577,069	$114,858,282	25,240,632	$237,862,438	19,406,075	$192,702,559
Shares issued in connection with merger	—	—	—	—	—	—
Shares converted from Class B(b)	—	—	—	—	1,714	16,884
Reinvestment of dividends and distributions	555,634	5,498,046	1,308,193	12,314,699	749,886	7,446,506
Shares repurchased	(34,611,540)	(343,019,556)	(67,706,046)	(638,704,540)	(19,310,615)	(192,017,514)

	(22,478,837)	(222,663,228)	(41,157,221)	(388,527,403)	847,060	8,148,435

Class B Shares
Shares sold	—	—	—	—	720,499	7,136,589
Reinvestment of dividends and distributions	—	—	—	—	76,738	759,681
Shares converted to Class A(b)	—	—	—	—	(1,721)	(16,884)
Shares repurchased	—	—	—	—	(1,958,245)	(19,410,895)

	—	—	—	—	(1,162,729)	(11,531,509)

Class C Shares
Shares sold	—	—	—	—	1,556,106	15,377,192
Reinvestment of dividends and distributions	—	—	—	—	156,761	1,548,206
Shares repurchased	—	—	—	—	(5,604,109)	(55,438,021)

	—	—	—	—	(3,891,242)	(38,512,623)

Institutional Shares
Shares sold	45,662,785	452,230,203	80,182,724	756,714,855	55,813,976	552,367,888
Shares issued in connection with merger	—	—	—	—	—	—
Reinvestment of dividends and distributions	2,269,730	22,424,991	3,280,359	30,935,856	1,115,533	11,053,540
Shares repurchased	(108,455,706)	(1,070,769,248)	(166,908,820)	(1,576,795,705)	(59,783,377)	(590,819,874)

	(60,523,191)	(596,114,054)	(83,445,737)	(789,144,994)	(2,853,868)	(27,398,446)

Administration Shares
Shares sold	440,058	4,370,347	—	—	—	—
Reinvestment of dividends and distributions	81,239	806,077	—	—	—	—
Shares repurchased	(1,596,583)	(15,749,419)	—	—	—	—

	(1,075,286)	(10,572,995)	—	—	—	—

Service Shares
Shares sold	—	—	4,583,608	43,135,183	710,735	6,998,575
Reinvestment of dividends and distributions	—	—	136,186	1,286,512	15,251	150,956
Shares repurchased	—	—	(6,145,127)	(58,007,897)	(220,232)	(2,185,293)

	—	—	(1,425,333)	(13,586,202)	505,754	4,964,238

Separate Account Institutional Shares
Shares sold	—	—	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—	—	—
Shares repurchased	—	—	—	—	—	—

	—	—	—	—	—	—

NET INCREASE (DECREASE)	(84,077,314)	$(829,350,277)	(126,028,291)	$(1,191,258,599)	(6,555,025)	$(64,329,905)

(a)	Commencement date of operations was November 3, 2003 for all share classes.
(b)	Class B Shares automatically convert into Class A Shares at the end of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Government Income Fund		U.S. Mortgage Fund(a)		Core Fixed Income Fund		Investment Grade Credit Fund(a)

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

16,612,966	$247,047,117	813,769	$8,156,495	23,042,214	$234,037,752	210,429	$2,116,588
—	—	—	—	823,359	8,431,573	—	—
3,900	57,135	—	—	6,250	63,995	—	—
1,060,311	15,749,403	1,069	10,756	2,431,562	24,537,930	1,252	12,774
(8,756,011)	(130,148,357)	(753,398)	(7,452,480)	(18,420,179)	(187,084,045)	(312)	(3,205)

8,921,166	132,705,298	61,440	714,771	7,883,206	79,987,205	211,369	2,126,157

113,325	1,696,567	—	—	473,475	4,834,612	—	—
59,411	882,314	—	—	149,648	1,515,016	—	—
(3,900)	(57,135)	—	—	(6,225)	(63,995)	—	—
(949,063)	(14,099,171)	—	—	(1,088,312)	(11,054,799)	—	—

(780,227)	(11,577,425)	—	—	(471,414)	(4,769,166)	—	—

376,011	5,590,315	—	—	938,240	9,571,079	—	—
36,416	540,480	—	—	124,690	1,262,682	—	—
(621,769)	(9,221,445)	—	—	(1,153,385)	(11,694,906)	—	—

(209,342)	(3,090,650)	—	—	(90,455)	(861,145)	—	—

3,612,757	53,749,670	19,348,872	194,645,054	28,019,073	285,959,047	3,149,789	32,123,267
—	—	—	—	8,116,873	83,358,821	—	—
348,878	5,175,731	165,299	1,664,539	3,577,410	36,214,307	44,185	445,690
(9,475,044)	(140,177,685)	(7,715,800)	(77,163,423)	(23,251,450)	(237,200,260)	(3,186,639)	(31,824,677)

(5,513,409)	(81,252,284)	11,798,371	119,146,170	16,461,906	168,331,915	7,335	744,280

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

221,131	3,292,991	—	—	681,092	6,914,722	—	—
23,139	343,083	—	—	120,666	1,221,322	—	—
(318,746)	(4,740,042)	—	—	(945,684)	(9,599,232)	—	—

(74,476)	(1,103,968)	—	—	(143,926)	(1,463,188)	—	—

—	—	19,797,635	199,083,534	—	—	7,324,897	73,897,912
—	—	257,664	2,595,389	—	—	72,215	736,933
—	—	(10,123,876)	(102,654,572)	—	—	(583,286)	(6,017,772)

—	—	9,931,423	99,024,351	—	—	6,813,826	68,617,073

2,343,712	$35,680,971	21,791,234	$218,885,292	23,639,317	$241,225,621	7,032,530	$71,487,510

 GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Notes to Financial Statements (continued)
October 31, 2004

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the period ended October 31, 2003 is as follows:

	Enhanced Income Fund		Ultra-Short Duration Government Fund

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	65,456,177	$661,622,273	146,423,912	$1,410,435,060
Reinvestment of dividends and distributions	1,684,399	16,999,110	2,803,599	26,881,638
Shares repurchased	(109,315,236)	(1,103,682,746)	(171,594,868)	(1,646,981,161)

	(42,174,660)	(425,061,363)	(22,367,357)	(209,664,463)

Class B Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

Class C Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

Institutional Shares
Shares sold	117,184,438	1,181,967,068	244,394,701	2,357,120,730
Reinvestment of dividends and distributions	4,854,670	48,898,987	8,104,579	77,851,495
Shares repurchased	(215,827,653)	(2,176,366,565)	(318,463,748)	(3,059,004,328)

	(93,788,545)	(945,500,510)	(65,964,468)	(624,032,103)

Administration Shares
Shares sold	4,347,061	43,528,534	—	—
Reinvestment of dividends and distributions	62,718	631,730	—	—
Shares repurchased	(1,231,150)	(12,379,974)	—	—

	3,178,629	31,780,290	—	—

Service Shares
Shares sold	—	—	9,363,528	90,437,843
Reinvestment of dividends and distributions	—	—	211,958	2,036,535
Shares repurchased	—	—	(6,172,110)	(59,334,139)

	—	—	3,403,376	33,140,239

NET INCREASE (DECREASE)	(132,784,576)	$(1,338,781,583)	(84,928,449)	$(800,556,327)

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Short Duration Government Fund		Government Income Fund		Core Fixed Income Fund

Shares	Dollars	Shares	Dollars	Shares	Dollars

34,679,335	$349,718,569	28,548,952	$427,867,919	32,936,995	$339,155,806
781,611	7,869,461	673,983	10,093,885	1,308,325	13,467,379
(28,060,554)	(282,600,578)	(21,797,608)	(326,251,585)	(22,423,478)	(230,101,755)

7,400,392	74,987,452	7,425,327	111,710,219	11,821,842	122,521,430

2,172,651	21,866,144	957,324	14,345,247	1,167,578	12,048,230
107,486	1,079,118	66,703	999,317	90,401	933,176
(2,141,898)	(21,476,988)	(1,478,691)	(22,110,142)	(1,249,253)	(12,887,682)

138,239	1,468,274	(454,664)	(6,765,578)	8,726	93,724

9,579,035	96,198,651	2,079,385	31,166,416	1,570,710	16,243,528
187,872	1,881,220	34,855	521,783	64,748	668,654
(6,148,788)	(61,591,248)	(2,131,999)	(31,887,869)	(1,178,563)	(12,186,099)

3,618,119	36,488,623	(17,759)	(199,670)	456,895	4,726,083

43,186,720	435,088,652	8,277,365	124,464,068	27,124,226	280,669,851
1,155,806	11,609,130	313,592	4,689,493	2,178,746	22,476,578
(30,437,226)	(306,089,408)	(3,947,560)	(59,134,765)	(34,831,812)	(359,173,888)

13,905,300	140,608,374	4,643,397	70,018,796	(5,528,840)	(56,027,459)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

387,334	3,885,612	305,762	4,568,405	679,136	6,997,755
31,215	313,455	28,019	418,928	92,861	956,914
(937,230)	(9,409,189)	(348,556)	(5,207,467)	(1,610,472)	(16,556,114)

(518,681)	(5,210,122)	(14,775)	(220,134)	(838,475)	(8,601,445)

24,543,369	$248,342,601	11,581,526	$174,543,633	5,920,148	$62,712,333

 GOLDMAN SACHS ENHANCED INCOME FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

					Distributions
		Income (loss) from			to
		investment operations			Shareholders
	Net asset
	value,	Net	Net realized	Total from	From net	Net asset
	beginning	investment	and unrealized	investment	investment	value, end
Year-Share Class	of period	income(c)	gain (loss)	operations	income	of period

FOR THE YEARS ENDED OCTOBER 31,

2004 - A	$9.99	$0.25	$(0.19)	$0.06	$(0.27)	$9.78
2004 - Institutional	9.98	0.30	(0.20)	0.10	(0.31)	9.77
2004 - Administration	9.99	0.27	(0.19)	0.08	(0.29)	9.78

2003 - A	10.13	0.33	(0.15)	0.18	(0.32)	9.99
2003 - Institutional	10.12	0.37	(0.15)	0.22	(0.36)	9.98
2003 - Administration	10.13	0.33	(0.14)	0.19	(0.33)	9.99

2002 - A	10.26	0.38	(0.13)	0.25	(0.38)	10.13
2002 - Institutional	10.26	0.42	(0.14)	0.28	(0.42)	10.12
2002 - Administration	10.27	0.40	(0.14)	0.26	(0.40)	10.13

2001 - A	10.00	0.45	0.34	0.79	(0.53)	10.26
2001 - Institutional	10.00	0.55	0.28	0.83	(0.57)	10.26
2001 - Administration	10.00	0.49	0.32	0.81	(0.54)	10.27
FOR THE PERIOD ENDED OCTOBER 31,

2000 - A (commenced August 2, 2000)	10.00	0.11	0.06	0.17	(0.17)	10.00
2000 - Institutional (commenced August 2, 2000)	10.00	0.16	0.01	0.17	(0.17)	10.00
2000 - Administration (commenced August 2, 2000)	10.00	0.15	0.02	0.17	(0.17)	10.00

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ENHANCED INCOME FUND

				Ratios assuming no
				expense reductions

			Ratio of	Ratio of	Ratio of
	Net assets	Ratio of	net investment	total	net investment
	at end of	net expenses	income to	expenses	income to	Portfolio
Total	of period	to average	average net	to average	average net	turnover
return(a)	(in 000s)	net assets	assets	net assets	assets	rate

0.63%	$150,537	0.65%	2.61%	0.73%	2.53%	51%
1.04	492,276	0.25	3.02	0.33	2.94	51
0.79	38,881	0.50	2.75	0.58	2.67	51

1.77	378,378	0.65	3.28	0.71	3.22	41
2.18	1,106,956	0.25	3.65	0.31	3.59	41
1.93	50,463	0.50	3.34	0.56	3.28	41

2.48	810,768	0.65	3.70	0.72	3.63	65
2.79	2,071,378	0.25	4.17	0.32	4.10	65
2.53	18,965	0.50	3.91	0.57	3.84	65

8.10	151,497	0.65	4.60	0.80	4.45	127
8.53	807,871	0.25	5.40	0.40	5.25	127
8.35	5,320	0.50	4.80	0.65	4.65	127

1.66	12,336	0.65 (b)	4.52 (b)	1.77 (b)	3.40 (b)	31
1.76	156,525	0.25 (b)	6.49 (b)	1.37 (b)	5.37 (b)	31
1.68	2	0.50 (b)	6.13 (b)	1.62 (b)	5.01 (b)	31

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from					Distributions
		investment operations					to shareholders

	Net asset
	value,	Net		Net realized		Total from	From net
	beginning	investment		and unrealized		investment	investment
Year-Share Class	of year	income(b)		gain (loss)		operations	income

FOR THE YEARS ENDED OCTOBER 31,

2004 - A	$9.47	$0.19		$(0.04)		$0.15	$(0.29)
2004 - Institutional	9.48	0.23		(0.04)		0.19	(0.33)
2004 - Service	9.50	0.18		(0.03)		0.15	(0.28)

2003 - A	9.66	0.24		(0.11)		0.13	(0.32)
2003 - Institutional	9.68	0.28		(0.12)		0.16	(0.36)
2003 - Service	9.69	0.23		(0.11)		0.12	(0.31)

2002 - A	9.79	0.31	(d)	(0.06	)(d)	0.25	(0.38)
2002 - Institutional	9.81	0.35	(d)	(0.06	)(d)	0.29	(0.42)
2002 - Service	9.82	0.31	(d)	(0.07	)(d)	0.24	(0.37)

2001 - A	9.56	0.53		0.23		0.76	(0.53)
2001 - Institutional	9.58	0.56		0.24		0.80	(0.57)
2001 - Service	9.58	0.42		0.34		0.76	(0.52)

2000 - A	9.63	0.54		(0.06)		0.48	(0.55)
2000 - Institutional	9.64	0.58		(0.05)		0.53	(0.59)
2000 - Service	9.65	0.52		(0.05)		0.47	(0.54)

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Includes the effect of mortgage dollar roll transactions.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05, and decrease the ratio of net investment income to average net assets with and without expense reductions by 0.48%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ULTRA-SHORT DURATION GOVERNMENT FUND

					Ratios assuming no
					expense reductions

				Ratio of	Ratio of	Ratio of
		Net assets	Ratio of	net investment	total	net investment
Net asset		at end of	net expenses	income to	expenses	income to	Portfolio
value, end	Total	year	to average	average net	to average	average net	turnover
of year	return(a)	(in 000s)	net assets	assets	net assets	assets	rate(c)

$9.33	1.61%	$373,650	0.88%	2.12%	0.88%	2.12%	103%
9.34	2.02	1,158,844	0.48	2.49	0.48	2.49	103
9.37	1.61	53,241	0.98	1.95	0.98	1.95	103

9.47	1.40	768,910	0.86	2.55	0.86	2.55	102
9.48	1.69	1,967,845	0.46	2.95	0.46	2.95	102
9.50	1.29	67,480	0.96	2.43	0.96	2.43	102

9.66	2.57	1,000,977	0.88	3.21 (d)	0.88	3.21 (d)	144
9.68	2.98	2,646,847	0.48	3.65 (d)	0.48	3.65 (d)	144
9.69	2.46	35,883	0.98	3.20 (d)	0.98	3.20 (d)	144

9.79	8.21	59,209	0.89	5.48	0.97	5.40	87
9.81	8.62	278,316	0.49	5.79	0.57	5.71	87
9.82	8.19	31,698	0.99	4.52	1.07	4.44	87

9.56	5.12	41,188	0.89	5.67	0.96	5.60	11
9.58	5.65	176,881	0.49	6.01	0.56	5.94	11
9.58	4.95	71	0.99	5.33	1.06	5.26	11

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

						Distributions to
		Income (loss) from				shareholders
		investment operations
	Net asset
	value,	Net		Net realized	Total from	From net	From		Net asset
	beginning	investment		and unrealized	investment	investment	paid-in	Total	value, end
Year-Share Class	of year	income(b)		gain (loss)	operations	income	capital	distribution	of year

FOR THE YEARS ENDED OCTOBER 31,

2004 - A	$9.99	$0.24		$(0.06)	$0.18	$(0.30)	$(0.01)	$(0.31)	$9.86
2004 - B	9.95	0.19		(0.06)	0.13	(0.24)	(0.01)	(0.25)	9.83
2004 - C	9.93	0.17		(0.06)	0.11	(0.22)	(0.01)	(0.23)	9.81
2004 - Institutional	9.96	0.28		(0.05)	0.23	(0.33)	(0.02)	(0.35)	9.84
2004 - Service	9.95	0.22		(0.05)	0.17	(0.29)	(0.01)	(0.30)	9.82

2003 - A	10.12	0.35		(0.14)	0.21	(0.34)	—	—	9.99
2003 - B	10.09	0.29		(0.15)	0.14	(0.28)	—	—	9.95
2003 - C	10.07	0.27		(0.14)	0.13	(0.27)	—	—	9.93
2003 - Institutional	10.10	0.39		(0.15)	0.24	(0.38)	—	—	9.96
2003 - Service	10.09	0.34		(0.15)	0.19	(0.33)	—	—	9.95

2002 - A	10.04	0.37	(d)	0.14 (d)	0.51	(0.43)	—	—	10.12
2002 - B	10.01	0.31	(d)	0.14 (d)	0.45	(0.37)	—	—	10.09
2002 - C	9.99	0.28	(d)	0.16 (d)	0.44	(0.36)	—	—	10.07
2002 - Institutional	10.02	0.42	(d)	0.13 (d)	0.55	(0.47)	—	—	10.10
2002 - Service	10.01	0.37	(d)	0.13 (d)	0.50	(0.42)	—	—	10.09

2001 - A	9.49	0.51		0.60	1.11	(0.56)	—	—	10.04
2001 - B	9.46	0.47		0.58	1.05	(0.50)	—	—	10.01
2001 - C	9.45	0.44		0.58	1.02	(0.48)	—	—	9.99
2001 - Institutional	9.47	0.57		0.58	1.15	(0.60)	—	—	10.02
2001 - Service	9.46	0.53		0.57	1.10	(0.55)	—	—	10.01

2000 - A	9.57	0.59		(0.07)	0.52	(0.60)	—	—	9.49
2000 - B	9.56	0.53		(0.09)	0.44	(0.54)	—	—	9.46
2000 - C	9.54	0.51		(0.07)	0.44	(0.53)	—	—	9.45
2000 - Institutional	9.57	0.63		(0.09)	0.54	(0.64)	—	—	9.47
2000 - Service	9.56	0.58		(0.09)	0.49	(0.59)	—	—	9.46

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Includes the effect of mortgage dollar roll transactions.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.06, increase net realized and unrealized gains and losses per share by $0.06, and decrease the ratio of net investment income to average net assets with and without expense reduction by 0.63%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

					Ratios assuming no
					expense reductions

			Ratio of		Ratio of	Ratio of
	Net assets	Ratio of	net investment		total	net investment
	at end of	net expenses	income to		expenses	income to		Portfolio
Total	year	to average	average net		to average	average net		turnover
return(a)	(in 000s)	net assets	assets		net assets	assets		rate(c)

1.81%	$321,863	0.94%	2.41%		1.00%	2.35%		249%
1.31	38,526	1.54	1.85		1.75	1.64		249
1.16	90,317	1.69	1.71		1.75	1.65		249
2.33	382,008	0.54	2.79		0.60	2.73		249
1.72	11,047	1.04	2.22		1.10	2.16		249

2.11	317,379	0.95	3.46		1.01	3.40		184
1.41	50,580	1.55	2.87		1.76	2.66		184
1.26	130,087	1.70	2.71		1.76	2.65		184
2.43	415,210	0.55	3.86		0.61	3.80		184
1.92	6,156	1.05	3.36		1.11	3.30		184

5.26	246,763	0.94	3.69	(d)	1.04	3.59	(d)	194
4.65	49,874	1.54	3.09	(d)	1.79	2.84	(d)	194
4.50	95,458	1.69	2.84	(d)	1.79	2.74	(d)	194
5.69	280,452	0.54	4.20	(d)	0.64	4.10	(d)	194
5.17	11,471	1.04	3.70	(d)	1.14	3.60	(d)	194

12.00	88,394	0.94	5.26		1.11	5.09		243
11.38	16,809	1.54	4.80		1.86	4.48		243
11.12	18,871	1.69	4.59		1.86	4.42		243
12.47	206,129	0.54	5.89		0.71	5.72		243
11.93	8,154	1.04	5.40		1.21	5.23		243

5.65	29,446	0.94	6.21		1.13	6.02		130
4.80	5,743	1.54	5.63		1.88	5.29		130
4.76	5,128	1.69	5.45		1.88	5.26		130
5.85	131,462	0.54	6.64		0.73	6.45		130
5.32	6,134	1.04	6.14		1.23	5.95		130

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS GOVERNMENT INCOME FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from
		investment operations					Distributions to shareholders

	Net asset
	value,	Net		Net realized		Total from	From net	From net
	beginning	investment		and unrealized		investment	investment	realized	Total
Year-Share Class	of year	income		gain		operations	income	gains	distributions

FOR THE YEARS ENDED OCTOBER 31,

2004 - A	$14.88	$0.39	(b)	$0.33		$0.72	$(0.47)	$(0.13)	$(0.60)
2004 - B	14.88	0.28	(b)	0.32		0.60	(0.35)	(0.13)	(0.48)
2004 - C	14.87	0.28	(b)	0.32		0.60	(0.35)	(0.13)	(0.48)
2004 - Institutional	14.85	0.46	(b)	0.33		0.79	(0.53)	(0.13)	(0.66)
2004 - Service	14.85	0.37	(b)	0.34		0.71	(0.45)	(0.13)	(0.58)

2003 - A	14.95	0.41	(b)	0.05		0.46	(0.51)	(0.02)	(0.53)
2003 - B	14.95	0.31	(b)	0.04		0.35	(0.40)	(0.02)	(0.42)
2003 - C	14.94	0.31	(b)	0.04		0.35	(0.40)	(0.02)	(0.42)
2003 - Institutional	14.93	0.47	(b)	0.04		0.51	(0.57)	(0.02)	(0.59)
2003 - Service	14.92	0.41	(b)	0.04		0.45	(0.50)	(0.02)	(0.52)

2002 - A	14.96	0.63	(b)(d)	0.19	(d)	0.82	(0.67)	(0.16)	(0.83)
2002 - B	14.96	0.52	(b)(d)	0.19	(d)	0.71	(0.56)	(0.16)	(0.72)
2002 - C	14.95	0.51	(b)(d)	0.20	(d)	0.71	(0.56)	(0.16)	(0.72)
2002 - Institutional	14.94	0.69	(b)(d)	0.19	(d)	0.88	(0.73)	(0.16)	(0.89)
2002 - Service	14.93	0.62	(b)(d)	0.19	(d)	0.81	(0.66)	(0.16)	(0.82)

2001 - A	13.84	0.78	(b)	1.13		1.91	(0.79)	—	(0.79)
2001 - B	13.85	0.68	(b)	1.11		1.79	(0.68)	—	(0.68)
2001 - C	13.84	0.68	(b)	1.11		1.79	(0.68)	—	(0.68)
2001 - Institutional	13.82	0.83	(b)	1.14		1.97	(0.85)	—	(0.85)
2001 - Service	13.82	0.76	(b)	1.13		1.89	(0.78)	—	(0.78)

2000 - A	13.70	0.82		0.15		0.97	(0.83)	—	(0.83)
2000 - B	13.72	0.71		0.15		0.86	(0.73)	—	(0.73)
2000 - C	13.71	0.71		0.14		0.85	(0.72)	—	(0.72)
2000 - Institutional	13.69	0.87		0.14		1.01	(0.88)	—	(0.88)
2000 - Service	13.63	0.82		0.18		1.00	(0.81)	—	(0.81)

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Includes the effect of mortgage dollar roll transactions.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.06, increase net realized and unrealized gains and losses per share by $0.06, and decrease the ratio of net investment income to average net assets with and without expense reductions by 0.44%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

						Ratios assuming no
						expense reductions

				Ratio of		Ratio of	Ratio of
		Net assets	Ratio of	net investment		total	net investment
Net asset		at end of	net expenses	income to		expenses	income to		Portfolio
value, end	Total	year	to average	average net		to average	average net		turnover
of year	return(a)	(in 000s)	net assets	assets		net assets	assets		rate(c)

$15.00	4.99%	$494,883	0.98%	2.60%		1.17%	2.41%		609%
15.00	4.21	32,782	1.73	1.93		1.92	1.74		609
14.99	4.14	20,778	1.73	1.91		1.92	1.72		609
14.98	5.35	69,770	0.58	3.12		0.77	2.93		609
14.98	4.90	9,467	1.08	2.55		1.27	2.36		609

14.88	3.11	358,058	0.99	2.78		1.18	2.59		520
14.88	2.34	44,120	1.74	2.06		1.93	1.87		520
14.87	2.34	23,720	1.74	2.05		1.93	1.86		520
14.85	3.60	151,111	0.59	3.16		0.78	2.97		520
14.85	3.01	10,491	1.09	2.72		1.28	2.53		520

14.95	5.77	248,719	0.98	4.26	(d)	1.24	4.00	(d)	226
14.95	4.99	51,124	1.73	3.54	(d)	1.99	3.28	(d)	226
14.94	4.99	24,095	1.73	3.49	(d)	1.99	3.23	(d)	226
14.93	6.13	82,523	0.58	4.74	(d)	0.84	4.48	(d)	226
14.92	5.68	10,762	1.08	4.25	(d)	1.34	3.99	(d)	226

14.96	14.20	142,904	0.98	5.46		1.31	5.13		473
14.96	13.27	34,036	1.73	4.71		2.06	4.38		473
14.95	13.28	13,814	1.73	4.71		2.06	4.38		473
14.94	14.67	34,997	0.58	5.80		0.91	5.47		473
14.93	14.04	8,239	1.08	5.27		1.41	4.94		473

13.84	7.33	88,783	0.98	6.01		1.39	5.60		341
13.85	6.45	18,724	1.73	5.24		2.14	4.83		341
13.84	6.46	7,606	1.73	5.25		2.14	4.84		341
13.82	7.68	7,514	0.58	6.41		0.99	6.00		341
13.82	7.62	373	1.08	6.02		1.49	5.61		341

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS U.S. MORTGAGES FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout the Period

		Income from			Distributions
		investment operations			to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net
	beginning	investment	and unrealized	investment	investment
Year-Share Class	of period	income(c)	gain	operations	income

FOR THE PERIOD ENDED OCTOBER 31,

2004 - A (commenced November 3, 2003)	$10.00	$0.22	$0.33	$0.55	$(0.33)
2004 - Institutional (commenced November 3, 2003)	10.00	0.29	0.31	0.60	(0.38)
2004 - Separate Account Institutional (commenced November 3, 2003)	10.00	0.31	0.28	0.59	(0.38)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Includes the effect of Mortgage dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

					Ratios assuming no
					expense reductions

				Ratio of	Ratio of	Ratio of
		Net assets	Ratio of	net investment	total	net investment
Net asset		at end of	net expenses	income to	expenses	income to	Portfolio
value, end	Total	of period	to average	average net	to average	average net	turnover
of period	return(a)	(in 000s)	net assets(b)	assets(b)	net assets(b)	assets(b)	rate(d)

$10.22	5.60%	$628	0.82%	1.95%	1.08%	1.69%	1953%
10.22	6.07	120,628	0.40	2.86	0.68	2.58	1953
10.21	6.03	101,429	0.35	2.98	0.63	2.70	1953

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE FIXED INCOME FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from
		investment operations			Distributions to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year-Share Class	of year	income(b)	gain (loss)	operations	income	gains	distributions

FOR THE YEARS ENDED OCTOBER 31,

2004 - A	$10.31	$0.30	$0.32	$0.62	$(0.33)	$(0.35)	$(0.68)
2004 - B	10.35	0.23	0.31	0.54	(0.25)	(0.35)	(0.60)
2004 - C	10.35	0.23	0.31	0.54	(0.25)	(0.35)	(0.60)
2004 - Institutional	10.35	0.34	0.31	0.65	(0.37)	(0.35)	(0.72)
2004 - Service	10.35	0.29	0.32	0.61	(0.32)	(0.35)	(0.67)

2003 - A	10.07	0.40	0.28	0.68	(0.40)	(0.04)	(0.44)
2003 - B	10.10	0.33	0.28	0.61	(0.32)	(0.04)	(0.36)
2003 - C	10.10	0.33	0.28	0.61	(0.32)	(0.04)	(0.36)
2003 - Institutional	10.09	0.45	0.29	0.74	(0.44)	(0.04)	(0.48)
2003 - Service	10.09	0.40	0.29	0.69	(0.39)	(0.04)	(0.43)

2002 - A	10.25	0.50	(0.13)	0.37	(0.52)	(0.03)	(0.55)
2002 - B	10.29	0.43	(0.15)	0.28	(0.44)	(0.03)	(0.47)
2002 - C	10.29	0.43	(0.15)	0.28	(0.44)	(0.03)	(0.47)
2002 - Institutional	10.28	0.55	(0.15)	0.40	(0.56)	(0.03)	(0.59)
2002 - Service	10.28	0.51	(0.16)	0.35	(0.51)	(0.03)	(0.54)

2001 - A	9.52	0.56	0.75	1.31	(0.58)	—	(0.58)
2001 - B	9.54	0.49	0.77	1.26	(0.51)	—	(0.51)
2001 - C	9.55	0.49	0.76	1.25	(0.51)	—	(0.51)
2001 - Institutional	9.54	0.60	0.76	1.36	(0.62)	—	(0.62)
2001 - Service	9.54	0.55	0.76	1.31	(0.57)	—	(0.57)

2000 - A	9.50	0.57	0.02	0.59	(0.57)	—	(0.57)
2000 - B	9.52	0.50	0.02	0.52	(0.50)	—	(0.50)
2000 - C	9.52	0.50	0.03	0.53	(0.50)	—	(0.50)
2000 - Institutional	9.52	0.61	0.02	0.63	(0.61)	—	(0.61)
2000 - Service	9.52	0.56	0.02	0.58	(0.56)	—	(0.56)

(a)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Includes the effect of mortgage dollar roll transactions.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

					Ratios assuming no
					expense reductions

				Ratio of	Ratio of	Ratio of
		Net assets	Ratio of	net investment	total	net investment
Net asset		at end of	net expenses	income to	expenses	income to	Portfolio
value, end	Total	year	to average	average net	to average	average net	turnover
of year	return(a)	(in 000s)	net assets	assets	net assets	assets	rate(c)

$10.25	6.24%	$523,045	0.90%	2.96%	0.90%	2.96%	549%
10.29	5.43	32,040	1.65	2.21	1.65	2.21	549
10.29	5.42	24,323	1.65	2.21	1.65	2.21	549
10.28	6.55	860,021	0.50	3.36	0.50	3.36	549
10.29	6.22	20,221	1.00	2.86	1.00	2.86	549

10.31	7.03	445,178	0.89	3.91	0.89	3.91	489
10.35	6.31	37,120	1.64	3.21	1.64	3.21	489
10.35	6.21	25,409	1.64	3.16	1.64	3.16	489
10.35	7.54	695,181	0.49	4.39	0.49	4.39	489
10.35	6.90	21,827	0.99	3.89	0.99	3.89	489

10.07	3.59	315,441	0.90	5.03	0.90	5.03	437
10.10	2.70	36,131	1.65	4.33	1.65	4.33	437
10.10	2.80	20,176	1.65	4.32	1.65	4.32	437
10.09	3.99	733,996	0.50	5.51	0.50	5.51	437
10.09	3.47	29,761	1.00	5.05	1.00	5.05	437

10.25	14.17	178,885	0.94	5.61	0.94	5.61	315
10.29	13.51	26,848	1.69	4.93	1.69	4.93	315
10.29	13.38	11,998	1.69	4.89	1.69	4.89	315
10.28	14.69	440,836	0.54	6.05	0.54	6.05	315
10.28	14.13	26,667	1.04	5.54	1.04	5.54	315

9.52	6.48	73,846	0.94	6.04	0.97	6.01	272
9.54	5.69	14,002	1.69	5.29	1.72	5.26	272
9.55	5.80	6,107	1.69	5.30	1.72	5.27	272
9.54	6.90	268,465	0.54	6.46	0.57	6.43	272
9.54	6.37	9,445	1.04	5.95	1.07	5.92	272

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout the Period

		Income from			Distributions
		investment operations			to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net
	beginning	investment	and unrealized	investment	investment
Year-Share Class	of period	income(c)	gain	operations	income

FOR THE PERIOD ENDED OCTOBER 31,

2004 - A (commenced November 3, 2003)	$10.00	$0.38	$0.31	$0.69	$(0.38)
2004 - Institutional (commenced November 3, 2003)	10.00	0.44	0.30	0.74	(0.42)
2004 - Separate Account Institutional (commenced November 3, 2003)	10.00	0.43	0.31	0.74	(0.43)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

					Ratios assuming no
					expense reductions

				Ratio of	Ratio of	Ratio of
		Net assets	Ratio of	net investment	total	net investment
Net asset		at end of	net expenses	income to	expenses	income to	Portfolio
value, end	Total	period	to average	average net	to average	average net	turnover
of period	return(a)	(in 000s)	net assets(b)	assets(b)	net assets(b)	assets(b)	rate

$10.31	7.00%	$2,179	0.82%	3.66%	1.85%	2.63%	78%
10.32	7.57	76	0.40	4.28	1.45	3.23	78
10.31	7.52	70,269	0.35	4.26	1.40	3.21	78

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
Goldman Sachs Trust

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Government Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund and Goldman Sachs Investment Grade Credit Fund (seven of the funds comprising the Goldman Sachs Trust) (the “Funds”) as of October 31, 2004, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Government Income Fund and Goldman Sachs Core Fixed Income Fund, the related statements of operations and statements of changes in net assets for the period from November 3, 2003 (commencement of operations) to October 31, 2004 of Goldman Sachs U.S. Mortgages Fund and Goldman Sachs Investment Grade Credit Fund, and the financial highlights of the Funds for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Goldman Sachs Enhanced Income Fund, Goldman Sachs Ultra-Short Duration Government Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Government Income Fund, Goldman Sachs U.S. Mortgages Fund, Goldman Sachs Core Fixed Income Fund and Goldman Sachs Investment Grade Credit Fund at October 31, 2004, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated above, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 17, 2004

GOLDMAN SACHS TAXABLE FIXED INCOME FUNDS

Goldman Sachs Taxable Investment Grade Funds — Tax Information (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Goldman Sachs Core Fixed Income Fund and the Goldman Sachs Government Income Fund designate $14,862,029 and $3,320,765, respectively, as capital gain dividends paid during the year ended October 31, 2004.

Fund Expenses (Unaudited) — Six Month Period Ended October 31, 2004

          As a shareholder of Class A, Class B, Class C, Institutional, Administration, Service Shares or Separate Account Institutional of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class B and Class C shares), and redemption fees (with respect to Class A, Class B, Class C, Institutional Administration, Service and Separate Account Institutional Shares, if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B and Class C Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional, Administration, Service and Separate Account Institutional Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 through October 31, 2004.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Ultra-Short Duration			Short Duration
	Enhanced Income Fund			Government Fund			Government Fund				Government Income Fund

			Expenses			Expense				Expenses				Expenses
			Paid for			Paid for				Paid for				Paid for
	Beginning	Ending	the	Beginning	Ending	the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account	6 months	Account	Account	6 months	Account	Account		6 months	Account	Account		6 months
Share	Value	Value	ended	Value	Value	ended	Value	Value		ended	Value	Value		ended
Class	5/1/04	10/31/04	10/31/04*	5/1/04	10/31/04	10/31/04*	5/1/04	10/31/04		10/31/04*	5/1/04	10/31/04		10/31/04*

Class A
Actual	$1,000.00	$1,002.80	$3.28	$1,000.00	$1,005.70	$4.43	$1,000.00	$1,008.40		$4.74	$1,000.00	$1,036.90		$5.01
Hypothetical 5% return	1,000.00	1,021.86 †	3.31	1,000.00	1,020.71 †	4.47	1,000.00	1,020.41	†	4.77	1,000.00	1,020.22	†	4.96

Class B
Actual	N/A	N/A	N/A	N/A	N/A	N/A	1,000.00	1,006.40		7.77	1,000.00	1,033.00		8.84
Hypothetical 5% return	N/A	N/A	N/A	N/A	N/A	N/A	1,000.00	1,017.39	†	7.81	1,000.00	1,016.44	†	8.76

Class C
Actual	N/A	N/A	N/A	N/A	N/A	N/A	1,000.00	1,005.70		8.52	1,000.00	1,032.40		8.83
Hypothetical 5% return	N/A	N/A	N/A	N/A	N/A	N/A	1,000.00	1,016.64	†	8.57	1,000.00	1,016.44	†	8.76

Institutional
Actual	1,000.00	1,004.80	1.27	1,000.00	1,007.70	2.42	1,000.00	1,011.50		2.73	1,000.00	1,038.40		2.97
Hypothetical 5% return	1,000.00	1,023.87 †	1.28	1,000.00	1,022.73 †	2.44	1,000.00	1,022.42	†	2.74	1,000.00	1,022.23	†	2.94

Administration
Actual	1,000.00	1,003.50	2.53	N/A	N/A	N/A	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical 5% return	1,000.00	1,022.62 †	2.55	N/A	N/A	N/A	N/A	N/A		N/A	N/A	N/A		N/A

Service
Actual	N/A	N/A	N/A	1,000.00	1,005.10	4.94	1,000.00	1,007.90		5.24	1,000.00	1,035.80		5.52
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,020.21 †	4.98	1,000.00	1,019.92	†	5.27	1,000.00	1,019.71	†	5.48

Separate Account Institutional
Actual	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A		N/A	N/A	N/A		N/A

Fund Expenses (Unaudited) — Six Month Period Ended October 31, 2004 (continued)

	U.S. Mortgages Fund			Core Fixed Income Fund				Investment Grade Credit Fund

			Expenses				Expenses			Expenses
			Paid for				Paid for			Paid for
	Beginning	Ending	the	Beginning	Ending		the	Beginning	Ending	the
	Account	Account	6 months	Account	Account		6 months	Account	Account	6 months
	Value	Value	ended	Value	Value		ended	Value	Value	ended
Share Class	5/1/04	10/31/04	10/31/04*	5/1/04	10/31/04		10/31/04*	5/1/04	10/31/04	10/31/04*

Class A
Actual	$1,000.00	$1,039.50	$4.06	$1,000.00	$1,042.30		$4.60	$1,000.00	$1,046.00	$4.61
Hypothetical 5% return	1,000.00	1,021.16 †	4.02	1,000.00	1,020.63	†	4.55	1,000.00	1,020.63 †	4.55

Class B
Actual	N/A	N/A	N/A	1,000.00	1,039.20		8.45	N/A	N/A	N/A
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,016.85	†	8.35	N/A	N/A	N/A

Class C
Actual	N/A	N/A	N/A	1,000.00	1,038.20		8.44	N/A	N/A	N/A
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,016.86	†	8.35	N/A	N/A	N/A

Institutional
Actual	1,000.00	1,040.70	2.05	1,000.00	1,044.21		2.55	1,000.00	1,048.10	2.55
Hypothetical 5% return	1,000.00	1,023.13 †	2.03	1,000.00	1,022.64	†	2.52	1,000.00	1,022.64 †	2.52

Administration
Actual	N/A	N/A	N/A	N/A	N/A		N/A	N/A	N/A	N/A
Hypothetical 5% return	N/A	N/A	N/A	N/A	N/A		N/A	N/A	N/A	N/A

Service
Actual	N/A	N/A	N/A	1,000.00	1,042.60		5.12	N/A	N/A	N/A
Hypothetical 5% return	N/A	N/A	N/A	1,000.00	1,020.12	†	5.07	N/A	N/A	N/A

Separate Account Institutional
Actual	1,000.00	1,041.00	1.82	N/A	N/A		N/A	1,000.00	1,048.40	5.14
Hypothetical 5% return	1,000.00	1,023.36 †	1.80	N/A	N/A		N/A	1,000.00	1,020.12 †	5.07

*	Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 10/31/04. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. Expense ratios for the most recent fiscal half year may differ from expense ratios based on one-year data in the financial highlights. The expense ratios for the period were as follows:

Fund	Class A	Class B	Class C	Institutional	Service	Administration	Separate Account Institutional

Enhanced Income Fund	0.65%	N/A	N/A	0.25%	N/A	0.50%	N/A
Ultra-Short Duration Government Fund	0.88	N/A	N/A	0.48	0.98%	N/A	N/A
Short Duration Government Fund	0.94	1.54	1.69	0.54	1.04	N/A	N/A
Government Income Fund	0.98	1.73	1.73	0.58	1.08	N/A	N/A
U.S. Mortgages Fund	0.80	N/A	N/A	0.40	N/A	N/A	0.35%
Core Fixed Income Fund	0.90	1.65	1.65	0.50	1.00	N/A	N/A
Investment Grade Credit Fund	0.90	N/A	N/A	0.50	N/A	N/A	1.00

† Note: hypothetical expenses are based on the Fund’s actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

Trustees and Officers (Unaudited)

Independent Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

Ashok N. Bakhru Age: 62	Chairman & Trustee	Since 1991	President, ABN Associates (July 1994-March 1996 and November 1998-Present); Executive Vice President—Finance and Administration and Chief Financial Officer, Coty Inc. (manufacturer of fragrances and cosmetics) (April 1996-November 1998); Director of Arkwright Mutual Insurance Company (1984-1999); Trustee of International House of Philadelphia (program center and residential community for students and professional trainees from the United States and foreign countries) (1989-Present); Member of Cornell University Council (1992-Present); Trustee of the Walnut Street Theater (1992-Present); Trustee, Scholarship America (1998-Present); Director, Private Equity Investors—III and IV (November 1998-Present), and Equity-Limited Investors II (April 2002-Present); and Chairman, Lenders Service Inc. (provider of mortgage lending services) (2000-2003).

			Chairman of the Board and Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

John P. Coblentz, Jr. Age: 63	Trustee	Since 2003	Partner, Deloitte & Touche LLP (June 1975-May 2003). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Patrick T. Harker Age: 45	Trustee	Since 2000	Dean and Reliance Professor of Operations and Information Management, The Wharton School, University of Pennsylvania (February 2000-Present); Interim and Deputy Dean, The Wharton School, University of Pennsylvania (July 1999-Present); and Professor and Chairman of Department of Operations and Information Management, The Wharton School, University of Pennsylvania (July 1997-August 2000). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Mary P. McPherson Age: 69	Trustee	Since 1997	Vice President, The Andrew W. Mellon Foundation (provider of grants for conservation, environmental and educational purposes) (October 1997-Present); Director, Smith College (1998-Present); Director, Josiah Macy, Jr. Foundation (health educational programs) (1977-Present); Director, Philadelphia Contributionship (insurance) (1985-Present); Director Emeritus, Amherst College (1986-1998); Director, The Spencer Foundation (educational research) (1993-February 2003); member of PNC Advisory Board (banking) (1993-1998); and Director, American School of Classical Studies in Athens (1997-Present).

			Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

Wilma J. Smelcer Age: 55	Trustee	Since 2001	Chairman, Bank of America, Illinois (banking) (1998-January 2001); and Governor, Board of Governors, Chicago Stock Exchange (national securities exchange) (April 2001-April 2004). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	Lawson Products Inc. (distributor of industrial products).

Richard P. Strubel Age: 65	Trustee	Since 1987	Vice Chairman and Director, Unext, Inc. (provider of educational services via the internet) (2003-Present); President, COO and Director, Unext, Inc. (1999-2003); Director, Cantilever Technologies, Inc. (a private software company) (1999-Present); Trustee, The University of Chicago (1987-Present); and Managing Director, Tandem Partners, Inc. (management services firm) (1990-1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	Gildan Activewear Inc. (an activewear clothing marketing and manufacturing company); Unext, Inc. (provider of educational services via the internet); Northern Mutual Fund Complex (53 Portfolios).

Interested Trustees

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Address and Age[1]	the Trust[2]	Time Served[3]	During Past 5 Years	Trustee[4]	Held by Trustee[5]

*Alan A. Shuch Age: 54	Trustee	Since 1990	Advisory Director—GSAM (May 1999-Present); Consultant to GSAM (December 1994-May 1999); and Limited Partner, Goldman Sachs (December 1994-May 1999). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).	63	None

*Kaysie P. Uniacke Age: 43	Trustee & President	Since 2001 Since 2002	Managing Director, GSAM (1997-Present). Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies). President—Goldman Sachs Mutual Fund Complex (2002- Present) (registered investment companies). Assistant Secretary—Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).	63	None

*	These persons are considered to be “Interested Trustees” because they hold positions with Goldman Sachs and own securities issued by The Goldman Sachs Group, Inc. Each Interested Trustee holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
[1]	Each Trustee may be contacted by writing to the Trustee, c/o Goldman Sachs, One New York Plaza, 37th Floor, New York, New York, 10004, Attn: Howard B. Surloff.
[2]	The Trust is a successor to a Massachusetts business trust that was combined with the Trust on April 30, 1997.
[3]	Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his or her successor; (b) the date the Trustee resigns or is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust; (c) the date the Trustee attains the age of 72 years (in accordance with the current resolutions of the Board of Trustees, which may be changed by the Trustees without shareholder vote); or (d) the termination of the Trust.
[4]	The Goldman Sachs Mutual Fund Complex consists of the Trust and Goldman Sachs Variable Insurance Trust. As of October 31, 2004, the Trust consisted of 57 portfolios, including the Funds described in this Annual Report, and Goldman Sachs Variable Insurance Trust consisted of 6 portfolios.
[5]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

Additional information about the Trustees is available in the Fund’s Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States of America): 1-800-292-4726

Officers of the Trust*

Term of
Office and
	Position(s) Held	Length of
	With the Trust	Time Served[1]	Principal Occupation(s) During Past 5 Years
Name, Age And Address

Kaysie P. Uniacke 32 Old Slip New York, NY 10005 Age: 43	President & Trustee	Since 2002 Since 2001	Managing Director, GSAM (1997-Present).

Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies).

President—Goldman Sachs Mutual Fund Complex (registered investment companies).

Assistant Secretary—Goldman Sachs Mutual Fund Complex (1997-2002) (registered investment companies).

James A. Fitzpatrick 4900 Sears Tower Chicago, IL 60606 Age: 44	Vice President	Since 1997	Managing Director, Goldman Sachs (October 1999-Present); and Vice President of GSAM (April 1997-December 1999). Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies).

James A. McNamara 32 Old Slip New York, NY 10005 Age: 41	Vice President	Since 2001	Managing Director, Goldman Sachs (December 1998-Present); Director of Institutional Fund Sales, GSAM (April 1998-December 2000); and Senior Vice President and Manager, Dreyfus Institutional Service Corporation (January 1993-April 1998).

Vice President—Goldman Sachs Mutual Fund Complex (registered investment companies).

Trustee—Goldman Sachs Mutual Fund Complex (registered investment companies) (December 2002-May 2004).

John M. Perlowski 32 Old Slip New York, NY 10005 Age: 39	Treasurer	Since 1997	Managing Director, Goldman Sachs (November 2003-Present) and Vice President, Goldman Sachs (July 1995-November 2003). Treasurer—Goldman Sachs Mutual Fund Complex (registered investment companies).

Howard B. Surloff One New York Plaza 37th Floor New York, NY 10004 Age: 39	Secretary	Since 2001	Managing Director, Goldman Sachs (November 2002-Present); Associate General Counsel, Goldman Sachs and General Counsel to the U.S. Funds Group (December 1997-Present).

Secretary—Goldman Sachs Mutual Fund Complex (registered investment companies) (2001-Present) and Assistant Secretary prior thereto.

[1]	Officers hold office at the pleasure of the Board of Trustees or until their successors are duly elected and qualified. Each officer holds comparable positions with certain other companies of which Goldman Sachs, GSAM or an affiliate thereof is the investment adviser, administrator and/or distributor.
*	Represents a partial list of officers of the Trust. Additional information about all the officers is available in the Fund’s Statement of Additional Information which can be obtained from Goldman Sachs free of charge by calling this toll-free number (in the United States): 1-800-292-4726.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, **Goldman Sachs Asset Management, L.P.** and other units of the **Investment Management Division** of Goldman Sachs serve a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $410.1 billion in assets under management as of September 30, 2004 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

THE GOLDMAN SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

- Global Resources and Global Research
- Team Approach
- Disciplined Processes

Innovative, Value-Added Investment Products

- Thoughtful Solutions
- Risk Management

Outstanding Client Service

- Dedicated Service Teams
- Excellence and Integrity

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.


INTERNATIONAL EQUITY
Higher Risk/Return
DOMESTIC EQUITY
ASSET ALLOCATION PORTFOLIOS
SPECIALTY
FIXED INCOME
MONEY MARKET
Lower Risk/Return

International Equity Funds
- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE℠ International Equity Fund

Domestic Equity Funds
- Small Cap Value Fund
- CORE℠ Small Cap Equity Fund
- Mid Cap Value Fund
- Concentrated Growth Fund
- Growth Opportunities Fund
- Research Select Fund℠
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE℠ Large Cap Growth Fund
- CORE℠ Large Cap Value Fund
- CORE℠ U.S. Equity Fund

Specialty Funds
- Tollkeeper Fund℠
- CORE℠ Tax-Managed Equity Fund
- Real Estate Securities Fund

Asset Allocation Funds
- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds
- Emerging Markets Debt Fund
- High Yield Fund
- High Yield Municipal Fund
- Global Income Fund
- Investment Grade Credit Fund
- Core Fixed Income Fund
- U.S. Mortgages Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Ultra-Short Duration Government Fund
- Enhanced Income Fund

Money Market Funds[1]

[1] An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

The Goldman Sachs Research Select Fund℠, Tollkeeper Fund℠ and CORE℠ are service marks of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P.   32 OLD SLIP, 32ND FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES
Ashok N. Bakhru, *Chairman*
John P. Coblentz, Jr.
Patrick T. Harker
Mary Patterson McPherson
Alan A. Shuch
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

OFFICERS
Kaysie P. Uniacke, *President*
James A. Fitzpatrick, *Vice President*
James A. McNamara, *Vice President*
John M. Perlowski, *Treasurer*
Howard B. Surloff, *Secretary*

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

Visit our Web site at www.gs.com/funds to obtain the most recent month-end returns.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("the Commission") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q are available on the Commission's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

The Goldman Sachs Government Income, Goldman Sachs Short Duration Government and Goldman Sachs Ultra-Short Duration Government Funds' net asset values and yields are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

The Goldman Sachs Core Fixed Income and Investment Grade Credit Funds' foreign investments may be more volatile than an investment in U.S. securities and are subject to the risks of currency fluctuations and political developments.

The Goldman Sachs Enhanced Income Fund is not a money market fund. Investors in this Fund should understand that the net asset value of the Fund will fluctuate which may result in a loss of a portion of the principal amount invested.

The Goldman Sachs Investment Grade Credit Fund will be subject to yield and total return fluctuations based on rising and falling interest rates. Longer-term bonds will normally have more price volatility.

The Goldman Sachs U.S. Mortgages, Ultra-Short Duration Government and Short Duration Government Funds will be subject to prepayment risk, the risk that in a declining interest rate environment the Fund's underlying mortgages may be prepaid, causing the Fund to have to reinvest assets at lower interest rates.

Goldman, Sachs & Co. is the distributor of the Goldman Sachs Funds.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund's objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.

Copyright 2004 Goldman, Sachs & Co. All rights reserved. Date of first use: December 30, 2004 / 04-1503

TFIAR / 53.6K / 12-04